UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Global Equity and Income Fund

Shares	Description	Value (†)

Common Stocks – 64.1% of Net Assets

	Belgium – 1.6%
159,976	Anheuser-Busch InBev NV	$19,251,566

	Brazil – 0.6%
539,920	Companhia Brasileira de Meios de Pagamento	7,609,692

	Canada – 1.5%
465,600	CGI Group, Inc., Class A(b)	18,210,216

	China – 3.1%
280,544	Alibaba Group Holding Ltd., Sponsored ADR(b)	23,080,355
1,323,000	Hengan International Group Co. Ltd.	15,704,127

		38,784,482

	Denmark – 1.5%
334,679	Novo Nordisk AS, Class B	18,365,464

	France – 1.2%
237,457	Thales S.A.	14,347,377

	Germany – 0.7%
151,581	Brenntag AG	8,697,927

	Hong Kong – 1.6%
2,960,000	AIA Group Ltd.	19,354,428

	India – 2.8%
912,885	HCL Technologies Ltd.	13,185,081
639,281	HDFC Bank Ltd.	12,234,979
1,117,808	Motherson Sumi Systems Ltd.	9,082,056

		34,502,116

	Italy – 0.7%
128,369	Luxottica Group S.p.A.	8,538,832

	Japan – 3.2%
316,500	Asahi Group Holdings Ltd.	10,051,461
2,219,700	Mitsubishi UFJ Financial Group, Inc.	15,969,546
329,700	Nomura Research Institute Ltd.	12,892,546

		38,913,553

	Netherlands – 1.6%
1,198,076	ING Groep NV	19,894,489

	Philippines – 0.7%
2,138,250	Universal Robina Corp.	9,194,065

	Sweden – 1.1%
504,394	Atlas Copco AB, A Shares	14,112,090

	Switzerland – 2.4%
26,676	Geberit AG, (Registered)	8,893,631

Shares	Description	Value (†)

Common Stocks – continued

	Switzerland – continued
73,498	Roche Holding AG	$20,608,209

		29,501,840

	United Kingdom – 2.8%
4,537,223	Legal & General Group PLC	17,740,822
448,479	London Stock Exchange Group PLC	16,683,705

		34,424,527

	United States – 37.0%
89,828	Alexion Pharmaceuticals, Inc.(b)	16,238,208
113,856	Allergan PLC(b)	34,550,742
38,603	Amazon.com, Inc.(b)	16,757,176
44,499	AutoZone, Inc.(b)	29,676,383
209,242	Comcast Corp., Class A	12,583,814
230,479	Facebook, Inc., Class A(b)	19,767,031
91,386	FactSet Research Systems, Inc.	14,851,139
194,103	Genesee & Wyoming, Inc., Class A(b)	14,786,766
94,621	Goldman Sachs Group, Inc. (The)	19,755,919
23,705	Google, Inc., Class C(b)	12,338,690
34,684	Google, Inc., Class A(b)	18,730,747
955	Hawaiian Telcom Holdco, Inc.(b)	24,925
440,357	Jarden Corp.(b)	22,788,475
382,824	Kinder Morgan, Inc.	14,696,613
103,574	M&T Bank Corp.	12,939,500
168,345	Oceaneering International, Inc.	7,843,194
19,866	Priceline Group, Inc. (The)(b)	22,873,116
192,930	Schlumberger Ltd.	16,628,637
72,426	Signet Jewelers Ltd.	9,287,910
234,123	Texas Instruments, Inc.	12,059,676
133,748	TransDigm Group, Inc.(b)	30,049,163
165,482	Travelers Cos., Inc. (The)	15,995,490
158,544	UnitedHealth Group, Inc.	19,342,368
167,000	Valeant Pharmaceuticals International, Inc.(b)	37,099,050
61,604	W.W. Grainger, Inc.	14,578,587
176,935	Wells Fargo & Co.	9,950,824

		456,194,143

	Total Common Stocks (Identified Cost $665,467,586)	789,896,807

Principal Amount (‡)

Bonds and Notes – 32.1%

Non-Convertible Bonds – 31.4%

	Argentina – 0.2%
$382,136	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	385,958
1,755,000	YPF S.A., 8.750%, 4/04/2024, 144A	1,781,325

		2,167,283

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Australia – 0.2%
$110,000		Incitec Pivot Finance LLC, 6.000%, 12/10/2019, 144A	$121,811
500,000		Macquarie Bank Ltd., 6.625%, 4/07/2021, 144A	572,709
120,000		Sydney Airport Finance Co., 5.125%, 2/22/2021, 144A	133,368
95,000		Sydney Airport Finance Co. Pty Ltd., 3.375%, 4/30/2025, 144A	91,401
950,000		Telstra Corp. Ltd., 3.125%, 4/07/2025, 144A	923,656

			1,842,945

		Belgium – 0.0%
350,000		Anheuser-Busch InBev NV, EMTN, 6.500%, 6/23/2017, (GBP)	602,269

		Brazil – 1.4%
800,000		Banco do Brasil S.A., 3.875%, 10/10/2022	726,000
600,000		Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	616,380
2,203,718		Banco Votorantim S.A., 6.250%, 5/16/2016, 144A, (BRL)	663,362
800,000		Braskem Finance Ltd., 5.750%, 4/15/2021, 144A	760,000
6,600	(††)	Brazil Letras do Tesouro Nacional, Zero Coupon, 7/01/2016, (BRL)(c)	1,857,098
2,250	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2019, (BRL)	633,092
1,115	(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2021, (BRL)	304,988
2,300,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	617,703
1,000,000		CIMPOR Financial Operations BV, 5.750%, 7/17/2024, 144A	810,000
400,000		Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	369,000
240,000		Embraer Netherlands Finance Corp., 5.050%, 6/15/2025	239,400
800,000		Gerdau Trade, Inc., 5.750%, 1/30/2021, 144A	820,000
226,000		GTL Trade Finance, Inc., 5.893%, 4/29/2024, 144A	220,463
915,000		Itau Unibanco Holding S.A., 2.850%, 5/26/2018, 144A	907,680
300,000		Itau Unibanco Holding S.A., 6.200%, 12/21/2021, 144A	317,025
100,000		LPG International, Inc., 7.250%, 12/20/2015	102,272
170,000		Odebrecht Drilling Norbe VIII/IX Ltd., 6.350%, 6/30/2022, 144A	130,900
827,190		Odebrecht Offshore Drilling Finance Ltd., 6.750%, 10/01/2023, 144A	593,509
2,400,000		Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	717,893

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brazil – continued
$1,825,000	Petrobras Global Finance BV, 4.375%, 5/20/2023(c)	$1,589,958
320,000	Petrobras Global Finance BV, 5.375%, 1/27/2021	307,776
775,000	Petrobras Global Finance BV, 5.750%, 1/20/2020	767,901
300,000	Petrobras Global Finance BV, 6.875%, 1/20/2040	267,258
800,000	Samarco Mineracao S.A., 4.125%, 11/01/2022, 144A	736,000
500,000	Tupy Overseas S.A., 6.625%, 7/17/2024, 144A	489,375
1,106,000	Vale Overseas Ltd., 6.875%, 11/21/2036(c)	1,069,292
470,000	Vale S.A., 5.625%, 9/11/2042	395,820

		17,030,145

	Canada – 0.5%
1,085,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	931,675
3,000,000	Canadian Government, 1.250%, 9/01/2018, (CAD)(c)	2,460,673
2,065,000	Canadian Government, 3.000%, 12/01/2015, (CAD)(c)	1,669,806
1,335,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	1,089,634
600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	541,033

		6,692,821

	Chile – 0.4%
1,450,000	Banco de Credito e Inversiones, 3.000%, 9/13/2017, 144A(c)	1,472,276
200,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	208,458
300,000,000	Chile Government International Bond, 5.500%, 8/05/2020, (CLP)(c)	500,848
550,000	Corpbanca S.A., 3.125%, 1/15/2018	551,585
250,000	E.CL S.A., 5.625%, 1/15/2021, 144A	272,586
800,000	Inversiones CMPC S.A., 4.375%, 5/15/2023, 144A	803,815
1,120,000	Transelec S.A., 4.250%, 1/14/2025, 144A(c)	1,121,603
400,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	408,740

		5,339,911

	China – 0.4%
800,000	Baidu, Inc., 2.250%, 11/28/2017	804,344
700,000	Baidu, Inc., 3.250%, 8/06/2018	720,426

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	China – continued
$400,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	$414,994
1,200,000	CNOOC Finance 2013 Ltd., 3.000%, 5/09/2023(c)	1,136,839
485,000	CNOOC Finance 2015 Australia Pty Ltd., 2.625%, 5/05/2020	478,660
480,000	CNOOC Finance 2015 USA LLC, 3.500%, 5/05/2025	461,711
1,000,000	Parkson Retail Group Ltd., 4.500%, 5/03/2018	944,807

		4,961,781

	Colombia – 0.4%
555,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	550,144
610,000	Ecopetrol S.A., 4.125%, 1/16/2025	562,908
600,000	Ecopetrol S.A., 5.875%, 9/18/2023(c)	630,000
490,000	Ecopetrol S.A., 5.875%, 5/28/2045	432,425
830,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	338,344
435,000,000	Emgesa S.A. E.S.P., 8.750%, 1/25/2021, 144A, (COP)	177,325
2,140,000,000	Empresas Publicas de Medellin E.S.P., 8.375%, 2/01/2021, 144A, (COP)	865,787
1,220,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	872,300
580,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	420,500
200,000,000	Republic of Colombia, 7.750%, 4/14/2021, (COP)	84,292

		4,934,025

	Dominican Republic – 0.1%
565,000	Dominican Republic International Bond, 5.500%, 1/27/2025, 144A	566,413
425,000	Dominican Republic International Bond, 8.625%, 4/20/2027, 144A	507,875

		1,074,288

	France – 0.4%
425,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	438,812
15,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	15,450
200,000	AXA S.A., 7.125%, 12/15/2020, (GBP)	369,787
435,000	Credit Agricole S.A., 4.375%, 3/17/2025, 144A	417,261
390,000	Credit Agricole S.A., (fixed rate to 6/23/2026, variable rate thereafter), 7.500%, (GBP)(d)	603,596
2,080,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	1,944,862

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	France – continued
475,000	Societe Generale S.A., (fixed rate to 4/07/2021, variable rate thereafter), 6.750%, (EUR)(d)	$527,568

		4,317,336

	Germany – 0.1%
755,000	RWE AG, (fixed rate to 9/28/2015, variable rate thereafter), 4.625%, (EUR)(d)	842,149

	Hong Kong – 0.1%
355,000	AIA Group Ltd., 3.200%, 3/11/2025, 144A	342,017
400,000	Hutchison Whampoa International 11 Ltd., 3.500%, 1/13/2017, 144A	412,240

		754,257

	Hungary – 0.2%
1,330,000	Hungary Government International Bond, 5.375%, 3/25/2024	1,441,387
980,000	Hungary Government International Bond, 5.750%, 11/22/2023	1,085,350

		2,526,737

	Iceland – 0.1%
1,000,000	Republic of Iceland, 5.875%, 5/11/2022, 144A(c)	1,129,130

	India – 0.5%
550,000	Axis Bank Ltd., 3.250%, 5/21/2020, 144A	546,879
1,155,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A(c)	1,205,818
990,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	1,048,291
1,400,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	1,439,074
750,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	808,746
700,000	State Bank of India/London, 4.125%, 8/01/2017, 144A	727,328

		5,776,136

	Indonesia – 0.8%
400,000	Gajah Tunggal Tbk PT, 7.750%, 2/06/2018, 144A	337,000
300,000	Indonesia Government International Bond, 4.125%, 1/15/2025, 144A	294,375
725,000	Indonesia Government International Bond, 5.125%, 1/15/2045, 144A	691,469
3,500,000,000	Indonesia Government International Bond, 9.500%, 7/15/2023, (IDR)	279,317
781,000,000	Indonesia Government International Bond, 11.500%, 9/15/2019, (IDR)	65,180
12,100,000,000	Indonesia Treasury Bond, 6.125%, 5/15/2028, (IDR)	745,013

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Indonesia – continued
24,000,000,000	Indonesia Treasury Bond, 7.875%, 4/15/2019, (IDR)(c)	$1,784,380
14,000,000,000	Indonesia Treasury Bond, 8.375%, 3/15/2024, (IDR)(c)	1,050,496
200,000	Indosat Palapa Co. BV, 7.375%, 7/29/2020, 144A	207,000
400,000	Listrindo Capital BV, 6.950%, 2/21/2019, 144A	418,000
2,800,000	Pertamina Persero PT, 4.300%, 5/20/2023, 144A(c)	2,681,000
545,000	Republic of Indonesia, 2.875%, 7/08/2021, 144A, (EUR)	612,150
500,000	TBG Global Pte Ltd., 4.625%, 4/03/2018, 144A	497,500

		9,662,880

	Italy – 0.7%
440,000	Italy Buoni Poliennali Del Tesoro, 1.500%, 6/01/2025, (EUR)	455,978
2,860,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 8/01/2018, (EUR)(c)	3,558,651
2,295,000	Italy Buoni Poliennali Del Tesoro, 4.750%, 8/01/2023, 144A, (EUR)(c)	3,067,747
725,000	UniCredit SpA, EMTN, 6.950%, 10/31/2022, (EUR)	933,702
870,000	Wind Acquisition Finance S.A., 7.375%, 4/23/2021, 144A	879,787

		8,895,865

	Japan – 0.2%
900,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (The), 1.700%, 3/05/2018, 144A	897,989
1,165,000	Nomura Holdings, Inc., GMTN, 2.750%, 3/19/2019(c)	1,175,766
850,000	Softbank Corp., 4.500%, 4/15/2020, 144A	853,188

		2,926,943

	Korea – 0.7%
3,700,000	Export-Import Bank of Korea, 3.000%, 5/22/2018, 144A, (NOK)	485,786
400,000	Hana Bank, 4.000%, 11/03/2016, 144A	413,876
600,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	621,265
600,000	Hyundai Steel Co., 4.625%, 4/21/2016, 144A	613,514
600,000	Industrial Bank of Korea, 2.375%, 7/17/2017, 144A	609,570
400,000	Kia Motors Corp., 3.625%, 6/14/2016, 144A(c)	408,542
400,000	Korea Development Bank (The), 4.625%, 11/16/2021	442,836
400,000	Korea National Oil Corp., 3.125%, 4/03/2017, 144A	410,328

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Korea – continued
2,589,140,000		Korea Treasury Bond, 2.750%, 9/10/2017, (KRW)(c)	$2,370,557
250,000		Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A	257,489
1,125,000		Minera y Metalurgica del Boleo S.A. de CV, 2.875%, 5/07/2019, 144A(c)	1,135,645
950,000		Shinhan Bank, 2.250%, 4/15/2020, 144A	938,657
140,000		SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	178,346
200,000		Woori Bank, 5.875%, 4/13/2021, 144A	229,275

			9,115,686

		Luxembourg – 0.2%
500,000		Altice S.A., 7.750%, 5/15/2022, 144A	483,750
970,000		ArcelorMittal, 7.500%, 3/01/2041	950,600
430,000		INEOS Group Holdings S.A., 5.750%, 2/15/2019, (EUR)	484,179
500,000		Millicom International Cellular S.A., 4.750%, 5/22/2020, 144A	480,765

			2,399,294

		Mexico – 1.3%
10,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	609,512
300,000		Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/09/2022, 144A	298,650
640,000		Cemex Finance LLC, 6.000%, 4/01/2024, 144A	633,408
300,000		Cemex SAB de CV, 4.375%, 3/05/2023, 144A, (EUR)	321,495
10,000,000		Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	542,306
746,500	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(c)	4,945,608
186,200	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/09/2022, (MXN)(c)	1,227,297
395,000	(†††)	Mexican Fixed Rate Bonds, Series M-10, 8.500%, 12/13/2018, (MXN)(c)	2,802,463
135,113	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	971,403
196,000		Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	189,453
780,000		Petroleos Mexicanos, 4.250%, 1/15/2025, 144A	759,642
625,000		Petroleos Mexicanos, 5.625%, 1/23/2046, 144A	583,563
135,000	(†††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	812,937
580,000		Southern Copper Corp., 3.875%, 4/23/2025	558,621

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Mexico – continued
$925,000	Unifin Financiera S.A.P.I. de CV SOFOM ENR, 6.250%, 7/22/2019, 144A	$914,594

		16,170,952

	Morocco – 0.1%
965,000	OCP S.A., 4.500%, 10/22/2025, 144A	915,544
590,000	OCP S.A., 6.875%, 4/25/2044, 144A	615,193

		1,530,737

	Netherlands – 0.0%
500,000	Shell International Finance BV, 3.250%, 5/11/2025	495,140

	New Zealand – 0.5%
2,880,935	New Zealand Government Bond, 3.000%, 9/20/2030, (NZD)(c)	2,145,326
2,340,000	New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)(c)	1,699,394
2,590,000	New Zealand Government Bond, 5.500%, 4/15/2023, (NZD)	2,019,483
120,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) S.A., 9.875%, 8/15/2019	126,000

		5,990,203

	Norway – 0.3%
13,275,000	Norway Government Bond, 2.000%, 5/24/2023, 144A, (NOK)	1,736,826
13,760,000	Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)(c)	1,988,065

		3,724,891

	Panama – 0.1%
680,000	Banco Latinoamericano de Comercio Exterior S.A., 3.250%, 5/07/2020, 144A	676,600
300,000	Banco Latinoamericano de Comercio Exterior S.A., 3.750%, 4/04/2017, 144A	307,500

		984,100

	Peru – 0.2%
1,050,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	1,031,625
1,050,000	Union Andina de Cementos SAA, 5.875%, 10/30/2021, 144A	1,061,813

		2,093,438

	Philippines – 0.1%
40,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	878,243
30,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	698,603

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Philippines – continued
$175,000	Philippine Long Distance Telephone Co., EMTN, 8.350%, 3/06/2017	$190,750

		1,767,596

	Poland – 0.5%
17,080,000	Poland Government Bond, 4.000%, 10/25/2023, (PLN)(c)	4,809,655
3,210,000	Poland Government Bond, 5.500%, 10/25/2019, (PLN)	957,024

		5,766,679

	Portugal – 0.0%
400,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	403,883
125,000	EDP Finance BV, EMTN, 2.000%, 4/22/2025, (EUR)	125,741

		529,624

	Singapore – 0.2%
495,000	BOC Aviation Pte Ltd., 3.000%, 3/30/2020	487,105
2,000,000	DBS Bank Ltd., (fixed rate to 9/21/2017, variable rate thereafter), 3.625%, 9/21/2022, 144A(c)	2,064,334

		2,551,439

	South Africa – 0.5%
895,000	Eskom Holdings SOC Ltd., 7.125%, 2/11/2025, 144A	905,543
930,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	923,025
500,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	542,125
285,000	Republic of South Africa, EMTN, 4.500%, 4/05/2016, (EUR)	326,756
11,500,000	South Africa Government Bond, 7.750%, 2/28/2023, (ZAR)	924,084
8,500,000	South Africa Government Bond, Series R186, 10.500%, 12/21/2026, (ZAR)	813,250
600,000	South Africa Government International Bond, 5.875%, 9/16/2025	664,706
700,000	Transnet SOC Ltd., 4.000%, 7/26/2022, 144A	672,280

		5,771,769

	Spain – 0.3%
430,000	Spain Government Bond, 1.600%, 4/30/2025, 144A, (EUR)	451,054
2,115,000	Spain Government Bond, 4.300%, 10/31/2019, 144A, (EUR)(c)	2,681,883
800,000	Spain Government Bond, 4.400%, 10/31/2023, 144A, (EUR)(c)	1,047,976

		4,180,913

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supranationals – 0.5%
$840,000	Central American Bank for Economic Integration, 3.875%, 2/09/2017, 144A	$863,506
1,115,000	Corporacion Andina de Fomento, 4.375%, 6/15/2022(c)	1,205,500
1,570,000	European Financial Stability Facility, 1.625%, 7/17/2020, (EUR)(c)	1,861,291
1,140,000	International Bank for Reconstruction & Development, 2.500%, 3/12/2020, (AUD)	866,602
70,000,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(c)	1,134,202

		5,931,101

	Sweden – 0.0%
2,450,000	Sweden Government Bond, 5.000%, 12/01/2020, (SEK)	368,715

	Thailand – 0.2%
1,010,000	Siam Commercial Bank PCL (The), 3.500%, 4/07/2019, 144A	1,036,933
950,000	Thai Oil PCL, 3.625%, 1/23/2023, 144A	935,037

		1,971,970

	Turkey – 0.5%
445,000	Akbank TAS, 4.000%, 1/24/2020, 144A	433,448
800,000	Arcelik AS, 5.000%, 4/03/2023, 144A	765,296
545,000	Export Credit Bank of Turkey, 5.000%, 9/23/2021, 144A	548,373
920,000	TC Ziraat Bankasi AS, 4.250%, 7/03/2019, 144A	918,620
2,745,000	Turkey Government Bond, 6.300%, 2/14/2018, (TRY)	950,472
600,000	Turkiye Garanti Bankasi AS, 4.000%, 9/13/2017, 144A	607,082
490,000	Turkiye Halk Bankasi AS, 4.750%, 2/11/2021, 144A	481,812
800,000	Turkiye Is Bankasi, 3.875%, 11/07/2017, 144A	806,144
875,000	Yapi ve Kredi Bankasi, 5.250%, 12/03/2018, 144A	901,250

		6,412,497

	United Arab Emirates – 0.2%
850,000	DP World Ltd., 3.250%, 5/18/2020, 144A	843,625
600,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	636,774
545,000	Mubadala GE Capital Ltd., 3.000%, 11/10/2019, 144A	540,231

		2,020,630

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United Kingdom – 0.5%
$600,000	Anglo American Capital PLC, 2.625%, 9/27/2017, 144A	$603,293
525,000	Barclays PLC, 3.650%, 3/16/2025	497,338
400,000	Barclays PLC, (fixed rate to 9/15/2019, variable rate thereafter), 7.000%, (GBP)(d)	613,572
470,000	British Telecommunications PLC, 5.750%, 12/07/2028, (GBP)	881,122
150,000	Imperial Tobacco Finance PLC, EMTN, 6.250%, 12/04/2018, (GBP)	266,045
400,000	Lloyds Banking Group PLC, 4.500%, 11/04/2024	400,235
400,000	Old Mutual PLC, EMTN, 8.000%, 6/03/2021, (GBP)	706,087
1,130,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023(c)	1,196,593
250,000	Standard Chartered PLC, EMTN, (fixed rate to 10/21/2020, variable rate thereafter), 4.000%, 10/21/2025, (EUR)	294,544
130,000	Virgin Media Finance PLC, 4.500%, 1/15/2025, 144A, (EUR)	143,843
115,000	Virgin Media Finance PLC, 6.375%, 10/15/2024, 144A, (GBP)	187,922
100,000	WPP PLC, 6.000%, 4/04/2017, (GBP)	168,950

		5,959,544

	United States – 17.8%
15,000	21st Century Fox America, Inc., 6.400%, 12/15/2035	17,747
9,890,000	AbbVie, Inc., 2.500%, 5/14/2020	9,788,538
45,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	45,563
45,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	45,619
240,000	AES Corp. (The), 4.875%, 5/15/2023	225,600
975,000	Alcoa, Inc., 5.900%, 2/01/2027	1,031,062
8,000,000	Ally Financial, Inc., 3.750%, 11/18/2019	7,940,000
745,000	Ally Financial, Inc., 5.125%, 9/30/2024	746,862
129,000	Ally Financial, Inc., 8.000%, 12/31/2018	143,996
1,728,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,069,280
184,752	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	185,968
51,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	67,524
7,145,000	Amgen, Inc., 2.125%, 5/01/2020	6,996,334

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$12,046	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(e)	$12,046
495,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	400,950
925,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	1,056,503
145,000	Avnet, Inc., 6.000%, 9/01/2015	146,098
95,000	Avon Products, Inc., 7.700%, 3/15/2043	77,663
200,000	Bank of America Corp., 5.490%, 3/15/2019	219,031
115,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	112,654
50,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	48,500
15,000	Boston Scientific Corp., 5.125%, 1/12/2017	15,793
6,320,000	California Resources Corp., 5.000%, 1/15/2020	5,561,600
670,000	California Resources Corp., 5.500%, 9/15/2021	583,034
90,000	California Resources Corp., 6.000%, 11/15/2024	77,400
1,995,000	CenturyLink, Inc., 6.450%, 6/15/2021	2,009,962
510,000	CenturyLink, Inc., 7.650%, 3/15/2042	461,550
55,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	52,800
605,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	548,281
1,025,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	992,969
190,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	184,300
5,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	4,338
20,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	19,500
95,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	92,625
1,635,000	Cimarex Energy Co., 4.375%, 6/01/2024	1,614,857
1,470,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	1,532,475
155,000	Cleaver-Brooks, Inc., 8.750%, 12/15/2019, 144A	152,675
265,000	Constellation Brands, Inc., 4.750%, 11/15/2024	265,663
1,005,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	1,047,712
164,506	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	173,965

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$280,000	Continental Resources, Inc., 3.800%, 6/01/2024	$255,584
25,000	Continental Resources, Inc., 4.500%, 4/15/2023	24,105
155,000	Cummins, Inc., 5.650%, 3/01/2098	162,943
191,836	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	220,131
42,000	Dillard’s, Inc., 6.625%, 1/15/2018	46,043
50,000	Dillard’s, Inc., 7.000%, 12/01/2028	55,250
8,000	Dillard’s, Inc., 7.750%, 7/15/2026	9,260
395,000	DISH DBS Corp., 5.000%, 3/15/2023	365,375
90,000	DISH DBS Corp., 5.875%, 11/15/2024	86,456
315,000	DPL, Inc., 6.750%, 10/01/2019, 144A	334,687
310,000	DR Horton, Inc., 4.375%, 9/15/2022	300,700
235,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	274,950
1,121,000	First Data Corp., 10.625%, 6/15/2021	1,241,507
150,000	Foot Locker, Inc., 8.500%, 1/15/2022(e)	164,155
25,000	Ford Motor Co., 6.375%, 2/01/2029	29,493
50,000	Ford Motor Co., 6.625%, 2/15/2028	57,263
2,105,000	Ford Motor Co., 6.625%, 10/01/2028	2,563,465
40,000	Ford Motor Co., 7.125%, 11/15/2025	48,869
835,000	Ford Motor Co., 7.400%, 11/01/2046	1,105,674
5,000	Ford Motor Co., 7.500%, 8/01/2026	6,231
5,000,000	Ford Motor Credit Co. LLC, 2.459%, 3/27/2020	4,913,685
1,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	1,075,088
905,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	1,043,809
865,000	Frontier Communications Corp., 6.875%, 1/15/2025	723,356
205,000	FTS International, Inc., 6.250%, 5/01/2022	150,675
50,000	General Electric Capital Corp., GMTN, 3.100%, 1/09/2023	49,862
600,000	General Electric Capital Corp., Series A, (fixed rate to 6/15/2022, variable rate thereafter), 7.125% (d)	692,250

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$5,000,000	General Motors Financial Co., Inc., 2.400%, 4/10/2018	$5,012,430
240,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	235,164
195,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	170,138
500,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	442,655
215,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	193,500
3,435,000	Georgia-Pacific LLC, 7.250%, 6/01/2028(c)	4,390,239
105,000	Georgia-Pacific LLC, 7.375%, 12/01/2025	135,059
180,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	243,765
315,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	454,414
800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	665,294
2,295,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	2,691,916
3,045,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	3,310,676
165,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	174,900
70,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(f)	71,295
425,000	Halcon Resources Corp., 8.875%, 5/15/2021	279,438
410,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	473,469
1,000,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,077,500
20,000	HCA, Inc., 4.750%, 5/01/2023	20,250
225,000	HCA, Inc., 7.050%, 12/01/2027	235,125
245,000	HCA, Inc., 7.190%, 11/15/2015	249,900
90,000	HCA, Inc., 7.500%, 12/15/2023	99,000
820,000	HCA, Inc., 7.500%, 11/06/2033	889,700
1,500,000	HCA, Inc., 7.690%, 6/15/2025	1,702,500
395,000	HCA, Inc., 8.360%, 4/15/2024	466,100
195,000	HCA, Inc., MTN, 7.580%, 9/15/2025	215,475
75,000	HCA, Inc., MTN, 7.750%, 7/15/2036	79,875
855,000	Hecla Mining Co., 6.875%, 5/01/2021	809,044

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$585,000	Hercules, Inc., 6.500%, 6/30/2029	$532,350
310,000	Hexion, Inc., 7.875%, 2/15/2023(e)(g)	197,625
470,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	501,767
450,000	International Lease Finance Corp., 4.625%, 4/15/2021	454,500
1,250,000	International Lease Finance Corp., 6.250%, 5/15/2019	1,351,562
745,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	733,825
45,000	iStar Financial, Inc., 3.875%, 7/01/2016	45,167
145,000	iStar Financial, Inc., 4.875%, 7/01/2018	142,644
3,460,000	iStar Financial, Inc., 5.000%, 7/01/2019	3,412,425
70,000	iStar Financial, Inc., 5.850%, 3/15/2017	71,838
200,000	iStar Financial, Inc., 7.125%, 2/15/2018	208,240
48,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	35,520
5,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	3,775
665,000	Jefferies Group LLC, 5.125%, 4/13/2018	706,154
30,000	Jefferies Group LLC, 5.125%, 1/20/2023	30,971
1,070,000	Jefferies Group LLC, 6.250%, 1/15/2036	1,061,015
685,000	Jefferies Group LLC, 6.450%, 6/08/2027	743,727
1,410,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,613,907
15,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	12,788
110,000	K. Hovnanian Enterprises, Inc., 7.000%, 1/15/2019, 144A	99,550
165,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	152,625
1,665,000	KB Home, 8.000%, 3/15/2020	1,831,500
190,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	198,075
55,000	Lennar Corp., Series B, 6.500%, 4/15/2016	56,788
140,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	138,950
365,000	Level 3 Financing, Inc., 5.375%, 5/01/2025, 144A	351,769
135,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	143,269

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		United States – continued
$1,435,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	$1,533,584
165,000		Masco Corp., 6.500%, 8/15/2032	174,075
865,000		Masco Corp., 7.750%, 8/01/2029	999,075
2,700,000		Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	3,026,209
825,000		Morgan Stanley, 2.125%, 4/25/2018	830,575
220,000		Morgan Stanley, 2.500%, 1/24/2019	222,041
450,000		Morgan Stanley, 3.750%, 2/25/2023	455,013
725,000		Morgan Stanley, 5.750%, 1/25/2021	826,004
500,000		Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	397,602
3,150,000		Morgan Stanley, MTN, 4.100%, 5/22/2023	3,155,887
600,000		Morgan Stanley, MTN, 6.250%, 8/09/2026	719,272
100,000		Morgan Stanley, Series F, MTN, 0.725%, 10/18/2016(f)	99,872
3,000,000		Navient Corp., 5.000%, 10/26/2020	2,940,000
45,000		Navient Corp., 5.875%, 10/25/2024	42,300
175,000		Navient LLC, 4.875%, 6/17/2019	173,250
915,000		Navient LLC, 5.500%, 1/25/2023	869,250
1,600	(††††)	Navient LLC, 6.000%, 12/15/2043	34,507
141,000		Navient LLC, MTN, 3.875%, 9/10/2015	141,176
40,000		Navient LLC, MTN, 4.625%, 9/25/2017	40,650
60,000		Navient LLC, MTN, 5.500%, 1/15/2019	61,177
1,130,000		Navient LLC, MTN, 7.250%, 1/25/2022	1,192,150
10,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	9,963
2,560,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	2,073,600
360,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	400,068
2,512,000		New Albertson’s, Inc., 7.450%, 8/01/2029	2,411,520
245,000		New Albertson’s, Inc., 7.750%, 6/15/2026	238,875
3,605,000		New Albertson’s, Inc., 8.000%, 5/01/2031	3,568,950

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$2,110,000	New Albertson’s, Inc., 8.700%, 5/01/2030	$2,141,650
315,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	267,750
365,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	369,713
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	21,200
420,000	Old Republic International Corp., 4.875%, 10/01/2024	434,514
55,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	55,688
140,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	144,900
7,000	Owens Corning, 6.500%, 12/01/2016	7,444
535,000	Owens Corning, 7.000%, 12/01/2036	611,231
2,965,000	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/2025, 144A	2,898,287
540,000	Pulte Group, Inc., 6.000%, 2/15/2035	525,150
785,000	Pulte Group, Inc., 6.375%, 5/15/2033	794,812
220,000	Pulte Group, Inc., 7.875%, 6/15/2032	253,000
255,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	244,163
1,335,000	Qwest Capital Funding, Inc., 6.500%, 11/15/2018	1,431,787
650,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	638,625
400,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	430,000
60,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	61,800
560,000	Qwest Corp., 6.875%, 9/15/2033	553,722
115,000	Qwest Corp., 7.250%, 9/15/2025	130,095
480,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	516,000
200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	194,500
565,000	Range Resources Corp., 5.000%, 8/15/2022	553,700
1,075,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,091,982
230,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	234,094
80,000	Reynolds American, Inc., 6.750%, 6/15/2017	87,420
1,970,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,093,125

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$970,000	Santander Holdings USA, Inc., 2.650%, 4/17/2020	$953,617
25,000	Sealed Air Corp., 4.875%, 12/01/2022, 144A	24,625
640,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	644,800
760,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	817,000
135,000	Springleaf Finance Corp., 5.250%, 12/15/2019	133,144
330,000	Springleaf Finance Corp., 7.750%, 10/01/2021	358,050
130,000	Springleaf Finance Corp., 8.250%, 10/01/2023	146,575
400,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	413,500
300,000	Springleaf Finance Corp., Series I, MTN, 5.400%, 12/01/2015	303,000
2,349,000	Sprint Capital Corp., 6.875%, 11/15/2028	2,020,140
2,240,000	Sprint Capital Corp., 8.750%, 3/15/2032	2,178,400
26,000	Sprint Communications, Inc., 6.000%, 12/01/2016	26,715
1,720,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,571,650
120,000	Sprint Corp., 7.125%, 6/15/2024	111,312
2,840,000	Sprint Corp., 7.875%, 9/15/2023	2,769,852
2,910,000	SUPERVALU, Inc., 6.750%, 6/01/2021	2,939,100
235,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	240,288
520,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	520,000
1,360,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	1,258,000
820,000	Textron, Inc., 5.950%, 9/21/2021	938,950
100,000	THC Escrow Corp. II, 6.750%, 6/15/2023, 144A	102,000
90,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	73,413
565,000	Time Warner Cable, Inc., 5.250%, 7/15/2042, (GBP)	816,904
945,000	Toys R Us, Inc., 7.375%, 10/15/2018	696,937
171,000	TransDigm, Inc., 6.500%, 7/15/2024	168,863
185,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	183,150
90,000	TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	88,200

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	United States – continued
$5,000	TRI Pointe Holdings, Inc., 5.875%, 6/15/2024	$4,900
1,080,000	U.S. Treasury Bond, 2.500%, 2/15/2045	950,486
7,725,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,570,500
5,000,000	U.S. Treasury Note, 0.250%, 2/29/2016	5,002,735
3,785,000	U.S. Treasury Note, 0.250%, 5/15/2016	3,783,819
7,500,000	U.S. Treasury Note, 0.375%, 3/31/2016(c)	7,507,620
8,530,000	U.S. Treasury Note, 0.375%, 10/31/2016(c)	8,524,669
8,520,000	U.S. Treasury Note, 0.500%, 11/30/2016(c)	8,525,325
5,555,000	U.S. Treasury Note, 1.000%, 3/15/2018(h)	5,568,021
15,291	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	16,667
630,000	United Continental Holdings, Inc., 6.375%, 6/01/2018	656,775
295,000	United Rentals North America, Inc., 7.625%, 4/15/2022	319,337
1,940,000	United States Steel Corp., 6.650%, 6/01/2037	1,726,600
770,000	United States Steel Corp., 7.500%, 3/15/2022	791,175
120,695	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	136,386
64,862	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	73,294
458,780	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	477,131
230,000	USG Corp., 9.750%, 1/15/2018	261,625
110,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	117,411
60,000	Weyerhaeuser Co., 6.950%, 10/01/2027	71,086
315,000	Weyerhaeuser Co., 7.375%, 3/15/2032	393,899
965,000	Windstream Corp., 7.500%, 4/01/2023	841,962
125,000	Xerox Corp., 6.750%, 2/01/2017	134,649
20,000	Xerox Corp., MTN, 7.200%, 4/01/2016	20,912

		219,789,216

	Total Non-Convertible Bonds (Identified Cost $388,646,540)	387,003,035

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – 0.7%

	United States – 0.7%
$495,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	$514,800
390,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	369,525
175,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	173,250
185,000	Ciena Corp., 3.750%, 10/15/2018, 144A	251,831
530,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	698,938
1,125,000	Intel Corp., 3.250%, 8/01/2039	1,711,406
175,000	KB Home, 1.375%, 2/01/2019	170,297
83,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	97,784
2,200,000	Old Republic International Corp., 3.750%, 3/15/2018	2,597,375
40,000	Omnicare, Inc., 3.750%, 12/15/2025	141,625
1,450,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	1,382,938
40,000	RPM International, Inc., 2.250%, 12/15/2020	46,550
90,000	Trinity Industries, Inc., 3.875%, 6/01/2036	113,906

	Total Convertible Bonds (Identified Cost $6,807,898)	8,270,225

Municipals – 0.0%

	United States – 0.0%
415,000	State of Illinois, 5.100%, 6/01/2033	386,759
130,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	95,106

	Total Municipals (Identified Cost $451,805)	481,865

	Total Bonds and Notes (Identified Cost $395,906,243)	395,755,125

Senior Loans – 0.4%

	United States – 0.4%
1,832,813	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(f)	1,845,990
1,065,000	Flying Fortress, Inc., New Term Loan, 3.500%, 4/30/2020(f)	1,065,330
426,300	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(f)	425,234
23,142	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(f)	23,084
120,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(f)	118,200

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	United States – continued
$14,832	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(f)	$8,788
900,355	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(f)	901,382

	Total Senior Loans (Identified Cost $4,374,904)	4,388,008

Preferred Stocks – 0.1%

Shares

Non-Convertible Preferred Stock – 0.1%

	United States – 0.1%
341	Ally Financial, Inc., Series G, 7.000% 144A (Identified Cost $75,329)	344,570

Convertible Preferred Stocks – 0.0%

	United States – 0.0%
2,585	Alcoa, Inc., Series 1, 5.375%	102,185
460	Chesapeake Energy Corp., 5.000%	35,305
100	Chesapeake Energy Corp., Series A, 5.750% 144A	67,391

	Total Convertible Preferred Stocks (Identified Cost $260,516)	204,881

	Total Preferred Stocks (Identified Cost $335,845)	549,451

Principal Amount (‡)

Short-Term Investments – 2.7%
$49,525	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000% to be repurchased at $49,525 on 7/01/2015 collateralized by $49,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $50,596 including accrued interest(j)	49,525
32,964,822	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $32,964,831 on 7/01/2015 collateralized by $34,140,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $33,627,900 including accrued interest(j)	32,964,822

	Total Short-Term Investments (Identified Cost $33,014,347)	33,014,347

	Total Investments – 99.4% (Identified Cost $1,099,098,925)(a)	1,223,603,738
	Other assets less liabilities – 0.6%	7,976,488

	Net Assets – 100.0%	$1,231,580,226

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of June 30, 2015, approximately 22% of the market value of investments was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 25.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $1,100,062,079 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$152,052,148
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(28,510,489)

Net unrealized appreciation	$123,541,659

(b)	Non-income producing security.
(c)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(d)	Perpetual bond with no specified maturity date.
(e)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $373,826 or less than 0.1% (includes illiquid securities) of net assets.
(f)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(g)	Illiquid security. At June 30, 2015, the value of this security amounted to $197,625 or less than 0.1% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	A portion of this security has been designated to cover the Fund’s obligations under open forward foreign currency contracts.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(j)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $99,430,335 or 8.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
ZAR	South African Rand

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	9/16/2015	Australian Dollar	1,543,000	$1,185,612	$(6,575)
Sell[1]	9/09/2015	Brazilian Real	10,010,000	3,140,770	(24,332)
Buy[1]	9/16/2015	British Pound	3,740,000	5,873,266	86,476
Sell[1]	9/08/2015	Canadian Dollar	2,895,000	2,315,748	(9,095)
Buy[2]	9/16/2015	Euro	24,250,000	27,063,797	(407,016)
Sell[3]	7/14/2015	Indonesian Rupiah	28,200,000,000	2,110,510	16,989
Sell[3]	7/14/2015	Indonesian Rupiah	11,400,000,000	853,185	(6,545)
Buy[1]	9/16/2015	Japanese Yen	2,276,500,000	18,619,363	399,900
Sell[4]	9/17/2015	Mexican Peso	107,500,000	6,802,732	106,102
Sell[1]	9/16/2015	New Zealand Dollar	8,162,000	5,495,423	156,354
Sell[4]	9/16/2015	Norwegian Krone	4,200,000	534,741	(1,855)
Sell[3]	9/16/2015	Polish Zloty	24,720,000	6,561,153	195,174
Sell[4]	7/28/2015	Swedish Krona	3,100,000	374,143	(18,316)

Total					$487,261

At June 30, 2015, the Fund had the following open forward cross currency contracts:

Settlement Date	Deliver/Units of Currency		Receive/Units of Currency			Unrealized Appreciation (Depreciation)
7/28/2015	Norwegian Krone	14,180,000	Euro	[1]	1,667,293	$51,919

[1]	Counterparty is Credit Suisse International
[2]	Counterparty is Morgan Stanley & Co.
[3]	Counterparty is Citibank N.A.
[4]	Counterparty is UBS AG

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Global Equity and Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*
Belgium	$—	$19,251,566	$—	$19,251,566
China	23,080,355	15,704,127	—	38,784,482
Denmark	—	18,365,464	—	18,365,464
France	—	14,347,377	—	14,347,377
Germany	—	8,697,927	—	8,697,927
Hong Kong	—	19,354,428	—	19,354,428
India	12,234,979	22,267,137	—	34,502,116
Italy	—	8,538,832	—	8,538,832
Japan	—	38,913,553	—	38,913,553
Netherlands	—	19,894,489	—	19,894,489
Philippines	—	9,194,065	—	9,194,065
Sweden	—	14,112,090	—	14,112,090
Switzerland	—	29,501,840	—	29,501,840
United Kingdom	—	34,424,527	—	34,424,527
All Other Common Stocks*	482,014,051	—	—	482,014,051

Total Common Stocks	517,329,385	272,567,422	—	789,896,807

Bonds and Notes
Non-Convertible Bonds
United States	34,507	219,184,412	570,297	219,789,216
All Other Non-Convertible Bonds*	—	167,213,819	—	167,213,819

Total Non-Convertible Bonds	34,507	386,398,231	570,297	387,003,035

Convertible Bonds*	—	8,270,225	—	8,270,225
Municipals*	—	481,865	—	481,865

Total Bonds and Notes	34,507	395,150,321	570,297	395,755,125

Senior Loans*	—	4,388,008	—	4,388,008
Preferred Stocks
Non-Convertible Preferred Stock*	344,570	—	—	344,570
Convertible Preferred Stocks
United States	102,185	35,305	67,391	204,881

Total Preferred Stocks	446,755	35,305	67,391	549,451

Short-Term Investments	—	33,014,347	—	33,014,347

Total Investments	517,810,647	705,155,403	637,688	1,223,603,738

Forward Foreign Currency Contracts (unrealized appreciation)	—	1,012,914	—	1,012,914

Total	$517,810,647	$706,168,317	$637,688	$1,224,616,652

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(473,734)	$—	$(473,734)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A preferred stock valued at $45,080 was transferred from Level 1 to Level 2 during the period ended June 30, 2015. At September 31, 2014, this security was valued at the last sale price. At June 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair values as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
Non-Convertible Bonds
Korea	$4,567,994	$—	$18,693	$(43,564)	$—	$(911,424)	$—	$(3,631,699)	$—	$—
United States	2,546,713	1,466	7,648	(19,544)	—	(122,731)	—	(1,843,255)	570,297	(4,382)
Preferred Stocks
Convertible Preferred Stocks
United States	—	—	—	(43,547)	—	—	110,938	—	67,391	(43,547)

Total	$7,114,707	$1,466	$26,341	$(106,655)	$—	$(1,034,155)	$110,938	$(5,474,954)	$637,688	$(47,929)

A preferred stock valued at $110,938 was transferred from Level 2 to Level 3 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $5,474,954 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.

The following is a summary of derivative instruments for the Fund, as of June 30, 2015:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$1,012,914

Liabilities	Unrealized depreciation on forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(473,734)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Morgan Stanley & Co.	$(407,016)	$327,766

Timing differences may exist between when contracts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$1,340,680	$416,196

These amounts include cash received as collateral of $530,000.

Industry Summary at June 30, 2015 (Unaudited)

Pharmaceuticals	10.4%
Treasuries	8.3
Internet Software & Services	5.9
Banks	5.8
Banking	4.4
Insurance	4.3
IT Services	4.3
Aerospace & Defense	3.7
Internet & Catalog Retail	3.3
Specialty Retail	3.2
Beverages	2.4
Government Owned - No Guarantee	2.1
Other Investments, less than 2% each	38.6
Short-Term Investments	2.7

Total Investments	99.4
Other assets less liabilities (including forward foreign currency contracts)	0.6

Net Assets	100.0%

Currency Exposure Summary at June 30, 2015 (Unaudited)

United States Dollar	67.5%
Euro	7.2
British Pound	3.3
Japanese Yen	3.2
Indian Rupee	2.9
Hong Kong Dollar	2.9
Swiss Franc	2.4
Canadian Dollar	2.1
Other, less than 2% each	7.9

Total Investments	99.4
Other assets less liabilities (including forward foreign currency contracts)	0.6

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Growth Fund

Shares	Description	Value (†)

Common Stocks – 98.3% of Net Assets

	Air Freight & Logistics – 6.0%
829,310	Expeditors International of Washington, Inc.	$38,235,338
354,488	United Parcel Service, Inc., Class B	34,353,432

		72,588,770

	Beverages – 10.1%
940,855	Coca-Cola Co. (The)	36,909,742
381,601	Monster Beverage Corp.(b)	51,142,166
633,233	SABMiller PLC, Sponsored ADR	33,073,759

		121,125,667

	Biotechnology – 2.3%
178,540	Amgen, Inc.	27,409,461

	Capital Markets – 4.0%
146,414	Greenhill & Co., Inc.	6,051,290
869,995	SEI Investments Co.	42,655,855

		48,707,145

	Communications Equipment – 8.8%
2,333,676	Cisco Systems, Inc.	64,082,743
678,295	QUALCOMM, Inc.	42,481,616

		106,564,359

	Consumer Finance – 1.2%
180,952	American Express Co.	14,063,589

	Energy Equipment & Services – 2.8%
389,766	Schlumberger Ltd.	33,593,932

	Food Products – 3.8%
3,517,771	Danone, Sponsored ADR	45,555,134

	Health Care Equipment & Supplies – 4.2%
375,158	Varian Medical Systems, Inc.(b)	31,637,074
172,866	Zimmer Biomet Holdings, Inc.	18,882,153

		50,519,227

	Hotels, Restaurants & Leisure – 2.5%
338,233	Yum! Brands, Inc.	30,468,029

	Household Products – 3.0%
463,630	Procter & Gamble Co. (The)	36,274,411

	Internet & Catalog Retail – 6.2%
170,739	Amazon.com, Inc.(b)	74,116,093

	Internet Software & Services – 13.0%
451,329	Alibaba Group Holding Ltd., Sponsored ADR(b)	37,130,837
775,918	Facebook, Inc., Class A(b)	66,546,607
49,645	Google, Inc., Class A(b)	26,810,286

Shares	Description	Value (†)

Common Stocks – continued

	Internet Software & Services – continued
49,770	Google, Inc., Class C(b)	$25,905,783

		156,393,513

	IT Services – 5.6%
126,406	Automatic Data Processing, Inc.	10,141,553
845,014	Visa, Inc., Class A	56,742,690

		66,884,243

	Pharmaceuticals – 8.6%
326,551	Merck & Co., Inc.	18,590,548
405,022	Novartis AG, ADR	39,829,864
825,853	Novo Nordisk AS, Sponsored ADR	45,223,710

		103,644,122

	Semiconductors & Semiconductor Equipment – 3.3%
78,053	Altera Corp.	3,996,313
93,333	Analog Devices, Inc.	5,990,579
608,214	ARM Holdings PLC, Sponsored ADR	29,966,704

		39,953,596

	Software – 11.5%
547,156	Autodesk, Inc.(b)	27,398,837
163,751	FactSet Research Systems, Inc.	26,611,175
632,023	Microsoft Corp.	27,903,815
1,415,342	Oracle Corp.	57,038,283

		138,952,110

	Specialty Retail – 1.4%
248,018	Lowe’s Cos., Inc.	16,609,765

	Total Common Stocks (Identified Cost $1,044,691,364)	1,183,423,166

Principal Amount	Description	Value (†)

Short-Term Investments – 1.4%
$17,478,393	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $17,478,398 on 7/01/2015 collateralized by $17,375,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $17,831,094 including accrued interest(c) (Identified Cost $17,478,393)	17,478,393

	Total Investments – 99.7% (Identified Cost $1,062,169,757)(a)	$1,200,901,559
	Other assets less liabilities – 0.3%	3,192,867

	Net Assets – 100.0%	$1,204,094,426

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $1,062,169,757 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$157,572,346
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(18,840,544)

Net unrealized appreciation	$138,731,802

At September 30, 2014, the Fund had a capital loss carryforward of $46,273,472 of which $11,593,528 expires on September 30, 2017 and $34,679,944 expires on September 30, 2018. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,183,423,166	$—	$—	$1,183,423,166
Short-Term Investments	—	17,478,393	—	17,478,393

Total	$1,183,423,166	$17,478,393	$—	$1,200,901,559

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2015 there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2015 (Unaudited)

Internet Software & Services	13.0%
Software	11.5
Beverages	10.1
Communications Equipment	8.8
Pharmaceuticals	8.6
Internet & Catalog Retail	6.2
Air Freight & Logistics	6.0
IT Services	5.6
Health Care Equipment & Supplies	4.2
Capital Markets	4.0
Food Products	3.8
Semiconductors & Semiconductor Equipment	3.3
Household Products	3.0
Energy Equipment & Services	2.8
Hotels, Restaurants & Leisure	2.5
Biotechnology	2.3
Other Investments, less than 2% each	2.6
Short-Term Investments	1.4

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 83.0% of Net Assets

Non-Convertible Bonds – 74.8%

	ABS Home Equity – 3.4%
$212,144	American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.923%, 9/25/2045(b)	$204,285
300,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 2.750%, 6/17/2031, 144A(b)	294,752
159,374	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	168,696
239,874	Banc of America Alternative Loan Trust, Series 2003-10, Class 3A1, 5.500%, 12/25/2033	245,406
145,094	Banc of America Funding Corp., Series 2007-4, Class 5A1, 5.500%, 11/25/2034	147,467
288,695	Banc of America Funding Corp., Series 2008-R4, Class 1A4, 0.635%, 7/25/2037, 144A(b)	199,349
184,550	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	189,147
41,495	Banc of America Mortgage Securities, Inc., Series 2005-A, Class 2A1, 2.673%, 2/25/2035(b)	40,461
98,739	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 12A3, 2.781%, 11/25/2034(b)	97,273
89,581	Citicorp Mortgage Securities Trust, Series 2006-4, Class 1A2, 6.000%, 8/25/2036	90,473
85,183	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.614%, 5/25/2035(b)	82,764
79,716	CitiMortgage Alternative Loan Trust, Series 2006-A3, Class 1A7, 6.000%, 7/25/2036	75,099
478,545	Countrywide Alternative Loan Trust, Series 2004-27CB, Class A1, 6.000%, 12/25/2034	488,847
255,412	Countrywide Alternative Loan Trust, Series 2006-J4, Class 1A3, 6.250%, 7/25/2036	171,625
299,060	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 0.457%, 4/25/2035(b)	258,903
245,285	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB7, Class 2A, 2.661%, 11/20/2035(b)	230,612
62,789	GMAC Mortgage Corp. Loan Trust, Series 2003-J7, Class A7, 5.000%, 11/25/2033	63,084
368,256	GMAC Mortgage Corp. Loan Trust, Series 2005-AR3, Class 2A1, 2.837%, 6/19/2035(b)	357,376
285,245	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.080%, 7/19/2035(b)	270,975
69,568	GSR Mortgage Loan Trust, Series 2004-14, Class 3A1, 2.816%, 12/25/2034(b)	67,006
471,834	GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, 2.716%, 9/25/2035(b)	475,304
164,081	GSR Mortgage Loan Trust, Series 2006-8F, Class 4A17, 6.000%, 9/25/2036	137,366
87,970	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 5A1, 4.958%, 3/25/2036(b)	69,907
343,660	Lehman Mortgage Trust, Series 2005-3, Class 1A6, 0.687%, 1/25/2036(b)	227,917
133,322	Lehman Mortgage Trust, Series 2006-1, Class 3A5, 5.500%, 2/25/2036	130,137

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	ABS Home Equity – continued
$465,170	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1, 2.663%, 3/25/2035(b)	$406,568
435,852	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1, Class 2A7, 6.000%, 3/25/2037	342,220
88,043	New York Mortgage Trust, Series 2006-1, Class 2A2, 2.603%, 5/25/2036(b)	79,501
278,803	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036	287,166
522,378	WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 2A, 1.937%, 1/25/2047(b)	469,949
101,432	WaMu Mortgage Pass Through Certificates, Series 2007-OA3, Class 2A1A, 0.918%, 4/25/2047(b)	88,689

		6,458,324

	ABS Other – 0.5%
302,619	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	300,743
124,790	Sierra Receivables Funding Co. LLC, Series 2011-3A, Class C, 9.310%, 7/20/2028, 144A	132,908
450,000	Springleaf Funding Trust, Series 2014-AA, Class C, 4.450%, 12/15/2022, 144A	450,970

		884,621

	Aerospace & Defense – 2.1%
125,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	127,188
355,000	KLX, Inc., 5.875%, 12/01/2022, 144A	358,511
1,500,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	1,440,000
900,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	967,500
620,000	TransDigm, Inc., 6.000%, 7/15/2022	612,250
515,000	TransDigm, Inc., 6.500%, 7/15/2024	508,562

		4,014,011

	Airlines – 0.1%
117,433	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	121,043
180,407	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	182,965

		304,008

	Automotive – 0.9%
170,000	General Motors Financial Co., Inc., 3.450%, 4/10/2022	166,575
620,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	618,450
310,000	Nexteer Automotive Group Ltd., 5.875%, 11/15/2021, 144A	317,750

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$735,000	ZF North America Capital, Inc., 4.750%, 4/29/2025, 144A	$711,575

		1,814,350

	Banking – 2.0%
730,000	Ally Financial, Inc., 4.125%, 2/13/2022	700,800
2,100,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	636,261
900,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	715,683
65,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(c)	72,103
740,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(c)	822,926
800,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022(d)	861,426

		3,809,199

	Brokerage – 0.3%
535,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	521,625

	Building Materials – 1.8%
890,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	720,900
556,000	CPG Merger Sub LLC, 8.000%, 10/01/2021, 144A	574,626
50,000	Masco Corp., 6.500%, 8/15/2032	52,750
345,000	Masco Corp., 7.750%, 8/01/2029	398,475
245,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	260,925
1,000,000	Odebrecht Finance Ltd., 4.375%, 4/25/2025, 144A	764,700
900,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	209,868
555,000	Vulcan Materials Co., 4.500%, 4/01/2025	553,612

		3,535,856

	Cable Satellite – 4.3%
795,000	Altice Financing S.A., 6.625%, 2/15/2023, 144A	789,276
475,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 2/15/2023	463,125
625,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	607,812
430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	423,550
15,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	15,075
895,000	DISH DBS Corp., 5.125%, 5/01/2020	905,069

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$1,620,000	DISH DBS Corp., 5.875%, 11/15/2024	$1,556,212
155,000	Numericable-SFR, 5.375%, 5/15/2022, 144A, (EUR)	175,394
515,000	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, 5.000%, 1/15/2025, 144A	511,138
1,485,000	Unitymedia KabelBW GmbH, 6.125%, 1/15/2025, 144A	1,551,825
265,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	268,975
485,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	501,369
375,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	376,406
130,000	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(e)	132,301

		8,277,527

	Chemicals – 1.6%
265,000	Braskem Finance Ltd., 6.450%, 2/03/2024	250,425
535,000	Eagle Spinco, Inc., 4.625%, 2/15/2021	518,950
1,510,000	Hercules, Inc., 6.500%, 6/30/2029	1,374,100
1,125,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	1,040,625

		3,184,100

	Consumer Cyclical Services – 1.1%
515,000	IHS, Inc., 5.000%, 11/01/2022, 144A	511,781
455,000	Interval Acquisition Corp., 5.625%, 4/15/2023, 144A	460,688
1,095,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	1,105,950

		2,078,419

	Electric – 1.7%
520,000	AES Corp. (The), 5.500%, 4/15/2025	495,300
525,000	Dynegy, Inc., 7.375%, 11/01/2022, 144A	549,937
1,502,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(d)	1,723,545
12,063	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	12,848
175,000	Talen Energy Supply LLC, 6.500%, 6/01/2025, 144A	175,000
255,000	TerraForm Power Operating LLC, 5.875%, 2/01/2023, 144A	258,825

		3,215,455

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Environmental – 0.2%
$335,000	GFL Environmental, Inc., 7.875%, 4/01/2020, 144A	$343,794

	Finance Companies – 5.3%
740,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.500%, 5/15/2021, 144A	743,700
685,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 5.000%, 10/01/2021, 144A	704,694
130,000	Aircastle Ltd., 5.500%, 2/15/2022	132,682
910,000	CIT Group, Inc., 3.875%, 2/19/2019	903,175
65,000	CIT Group, Inc., 5.000%, 8/15/2022	64,350
545,000	CIT Group, Inc., 5.000%, 8/01/2023	536,825
600,000	iStar Financial, Inc., 4.000%, 11/01/2017	589,500
505,000	iStar Financial, Inc., 5.000%, 7/01/2019	498,056
1,015,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	987,087
585,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	609,863
870,000	Navient Corp., 5.000%, 10/26/2020	852,600
200,000	Navient Corp., 5.875%, 3/25/2021	199,874
435,000	Oxford Finance LLC/Oxford Finance Co-Issuer, Inc., 7.250%, 1/15/2018, 144A	448,050
540,000	Provident Funding Associates LP/PFG Finance Corp., 6.750%, 6/15/2021, 144A	515,700
750,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	718,125
445,000	Springleaf Finance Corp., 5.250%, 12/15/2019	438,881
1,110,000	Springleaf Finance Corp., 7.750%, 10/01/2021	1,204,350

		10,147,512

	Financial Other – 0.9%
695,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.875%, 3/15/2019	700,212
180,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.875%, 2/01/2022	183,375
804,000	Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	836,160

		1,719,747

	Food & Beverage – 0.6%
1,800,000	BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)	483,419
600,000	Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	168,377

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Food & Beverage – continued
$480,000		WhiteWave Foods Co. (The), 5.375%, 10/01/2022	$506,400

			1,158,196

		Gaming – 1.5%
100,000		GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/01/2018	102,625
740,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/01/2020	752,950
725,000		MGM Resorts International, 6.000%, 3/15/2023	734,062
1,205,000		MGM Resorts International, 6.750%, 10/01/2020	1,277,300

			2,866,937

		Government Owned - No Guarantee – 0.9%
530,000		Petrobras Global Finance BV, 6.250%, 3/17/2024	511,699
129,850	(††)	Petroleos Mexicanos, 7.470%, 11/12/2026, (MXN)	781,925
465,000		Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	456,863

			1,750,487

		Health Insurance – 0.5%
1,025,000		WellCare Health Plans, Inc., 5.750%, 11/15/2020	1,066,000

		Healthcare – 5.0%
360,000		Amsurg Corp., 5.625%, 7/15/2022	363,150
215,000		BioScrip, Inc., 8.875%, 2/15/2021	182,750
1,330,000		CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	1,403,150
560,000		ExamWorks Group, Inc., 5.625%, 4/15/2023	574,202
155,000		Fresenius Medical Care U.S. Finance II, Inc., 4.125%, 10/15/2020, 144A	156,938
145,000		Fresenius Medical Care U.S. Finance II, Inc., 4.750%, 10/15/2024, 144A	143,550
260,000		HCA, Inc., 5.375%, 2/01/2025	264,238
170,000		HCA, Inc., 7.050%, 12/01/2027	177,650
655,000		HCA, Inc., 7.500%, 12/15/2023	720,500
145,000		HCA, Inc., 7.500%, 11/06/2033	157,325
590,000		HCA, Inc., 7.690%, 6/15/2025	669,650
480,000		HCA, Inc., 8.360%, 4/15/2024	566,400
820,000		HCA, Inc., MTN, 7.580%, 9/15/2025	906,100

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$515,000	HCA, Inc., MTN, 7.750%, 7/15/2036	$548,475
305,000	LifePoint Health, Inc., 5.500%, 12/01/2021	314,912
540,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	534,600
310,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	310,000
635,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	587,375
225,000	THC Escrow Corp. II, 6.750%, 6/15/2023, 144A	229,500
720,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	743,400

		9,553,865

	Home Construction – 1.9%
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(f)	24,120
750,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	639,375
2,005,000	Lennar Corp., 4.750%, 5/30/2025	1,944,850
915,000	TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	896,700
200,000	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 1/21/2020, 144A(f)	22,100
900,000	Urbi Desarrollos Urbanos SAB de CV, 9.750%, 2/03/2022, 144A(f)	94,500

		3,621,645

	Independent Energy – 7.8%
235,000	American Energy-Permian Basin LLC/AEPB Finance Corp., 7.125%, 11/01/2020, 144A	159,800
490,000	Antero Resources Corp., 5.125%, 12/01/2022	463,050
90,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	84,375
840,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	779,100
370,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023	332,075
625,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	592,187
75,000	California Resources Corp., 5.000%, 1/15/2020	66,000
845,000	California Resources Corp., 5.500%, 9/15/2021	735,319
380,000	California Resources Corp., 6.000%, 11/15/2024	326,800
550,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	477,125
280,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	273,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$70,000	Concho Resources, Inc., 5.500%, 10/01/2022	$69,650
125,000	Concho Resources, Inc., 5.500%, 4/01/2023	125,000
335,000	Continental Resources, Inc., 3.800%, 6/01/2024	305,788
215,000	Continental Resources, Inc., 4.500%, 4/15/2023	207,305
170,000	Halcon Resources Corp., 8.625%, 2/01/2020, 144A	167,875
115,000	Halcon Resources Corp., 8.875%, 5/15/2021	75,613
490,000	Halcon Resources Corp., 9.750%, 7/15/2020	329,525
220,000	Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.750%, 4/01/2022	209,550
145,000	Matador Resources Co., 6.875%, 4/15/2023, 144A	148,081
410,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	379,250
60,000	MEG Energy Corp., 6.500%, 3/15/2021, 144A	57,750
265,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	254,069
625,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	634,375
485,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	497,125
400,000	QEP Resources, Inc., 5.250%, 5/01/2023	383,000
520,000	QEP Resources, Inc., 5.375%, 10/01/2022	502,164
1,000,000	Rex Energy Corp., 6.250%, 8/01/2022	790,000
150,000	Rex Energy Corp., 8.875%, 12/01/2020	135,000
1,025,000	Rice Energy, Inc., 6.250%, 5/01/2022	1,017,312
155,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	153,450
1,435,000	Rosetta Resources, Inc., 5.875%, 6/01/2022	1,531,862
330,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	337,425
330,000	Sanchez Energy Corp., 6.125%, 1/15/2023	295,350
70,000	Sanchez Energy Corp., 7.750%, 6/15/2021	69,650
920,000	SM Energy Co., 5.000%, 1/15/2024	871,700
35,000	SM Energy Co., 6.125%, 11/15/2022, 144A	35,970
395,000	Southwestern Energy Co., 4.950%, 1/23/2025	399,072

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$115,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	$110,400
55,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	53,900
455,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	447,720

		14,883,762

	Industrial Other – 0.3%
265,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	268,313
330,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	351,450

		619,763

	Integrated Energy – 0.6%
100,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	71,500
800,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	657,200
580,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	420,500

		1,149,200

	Life Insurance – 0.2%
340,000	CNO Financial Group, Inc., 5.250%, 5/30/2025	345,508

	Media Entertainment – 0.6%
1,000,000	Clear Channel Worldwide Holdings, Inc., Series B, 6.500%, 11/15/2022	1,041,250
151,000	DreamWorks Animation SKG, Inc., 6.875%, 8/15/2020, 144A	149,490

		1,190,740

	Metals & Mining – 2.4%
1,395,000	ArcelorMittal, 7.500%, 3/01/2041	1,367,100
795,000	CONSOL Energy, Inc., 5.875%, 4/15/2022	675,750
180,000	Constellium NV, 4.625%, 5/15/2021, 144A, (EUR)	183,867
460,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	335,800
460,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	389,850
175,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	167,344
270,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	258,187
1,260,000	Freeport-McMoRan, Inc., 4.550%, 11/14/2024(d)	1,174,033

		4,551,931

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – 3.7%
$1,015,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.250%, 4/01/2023, 144A	$1,055,600
200,000	Gibson Energy, Inc., 6.750%, 7/15/2021, 144A	206,500
270,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/2024	263,925
55,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	57,200
405,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	403,987
445,000	Regency Energy Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	429,425
295,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	314,032
385,000	Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 7/15/2022	376,337
385,000	Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	392,700
480,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025, 144A	475,200
425,000	Sabine Pass Liquefaction LLC, 6.250%, 3/15/2022	439,875
935,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.500%, 8/15/2022	892,925
408,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	403,920
25,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.250%, 11/15/2023	23,125
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	99,000
300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	312,000
15,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.875%, 2/01/2021	15,563
355,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	368,313
360,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	373,500
180,000	Western Refining Logistics LP/WNRL Finance Corp., 7.500%, 2/15/2023, 144A	185,400

		7,088,527

	Non-Agency Commercial Mortgage-Backed Securities – 1.9%
935,000	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 8.400%, 5/15/2018, 144A(g)(i)	935,000
1,690,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(b)	1,721,270
805,000	Hilton USA Trust, Series 2013-HLT, Class EFX, 5.609%, 11/05/2030, 144A(b)	815,883
125,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)	129,223

		3,601,376

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Oil Field Services – 0.4%
$285,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A(g)(i)(j)	$98,325
435,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	143,550
905,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	294,125
35,000	Parker Drilling Co., 6.750%, 7/15/2022	30,188
155,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	124,000
40,000	Transocean, Inc., 4.300%, 10/15/2022	30,100

		720,288

	Packaging – 0.8%
755,000	Sealed Air Corp., 6.875%, 7/15/2033, 144A	762,550
775,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	751,750

		1,514,300

	Pharmaceuticals – 1.3%
1,540,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	1,621,813
530,000	Valeant Pharmaceuticals International, 7.250%, 7/15/2022, 144A	563,125
335,000	VRX Escrow Corp., 5.375%, 3/15/2020, 144A	344,631

		2,529,569

	Property & Casualty Insurance – 0.4%
786,000	Hockey Merger Sub 2, Inc., 7.875%, 10/01/2021, 144A	801,720

	Retailers – 1.7%
40,000	Dillard’s, Inc., 7.000%, 12/01/2028	44,200
435,000	Dillard’s, Inc., 7.750%, 7/15/2026	503,512
205,000	Dillard’s, Inc., 7.750%, 5/15/2027	237,288
35,000	Dillard’s, Inc., 7.875%, 1/01/2023	41,563
280,000	Family Tree Escrow LLC, 5.750%, 3/01/2023, 144A	292,600
1,035,000	GameStop Corp., 5.500%, 10/01/2019, 144A	1,063,462
280,000	Group 1 Automotive, Inc., 5.000%, 6/01/2022	278,600
255,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	249,581
245,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	242,550

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$520,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	$236,600

		3,189,956

	Supermarkets – 0.5%
935,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	794,750
140,000	SUPERVALU, Inc., 7.750%, 11/15/2022	146,913

		941,663

	Supranational – 2.0%
30,700,000	European Bank for Reconstruction & Development, GMTN, 6.000%, 3/03/2016, (INR)	479,716
458,000,000	International Bank for Reconstruction & Development, EMTN, 4.250%, 2/05/2016, (CLP)	723,601
21,150,000	International Bank for Reconstruction & Development, Series GDIF, 5.000%, 5/24/2017, (INR)	322,557
100,890,000	International Finance Corp., 7.800%, 6/03/2019, (INR)(d)	1,634,710
2,175,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	680,916

		3,841,500

	Technology – 4.4%
1,545,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	1,595,212
1,930,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	1,987,900
550,000	Blackboard, Inc., 7.750%, 11/15/2019, 144A	517,000
445,000	BMC Software Finance, Inc., 8.125%, 7/15/2021, 144A	360,450
60,000	CommScope Technologies Finance LLC, 6.000%, 6/15/2025, 144A	59,775
75,000	CommScope, Inc., 4.375%, 6/15/2020, 144A	75,750
330,000	CommScope, Inc., 5.000%, 6/15/2021, 144A	321,750
430,000	Equinix, Inc., 4.875%, 4/01/2020	434,300
480,000	Equinix, Inc., 5.375%, 1/01/2022	481,200
260,000	First Data Corp., 10.625%, 6/15/2021	287,950
510,000	Micron Technology, Inc., 5.250%, 1/15/2024, 144A	481,631
515,000	Micron Technology, Inc., 5.625%, 1/15/2026, 144A	475,731
215,000	MSCI, Inc., 5.250%, 11/15/2024, 144A	217,688
515,000	Open Text Corp., 5.625%, 1/15/2023, 144A	509,850
240,000	Rolta Americas LLC, 8.875%, 7/24/2019, 144A	198,000

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Technology – continued
$405,000		Sabre GLBL, Inc., 5.375%, 4/15/2023, 144A	$398,925

			8,403,112

		Transportation Services – 0.4%
275,000		APL Ltd., 8.000%, 1/15/2024(g)(i)	231,000
550,000		Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.125%, 6/01/2022, 144A	536,250

			767,250

		Treasuries – 5.6%
55,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(h)	22,971
55,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(h)	23,249
20,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(h)	8,500
165,000	(††)	Mexican Fixed Rate Bonds, Series M, 4.750%, 6/14/2018, (MXN)(d)	1,054,053
131,500	(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)(d)	871,196
116,500	(††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	837,584
184,000	(††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)(d)	1,498,984
10,000,000		Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	232,868
120,000,000		Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)(d)	3,020,625
1,050,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	320,832
2,250,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	761,314
2,070,000		U.S. Treasury Note, 0.875%, 5/15/2017	2,079,704

			10,731,880

		Wireless – 1.8%
100,000		Altice S.A., 7.250%, 5/15/2022, 144A, (EUR)	112,600
355,000		Altice S.A., 7.625%, 2/15/2025, 144A	333,700
785,000		Altice S.A., 7.750%, 5/15/2022, 144A	759,488
6,000,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	365,707
6,100,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	375,443
786,000		Sprint Capital Corp., 6.875%, 11/15/2028	675,960
370,000		T-Mobile USA, Inc., 6.125%, 1/15/2022	382,025
180,000		Wind Acquisition Finance S.A., 4.011%, 7/15/2020, 144A, (EUR)(b)	199,168

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wireless – continued
$200,000	Wind Acquisition Finance S.A., 4.750%, 7/15/2020, 144A	$197,000

		3,401,091

	Wirelines – 1.4%
705,000	CenturyLink, Inc., 7.650%, 3/15/2042	638,025
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	124,800
60,000,000	Empresa de Telecomunicaniones de Bogota, 7.000%, 1/17/2023, 144A, (COP)	21,810
405,000	Frontier Communications Corp., 9.000%, 8/15/2031	368,550
705,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	699,712
345,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	353,625
35,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	38,238
85,000	Telecom Italia Capital S.A., 7.721%, 6/04/2038	95,625
450,000	Telecom Italia SpA, 5.303%, 5/30/2024, 144A	448,313

		2,788,698

	Total Non-Convertible Bonds (Identified Cost $147,648,628)	143,387,512

Convertible Bonds – 8.2%

	Building Materials – 0.7%
645,000	Lennar Corp., 3.250%, 11/15/2021, 144A	1,408,116

	Consumer Cyclical Services – 0.6%
875,000	Jarden Corp., 1.125%, 3/15/2034	1,018,828
115,000	Macquarie Infrastructure Corp., 2.875%, 7/15/2019	135,485

		1,154,313

	Consumer Products – 0.4%
755,000	Iconix Brand Group, Inc., 1.500%, 3/15/2018	771,988

	Energy – 0.4%
945,000	Hornbeck Offshore Services, Inc., 1.500%, 9/01/2019	771,356

	Media Entertainment – 0.5%
1,035,000	Rovi Corp., 0.500%, 3/01/2020, 144A	945,731

	Midstream – 0.9%
420,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	397,950

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Midstream – continued
$1,290,000	Whiting Petroleum Corp., 1.250%, 4/01/2020, 144A	$1,409,325

		1,807,275

	Pharmaceuticals – 2.6%
58,000	BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	89,393
644,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,025,570
844,000	Emergent Biosolutions, Inc., 2.875%, 1/15/2021	1,045,505
250,000	Gilead Sciences, Inc., Series D, 1.625%, 5/01/2016	1,289,062
285,000	Mylan, Inc., 3.750%, 9/15/2015(d)	1,448,334

		4,897,864

	REITs - Mortgage – 0.0%
15,000	Redwood Trust, Inc., 4.625%, 4/15/2018	14,381

	Technology – 2.1%
126,000	Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	131,040
765,000	Ciena Corp., 3.750%, 10/15/2018, 144A	1,041,356
185,000	MercadoLibre, Inc., 2.250%, 7/01/2019, 144A	234,025
115,000	Novellus Systems, Inc., 2.625%, 5/15/2041	273,484
108,000	Nuance Communications, Inc., 1.500%, 11/01/2035	111,578
475,000	Palo Alto Networks, Inc., Zero Coupon, 7/01/2019, 144A	773,360
510,000	SunEdison, Inc., 2.375%, 4/15/2022, 144A	677,981
328,000	SunEdison, Inc., 2.625%, 6/01/2023, 144A	332,100
370,000	SunEdison, Inc., 3.375%, 6/01/2025, 144A	382,256

		3,957,180

	Total Convertible Bonds (Identified Cost $13,267,964)	15,728,204

	Total Bonds and Notes (Identified Cost $160,916,592)	159,115,716

Senior Loans – 1.7%

	Consumer Cyclical Services – 0.3%
496,713	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	456,146

	Media Entertainment – 0.0%
91,002	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	53,918

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Other Utility – 0.2%
$230,300	PowerTeam Services LLC, 1st Lien Term Loan, 4.250%, 5/06/2020(b)	$229,725
12,623	PowerTeam Services LLC, Delayed Draw Term Loan, 4.250%, 5/06/2020(b)	12,591
95,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	93,575

		335,891

	Supermarkets – 0.4%
548,625	Albertson’s LLC, Term Loan B4, 5.500%, 8/25/2021(b)	550,732
281,870	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	282,163

		832,895

	Transportation Services – 0.1%
99,000	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	98,939

	Wirelines – 0.7%
1,221,875	Fairpoint Communications, Inc., Refi Term Loan, 7.500%, 2/14/2019(b)	1,230,660
159,324	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	157,997

		1,388,657

	Total Senior Loans (Identified Cost $3,209,464)	3,166,446

Shares

Preferred Stocks – 5.4%

Convertible Preferred Stocks – 4.4%

	Consumer Non-Cyclical Services – 0.8%
31,269	Tyson Foods, Inc., 4.750%	1,610,666

	Electric – 0.7%
5,356	Dominion Resources, Inc., Series B, 6.000%	288,313
7,126	Dominion Resources, Inc., Series A, 6.125%	381,882
1,424	Dominion Resources, Inc., 6.375%	66,501
10,707	NextEra Energy, Inc., 5.889%	660,729

		1,397,425

	Metals & Mining – 1.0%
41,881	Alcoa, Inc., Series 1, 5.375%	1,655,556
21,500	ArcelorMittal, 6.000%	335,615

		1,991,171

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	Midstream – 0.2%
20	Chesapeake Energy Corp., 5.750%, 144A	$13,613
605	Chesapeake Energy Corp., 5.750%	411,778

		425,391

	Pharmaceuticals – 1.1%
1,978	Allergan PLC, Series A, 5.500%	2,062,223

	REITs - Diversified – 0.5%
1,035	Crown Castle International Corp., Series A, 4.500%	106,812
14,399	Weyerhaeuser Co., Series A, 6.375%	748,748

		855,560

	REITs - Mortgage – 0.1%
2,107	iStar Financial, Inc., Series J, 4.500%	120,078

	Total Convertible Preferred Stocks (Identified Cost $8,807,732)	8,462,514

Non-Convertible Preferred Stocks – 1.0%

	Banking – 0.7%
32,853	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	868,962
483	Ally Financial, Inc., Series G, 7.000%, 144A	488,056

		1,357,018

	Finance Companies – 0.3%
12,925	iStar Financial, Inc., Series E, 7.875%	317,955
7,500	iStar Financial, Inc., Series F, 7.800%	184,875
550	iStar Financial, Inc., Series G, 7.650%	13,547

		516,377

	Total Non-Convertible Preferred Stocks (Identified Cost $1,701,534)	1,873,395

	Total Preferred Stocks (Identified Cost $10,509,266)	10,335,909

Common Stocks – 1.8%

	Aircraft ABS – 0.5%
100	ECAF I Blocker Ltd.(g)(i)	1,000,000

	Automobiles – 0.9%
50,658	General Motors Co.	1,688,431

	Oil, Gas & Consumable Fuels – 0.3%
14,882	Kinder Morgan, Inc.	571,320

Shares	Description	Value (†)

Common Stocks – continued

	Trading Companies & Distributors – 0.1%
2,696	United Rentals, Inc.(j)	$236,224

	Total Common Stocks (Identified Cost $3,413,285)	3,495,975

Warrants – 0.0%
22,512	Kinder Morgan, Inc., Expiration on 5/25/2017 at $40.00(j)	60,782
10,360	FairPoint Communications, Inc., Expiration on 1/24/2018 at $48.81(g)(i)(j)	—

	Total Warrants (Identified Cost $29,892)	60,782

Principal Amount (‡)

Short-Term Investments – 7.1%
13,096,875	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $13,096,878 on 7/01/2015 collateralized by $13,020,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $13,361,775 including accrued interest(k)	13,096,875
44,182	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000% to be repurchased at $44,182 on 7/01/2015 collateralized by $44,300 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $45,098 including accrued interest(k)	44,182
460,000	U.S. Treasury Bills, 0.056%, 8/06/2015(l)(m)	460,000

	Total Short-Term Investments (Identified Cost $13,601,031)	13,601,057

	Total Investments – 99.0% (Identified Cost $191,679,530)(a)	189,775,885
	Other assets less liabilities – 1.0%	1,880,661

	Net Assets – 100.0%	$191,656,546

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the current settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized depreciation on investments based on a cost of $191,853,237 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$9,965,221
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(12,042,573)

Net unrealized depreciation	$(2,077,352)

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	Perpetual bond with no specified maturity date.
(d)	All of this security has been designated to cover the Fund’s obligations under open forward foreign currency and futures contracts.
(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2015, interest payments were made in cash.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security. At June 30, 2015, the value of these securities amounted to $2,264,325 or 1.2% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(i)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $2,264,325 (includes illiquid securities) or 1.2% of net assets.

(j)	Non-income producing security.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)	A portion of this security has been pledged as initial margin for open futures contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $59,217,434 or 30.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts. Contracts to buy generally are used to acquire exposure to foreign currencies, while contracts to sell generally are used to hedge the Fund’s investments against currency fluctuation. Also, a contract to buy or sell can offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At June 30, 2015, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell[1]	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell	7/30/2015	Euro	1,300,000	$1,449,830	$(44,335)

[1]	Counterparty is Bank of America, N.A.

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At June 30, 2015, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note	9/21/2015	66	$8,327,344	$79,157
30 Year U.S. Treasury Bond	9/21/2015	23	3,469,406	96,582

				175,739

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2		Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$132,908		$751,713	(a)	$884,621
Non-Agency Commercial Mortgage-Backed Securities	—	2,666,376		935,000	(a)	3,601,376
All Other Non-Convertible Bonds*	—	138,901,515		—		138,901,515

Total Non-Convertible Bonds	—	141,700,799		1,686,713		143,387,512

Convertible Bonds*	—	15,728,204		—		15,728,204

Total Bonds and Notes	—	157,429,003		1,686,713		159,115,716

Senior Loans*	—	3,166,446		—		3,166,446
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	425,391		—		425,391
REITs - Mortgage	—	120,078		—		120,078
All Other Convertible Preferred Stocks*	7,917,045	—		—		7,917,045

Total Convertible Preferred Stocks	7,917,045	545,469		—		8,462,514

Non-Convertible Preferred Stocks*	1,873,395	—		—		1,873,395

Total Preferred Stocks	9,790,440	545,469		—		10,335,909

Common Stocks*	2,495,975	—		1,000,000	(b)	3,495,975
Warrants	60,782	—	(c)	—		60,782
Short-Term Investments	—	13,601,057		—		13,601,057

Total Investments	12,347,197	174,741,975		2,686,713		189,775,885

Futures Contracts (unrealized appreciation)	175,739	—		—		175,739

Total	$12,522,936	$174,741,975		$2,686,713		$189,951,624

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(44,335)	$—	$(44,335)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by Fund’s Adviser
(c)	Fair valued at zero using level 2 inputs

A preferred stock valued at $941,666 was transferred from Level 2 to Level 1 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$447,739	$—	$—	$1,355	$310,000	$(7,381)	$—	$—	$751,713	$1,355
Airlines	4,985	—	934	(1,031)	—	(4,888)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	—	935,000	—	—	—	935,000	—
Convertible Bonds
Wirelines	5,740	—	(1,628)	1,151	—	(5,263)	—	—	—	—
Common Stocks
Aircraft ABS	—	—	—	—	1,000,000	—	—	—	1,000,000	—

Total	$458,464	$—	$(694)	$1,475	$2,245,000	$(17,532)	$—	$—	$2,686,713	$1,355

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. During the period ended June 30, 2015, the Fund engaged in forward foreign currency transactions for hedging purposes.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage its duration without having to buy or sell portfolio securities. During the period ended June 30, 2015, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of June 30, 2015:

Assets	Unrealized appreciation on futures contracts
Exchange-traded/cleared asset derivatives
Interest rate contracts	$175,739

Liabilities	Unrealized depreciation forward foreign currency contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(44,335)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the net asset value of the Fund declines beyond a certain threshold. As of June 30, 2015, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
Bank of America, N.A.	$(44,335)	—

Timing differences may exist between when contacts under the ISDA agreement are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2015:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$193,500	$193,500

Industry Summary at June 30, 2015 (Unaudited)

Independent Energy	7.8%
Technology	6.5
Treasuries	5.6
Finance Companies	5.6
Healthcare	5.0
Pharmaceuticals	5.0
Midstream	4.8
Cable Satellite	4.3
Metals & Mining	3.4
ABS Home Equity	3.4
Banking	2.7
Building Materials	2.5
Electric	2.4
Wirelines	2.1
Aerospace & Defense	2.1
Supranational	2.0
Consumer Cyclical Services	2.0
Other Investments, less than 2% each	24.7
Short-Term Investments	7.1

Total Investments	99.0
Other assets less liabilities (including forward foreign currency contracts and futures contracts)	1.0

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 94.2% of Net Assets

Non-Convertible Bonds – 89.0%

	ABS Car Loan – 0.2%
$20,999,250	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$21,393,574

	ABS Other – 2.4%
766,380	Community Program Loan Trust, Series 1987-A, Class A5, 4.500%, 4/01/2029(b)	772,907
57,694,000	Crown Castle Towers LLC, 6.113%, 1/15/2040, 144A	65,691,196
2,364,390	Diamond Resorts Owner Trust, Series 2011-1, Class A, 4.000%, 3/20/2023, 144A	2,413,905
57,339,951	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(b)	57,058,985
44,878,000	John Deere Owner Trust, Series 2015-A, Class A3, 1.320%, 6/17/2019	45,015,686
11,600,000	John Deere Owner Trust, Series 2015-A, Class A4, 1.650%, 12/15/2021	11,645,078
1,346,829	SVO VOI Mortgage Corp., Series 2009-BA, Class NT, 5.810%, 12/20/2028, 144A	1,347,150
34,862,345	Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/2039, 144A	39,585,182
12,303,265	Trinity Rail Leasing LP, Series 2010-1A, Class A, 5.194%, 10/16/2040, 144A	12,725,107
3,211,481	Trinity Rail Leasing LP, Series 2012-1A, Class A1, 2.266%, 1/15/2043, 144A	3,154,070
7,116,790	Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 7/15/2041, 144A	7,330,237

		246,739,503

	Aerospace & Defense – 1.2%
2,100,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	1,974,000
78,795,000	Textron, Inc., 5.950%, 9/21/2021	90,225,081
11,040,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	19,845,186
10,280,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	10,177,200

		122,221,467

	Airlines – 2.5%
4,614,033	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,798,595
11,085,144	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	11,158,084
18,340,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	19,119,450
260,361	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.648%, 3/15/2019	268,640
661,290	Continental Airlines Pass Through Trust, Series 1999-1, Class A, 6.545%, 8/02/2020	724,509

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$5,438,878	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	$6,166,057
1,338,421	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,469,720
3,040,289	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	3,230,307
48,473,423	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	54,047,867
10,648,202	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	11,313,714
20,985,469	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	22,401,988
16,178,997	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	18,727,189
2,443,708	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	2,578,112
1,526,122	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,751,225
10,091,562	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	11,580,067
21,038,309	Delta Air Lines Pass Through Trust, Series 2009-1, Class A, 7.750%, 6/17/2021	24,036,268
2,032,473	Delta Air Lines Pass Through Trust, Series 2009-1, Series B, 9.750%, 6/17/2018	2,215,396
13,892,061	Delta Air Lines Pass Through Trust, Series 2010-1, Class A, 6.200%, 1/02/2020	15,038,156
19,589,422	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	21,009,655
249,918	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	272,411
13,638,616	US Airways Pass Through Trust, Series 2011-1, Class A, 7.125%, 4/22/2025	15,820,795
8,595,631	US Airways Pass Through Trust, Series 2012-2A, Class A, 4.625%, 12/03/2026	8,939,456
2,484,238	Virgin Australia Pass Through Trust, Series 2013-1A, 5.000%, 4/23/2025, 144A	2,597,420

		259,265,081

	Automotive – 1.0%
23,581,000	Cummins, Inc., 5.650%, 3/01/2098	24,789,361
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,482,110
2,680,000	Ford Motor Co., 6.375%, 2/01/2029	3,161,634
125,000	Ford Motor Co., 6.500%, 8/01/2018	141,622
255,000	Ford Motor Co., 6.625%, 2/15/2028	292,041
5,074,000	Ford Motor Co., 6.625%, 10/01/2028	6,179,107
3,243,000	Ford Motor Co., 7.400%, 11/01/2046	4,294,254
4,569,000	Ford Motor Co., 7.450%, 7/16/2031	5,838,300

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Automotive – continued
$240,000	Ford Motor Co., 7.500%, 8/01/2026	$299,089
5,000,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	5,375,440
40,126,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	44,021,553
2,370,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	2,512,200

		103,386,711

	Banking – 14.2%
22,547,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	28,030,340
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,871,700
7,200,000	American Express Centurion Bank, Series BKN1, 6.000%, 9/13/2017	7,871,249
35,878,000	Associates Corp. of North America, 6.950%, 11/01/2018	41,277,065
11,400,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	3,453,990
11,641,000	Bank of America Corp., 2.600%, 1/15/2019	11,767,770
3,590,000	Bank of America Corp., 5.420%, 3/15/2017	3,803,975
3,132,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	3,867,734
25,627,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	25,238,418
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	97,960
11,000,000	Bank of America Corp., MTN, 5.000%, 5/13/2021	12,075,437
17,249,000	Bank of America NA, 5.300%, 3/15/2017	18,269,520
1,056,000	Barclays Bank PLC, 6.050%, 12/04/2017, 144A	1,148,969
7,110,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	6,391,319
2,173,000	Bear Stearns Cos., Inc. (The), 4.650%, 7/02/2018	2,341,497
370,000	BNP Paribas/Australia, 7.000%, 5/24/2016, (AUD)	295,919
8,994,000	Capital One Financial Corp., 6.150%, 9/01/2016	9,493,041
56,000,000	Citigroup, Inc., 2.500%, 9/26/2018	56,630,672
17,000,000	Citigroup, Inc., 3.500%, 5/15/2023	16,597,593
1,660,000	Citigroup, Inc., 4.500%, 1/14/2022	1,788,082
22,960,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	16,153,255
2,700,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(b)	2,275,004

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$5,445,000	Citigroup, Inc., 6.125%, 5/15/2018	$6,076,130
44,910,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	31,890,498
2,398,000	Citigroup, Inc., EMTN, 1.257%, 11/30/2017, (EUR)(c)	2,666,458
4,750,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	4,761,733
21,855,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	22,735,909
5,265,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	5,264,294
86,800,000	Goldman Sachs Group, Inc. (The), 3.375%, 2/01/2018, (CAD)	72,184,381
1,174,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	1,324,755
112,330,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	131,757,249
6,645,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	7,399,340
4,467,000	HBOS PLC, 6.000%, 11/01/2033, 144A	4,812,648
1,000,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	1,108,753
700,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	719,537
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	69,070,223
36,745,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	25,108,292
2,950,000	JPMorgan Chase & Co., EMTN, 1.068%, 5/30/2017, (GBP)(c)	4,565,659
16,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	1,169,233
100,000	Keybank NA, 6.950%, 2/01/2028	127,642
9,787,000	Lloyds Bank PLC, EMTN, 4.570%, 10/13/2015, (CAD)	7,901,220
81,622,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	94,077,925
103,309,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	115,790,587
40,126,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	45,822,287
78,200,000	Morgan Stanley, 2.125%, 4/25/2018	78,728,476
4,250,000	Morgan Stanley, 3.450%, 11/02/2015	4,288,535
1,845,000	Morgan Stanley, 4.350%, 9/08/2026	1,807,879
30,000,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	23,915,247
1,455,000	Morgan Stanley, 4.875%, 11/01/2022	1,547,695

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$56,867,000	Morgan Stanley, 5.500%, 7/24/2020	$63,774,862
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,721,964
151,076,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	109,409,930
60,800,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	50,864,456
550,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	922,710
24,100,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	19,164,406
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	20,733,679
38,206,000	Morgan Stanley, Series F, GMTN, 5.625%, 9/23/2019	42,813,414
2,239,000	Morgan Stanley, Series G & H, GMTN, 5.125%, 11/30/2015, (GBP)	3,572,431
2,875,000	National City Bank of Indiana, 4.250%, 7/01/2018	3,053,348
8,638,000	National City Corp., 6.875%, 5/15/2019	10,017,713
35,900,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	38,656,474
5,250,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	6,079,850
6,150,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	7,679,776
1,650,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	1,881,288
700,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	711,607
16,175,000	Santander Holdings USA, Inc., 4.625%, 4/19/2016	16,578,259
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,868,161
3,300,000	Standard Chartered Bank, 6.400%, 9/26/2017, 144A	3,596,221

		1,445,463,643

	Brokerage – 1.0%
50,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	51,897,240
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,334,275
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	9,511,021
1,693,000	Jefferies Group LLC, 6.875%, 4/15/2021	1,937,833
16,875,000	Jefferies Group LLC, 8.500%, 7/15/2019	20,033,207

		102,713,576

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Building Materials – 1.1%
$10,942,000	Masco Corp., 5.850%, 3/15/2017	$11,598,520
6,616,000	Masco Corp., 6.125%, 10/03/2016	6,963,340
6,058,000	Masco Corp., 6.500%, 8/15/2032	6,391,190
28,539,000	Masco Corp., 7.125%, 3/15/2020	33,105,240
5,725,000	Masco Corp., 7.750%, 8/01/2029	6,612,375
9,300,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	2,168,634
284,000	Owens Corning, 6.500%, 12/01/2016	302,029
41,379,000	Owens Corning, 7.000%, 12/01/2036	47,275,011

		114,416,339

	Cable Satellite – 1.1%
17,832,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	16,232,260
13,630,000	Time Warner Cable, Inc., 4.125%, 2/15/2021	14,072,225
2,800,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	2,283,966
4,101,000	Time Warner Cable, Inc., 5.850%, 5/01/2017	4,379,327
64,548,000	Time Warner Cable, Inc., 6.750%, 7/01/2018	71,967,986

		108,935,764

	Chemicals – 0.5%
50,500,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	49,742,500

	Construction Machinery – 0.1%
6,787,000	Toro Co., 6.625%, 5/01/2037(b)	7,629,830

	Consumer Products – 0.1%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,368,793
6,170,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	6,249,667

		14,618,460

	Diversified Manufacturing – 0.1%
1,395,000	Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	1,585,985
11,754,000	Snap-on, Inc., 6.700%, 3/01/2019	13,516,748

		15,102,733

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Electric – 2.3%
$29,767,079	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	$34,601,283
8,906,393	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	9,097,524
9,066,000	Cleveland Electric Illuminating Co. (The), 5.700%, 4/01/2017	9,677,701
30,430,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	30,725,354
12,285,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	12,792,174
3,200,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	3,427,206
4,491,000	Endesa S.A., 7.875%, 2/01/2027	5,841,601
40,453,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	44,920,063
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	10,858,929
7,921,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	13,931,907
5,386,008	Mackinaw Power LLC, 6.296%, 10/31/2023, 144A(b)	5,921,776
50,026,000	Southwestern Electric Power Co., 6.450%, 1/15/2019	56,904,225

		238,699,743

	Finance Companies – 5.3%
66,384,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	75,821,481
3,500,000	GE Capital Australia Funding Pty Ltd., 7.000%, 10/08/2015, (AUD)	2,731,948
1,874,000	GE Capital Australia Funding Pty Ltd., MTN, 6.000%, 3/15/2019, (AUD)	1,587,483
35,580,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	24,537,693
14,225,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	10,012,517
51,370,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	35,853,224
5,882,000	General Electric Capital Corp., Series A, MTN, 0.575%, 5/13/2024(c)	5,639,368
26,931,000	General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	18,366,226
210,000	International Lease Finance Corp., 3.875%, 4/15/2018	211,050
18,830,000	International Lease Finance Corp., 4.625%, 4/15/2021	19,018,300
27,395,000	International Lease Finance Corp., 5.875%, 4/01/2019	29,208,549
3,063,000	International Lease Finance Corp., 5.875%, 8/15/2022	3,308,040
12,465,000	International Lease Finance Corp., 6.250%, 5/15/2019	13,477,781
60,419,000	International Lease Finance Corp., 7.125%, 9/01/2018, 144A	67,367,185

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
$90,196,000		Navient LLC, 5.500%, 1/25/2023	$85,686,200
62,425	(††)	Navient LLC, 6.000%, 12/15/2043	1,346,299
2,270,000		Navient LLC, MTN, 4.625%, 9/25/2017	2,306,888
8,895,000		Navient LLC, MTN, 7.250%, 1/25/2022	9,384,225
641,000		Navient LLC, MTN, 8.000%, 3/25/2020	714,715
15,792,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	15,732,780
19,496,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	15,791,760
14,625,000		Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	14,003,437
19,727,000		Springleaf Finance Corp., 5.250%, 12/15/2019	19,455,754
48,535,000		Springleaf Finance Corp., 7.750%, 10/01/2021	52,660,475
19,414,000		Springleaf Finance Corp., 8.250%, 10/01/2023	21,889,285

			546,112,663

		Government Guaranteed – 0.4%
12,910,000		Instituto de Credito Oficial, EMTN, 4.530%, 3/17/2016, (CAD)	10,511,056
4,000,000		Japan Bank for International Cooperation (Japan), 2.300%, 3/19/2018, (CAD)	3,293,995
31,142,000		Queensland Treasury Corp., 7.125%, 9/18/2017, 144A, (NZD)	22,800,447

			36,605,498

		Government Owned – No Guarantee – 0.6%
3,720,000		Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036, 144A	4,503,060
36,975,000		Abu Dhabi National Energy Co. PJSC, 7.250%, 8/01/2018, 144A	42,316,039
12,575,000		Pertamina Persero PT, 6.450%, 5/30/2044, 144A	12,386,375
7,565,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	5,846,988
1,000,000		Telekom Malaysia Berhad, 7.875%, 8/01/2025, 144A	1,295,310

			66,347,772

		Health Insurance – 0.0%
1,569,000		Cigna Corp., 7.875%, 5/15/2027	2,088,171
1,174,000		CIGNA Corp., (Step to 8.080% on 1/15/2023), 8.300%, 1/15/2033(d)	1,569,450

			3,657,621

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – 1.9%
$7,692,000	Boston Scientific Corp., 6.000%, 1/15/2020	$8,710,252
7,374,000	Covidien International Finance S.A., 6.000%, 10/15/2017	8,126,406
9,459,000	Express Scripts, Inc., 7.250%, 6/15/2019	11,157,288
6,440,000	HCA, Inc., 4.750%, 5/01/2023	6,520,500
73,785,000	HCA, Inc., 5.250%, 4/15/2025	76,736,400
1,055,000	HCA, Inc., 5.375%, 2/01/2025	1,072,196
802,000	HCA, Inc., 5.875%, 3/15/2022	872,175
52,905,000	HCA, Inc., 5.875%, 5/01/2023	56,211,562
2,936,000	HCA, Inc., 7.050%, 12/01/2027	3,068,120
4,119,000	HCA, Inc., 7.500%, 12/15/2023	4,530,900
1,282,000	HCA, Inc., 7.500%, 11/06/2033	1,390,970
3,807,000	HCA, Inc., 7.690%, 6/15/2025	4,320,945
4,164,000	HCA, Inc., 8.360%, 4/15/2024	4,913,520
1,199,000	HCA, Inc., MTN, 7.580%, 9/15/2025	1,324,895
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,267,420
2,200,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	2,035,000

		194,258,549

	Home Construction – 0.1%
9,200,000	Pulte Group, Inc., 6.000%, 2/15/2035	8,947,000
3,567,000	Pulte Group, Inc., 6.375%, 5/15/2033	3,611,587

		12,558,587

	Independent Energy – 0.9%
8,105,000	Continental Resources, Inc., 3.800%, 6/01/2024	7,398,236
610,000	Continental Resources, Inc., 4.500%, 4/15/2023	588,167
9,787,000	EQT Corp., 8.125%, 6/01/2019	11,455,997
60,038,000	Equitable Resources, Inc., 6.500%, 4/01/2018	65,803,509
7,240,000	Newfield Exploration Co., 5.625%, 7/01/2024	7,312,400

		92,558,309

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Integrated Energy – 0.1%
$7,700,000	Reliance Holdings USA, Inc., 5.400%, 2/14/2022, 144A	$8,303,126

	Life Insurance – 1.2%
3,920,000	American International Group, Inc., 4.125%, 2/15/2024	4,067,682
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,617,953
1,515,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	1,670,268
600,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	1,012,681
5,900,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	7,356,375
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,300,700
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,269,605
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	40,697,144
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	7,287,098
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,360,832
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	19,087,417
4,732,000	Unum Group, 7.125%, 9/30/2016	5,053,606

		119,781,361

	Local Authorities – 2.0%
7,448,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	5,074,442
37,829,000	New South Wales Treasury Corp., 3.500%, 3/20/2019, (AUD)	30,304,628
152,895,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	129,031,507
17,930,000	New South Wales Treasury Corp., Series 17RG, 5.500%, 3/01/2017, (AUD)	14,608,980
6,166	Province of Alberta, 5.930%, 9/16/2016, (CAD)	5,115
489,000	Province of Nova Scotia, 6.600%, 6/01/2027, (CAD)	544,900
29,791,000	Province of Quebec, Canada, Series QC, 6.750%, 11/09/2015, (NZD)	20,406,345

		199,975,917

	Lodging – 0.6%
52,516,000	Choice Hotels International, Inc., 5.700%, 8/28/2020	56,585,990
100,000	Wyndham Worldwide Corp., 6.000%, 12/01/2016	105,515

		56,691,505

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Media Entertainment – 0.4%
$4,482,000	21st Century Fox America, Inc., 8.150%, 10/17/2036	$6,205,024
358,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	19,414,567
5,000,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	4,525,000
1,805,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	1,863,663
4,445,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	5,017,294
3,616,000	Viacom, Inc., 6.125%, 10/05/2017	3,944,969

		40,970,517

	Metals & Mining – 2.4%
1,632,848	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)	963,380
15,000,000	Alcoa, Inc., 5.400%, 4/15/2021	15,721,800
15,060,000	Alcoa, Inc., 5.870%, 2/23/2022	16,189,500
45,700,000	Alcoa, Inc., 5.900%, 2/01/2027	48,327,750
5,505,000	Alcoa, Inc., 5.950%, 2/01/2037	5,491,238
5,804,000	Alcoa, Inc., 6.750%, 1/15/2028	6,456,950
430,000	ArcelorMittal, 6.250%, 3/01/2021	450,425
4,085,000	ArcelorMittal, 7.000%, 2/25/2022	4,401,588
47,920,000	ArcelorMittal, 7.500%, 3/01/2041	46,961,600
19,365,000	ArcelorMittal, 7.750%, 10/15/2039	19,268,175
20,625,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	19,284,375
15,701,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.500%, 11/15/2020	16,603,807
4,612,000	United States Steel Corp., 6.650%, 6/01/2037	4,104,680
31,210,000	United States Steel Corp., 7.000%, 2/01/2018	33,316,675
3,655,000	Vale Overseas Ltd., 6.875%, 11/21/2036	3,533,691
4,893,000	Worthington Industries, Inc., 6.500%, 4/15/2020	5,539,859

		246,615,493

	Midstream – 2.5%
650,000	DCP Midstream LP, 6.450%, 11/03/2036, 144A	622,956
525,000	Energy Transfer Partners LP, 4.150%, 10/01/2020	539,574

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Midstream – continued
$3,328,000	Florida Gas Transmission Co., 7.900%, 5/15/2019, 144A	$3,919,279
14,300,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	15,485,999
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	13,666,726
3,105,000	Kinder Morgan Energy Partners LP, 5.300%, 9/15/2020	3,375,495
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	8,261,774
303,000	Kinder Morgan Finance Co. LLC, 5.700%, 1/05/2016	309,705
8,715,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	8,932,875
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	90,100
1,745,000	NiSource Finance Corp., 6.125%, 3/01/2022	2,015,751
8,900,000	NiSource Finance Corp., 6.400%, 3/15/2018	9,974,221
21,614,000	NiSource Finance Corp., 6.800%, 1/15/2019	24,915,431
46,655,000	ONEOK Partners LP, 4.900%, 3/15/2025	46,150,800
9,899,000	Panhandle Eastern Pipeline Co., 6.200%, 11/01/2017	10,852,125
47,594,000	Panhandle Eastern Pipeline Co., 7.000%, 6/15/2018	53,760,802
1,404,000	Panhandle Eastern Pipeline Co., 8.125%, 6/01/2019	1,642,867
1,880,000	Plains All American Pipeline LP, 6.125%, 1/15/2017	2,009,630
15,683,000	Plains All American Pipeline LP/PAA Finance Corp., 6.500%, 5/01/2018	17,655,984
4,125,000	Southern Natural Gas Co., 5.900%, 4/01/2017, 144A	4,393,335
19,574,000	Texas Eastern Transmission LP, 6.000%, 9/15/2017, 144A	21,329,005
8,405,000	Williams Partners LP, 3.350%, 8/15/2022	7,954,013

		257,858,447

	Mortgage Related – 0.0%
29,806	FHLMC, 5.000%, 12/01/2031	33,163
4,760	FNMA, 6.000%, 7/01/2029	5,457

		38,620

	Non-Agency Commercial Mortgage-Backed Securities – 2.3%
11,450,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 2.686%, 12/15/2027, 144A(c)	11,477,205
1,588,139	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	1,286,532

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
3,514,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	$2,910,205
9,785,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV3, 3.136%, 10/15/2031, 144A(b)(c)	9,793,904
8,515,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV4, 4.336%, 10/15/2031, 144A(b)(c)	8,538,161
45,750,121	Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4, 5.890%, 6/15/2039(c)	48,223,190
23,914,111	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 6.147%, 9/15/2039(c)	25,413,908
6,711,090	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(c)	7,121,104
69,500,000	Extended Stay America Trust, Series 2013, Class 7-ESH7, 3.902%, 12/05/2031, 144A	70,165,741
8,822,041	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	7,129,466
27,000,000	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A2, 2.616%, 7/12/2047, 144A, (CAD)	22,037,534
9,786,870	Morgan Stanley Re-REMIC Trust, Series 2009-GG10, Class A4B, 5.989%, 8/12/2045, 144A(c)	10,426,217
6,851,000	Vornado DP LLC, Series 2010-VNO, Class D, 6.356%, 9/13/2028, 144A	7,874,649
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.722%, 3/15/2044, 144A(c)	2,261,306

		234,659,122

	Oil Field Services – 0.3%
5,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	4,966,120
23,338,000	Rowan Cos., Inc., 7.875%, 8/01/2019	26,435,653
587,000	Transocean Ltd., 7.375%, 4/15/2018	607,545

		32,009,318

	Packaging – 0.1%
5,735,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	5,778,012

	Paper – 1.1%
4,365,000	Celulosa Arauco y Constitucion S.A., 7.250%, 7/29/2019	5,042,457
23,225,000	Georgia-Pacific LLC, 5.400%, 11/01/2020, 144A	25,925,580
644,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	872,138
1,031,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,487,304
7,049,000	International Paper Co., 8.700%, 6/15/2038	9,659,167
5,270,000	Mead Corp. (The), 7.550%, 3/01/2047(b)	6,206,437
5,068,000	Westvaco Corp., 8.200%, 1/15/2030	6,835,105

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – continued
$26,007,000	Weyerhaeuser Co., 6.875%, 12/15/2033	$31,190,117
7,374,000	Weyerhaeuser Co., 7.375%, 10/01/2019	8,728,795
13,539,000	Weyerhaeuser Co., 7.375%, 3/15/2032	16,930,140

		112,877,240

	Property & Casualty Insurance – 0.4%
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,882,466
9,038,000	Liberty Mutual Group, Inc., 6.500%, 3/15/2035, 144A	10,568,739
4,245,000	Loews Corp., 2.625%, 5/15/2023	4,058,946
1,889,000	MBIA Insurance Corp., 11.535%, 1/15/2033, 144A(c)(g)	897,275
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,781,515
7,609,000	Sirius International Group, 6.375%, 3/20/2017, 144A	7,999,304
2,212,000	XLIT Ltd., 6.250%, 5/15/2027	2,586,480
1,463,000	XLIT Ltd., 6.375%, 11/15/2024	1,724,241

		37,498,966

	Railroads – 0.1%
9,787,000	Canadian Pacific Railway Co., 7.250%, 5/15/2019	11,554,904
237,000	Missouri Pacific Railroad Co., 4.750%, 1/01/2030(b)	226,729
1,701,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(b)	1,586,436
191,000	Missouri Pacific Railroad Co., Series A, 4.750%, 1/01/2020(b)	189,474

		13,557,543

	Real Estate Operations/Development – 0.3%
10,276,000	First Industrial LP, 5.950%, 5/15/2017	11,033,238
18,869,000	ProLogis LP, 7.375%, 10/30/2019	22,336,896

		33,370,134

	REITs - Apartments – 0.2%
16,491,000	Camden Property Trust, 5.700%, 5/15/2017	17,690,935

	REITs - Diversified – 0.2%
380,000	Duke Realty LP, 5.950%, 2/15/2017	407,070
18,243,000	Duke Realty LP, 6.500%, 1/15/2018	20,381,791

		20,788,861

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	REITs - Health Care – 0.1%
$5,972,000	Health Care REIT, Inc., 6.500%, 3/15/2041	$7,052,394

	REITs - Office Property – 0.3%
20,817,000	Highwoods Properties, Inc., 5.850%, 3/15/2017	22,224,021
11,306,000	Highwoods Properties, Inc., 7.500%, 4/15/2018	12,911,316

		35,135,337

	REITs - Shopping Centers – 0.1%
4,893,000	Equity One, Inc., 6.000%, 9/15/2017	5,315,051

	REITs - Single Tenant – 0.4%
8,690,000	Realty Income Corp., 5.750%, 1/15/2021	9,775,789
22,701,000	Realty Income Corp., 6.750%, 8/15/2019	26,275,091

		36,050,880

	Restaurants – 0.1%
10,320,000	Darden Restaurants, Inc., 6.000%, 8/15/2035	10,527,380

	Retailers – 0.4%
1,696,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	1,659,960
5,979,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	4,424,460
5,446,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	4,111,730
10,467,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	12,288,614
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,480,337
3,755,000	Phillips-Van Heusen Corp., 7.750%, 11/15/2023	4,421,512

		36,386,613

	Sovereigns – 0.4%
33,600,000	Republic of Iceland, 5.875%, 5/11/2022, 144A	37,938,768

	Supermarkets – 0.6%
23,950,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	25,446,875
1,120,000	Delhaize Group S.A., 5.700%, 10/01/2040	1,136,690
3,269,000	Kroger Co. (The), 6.400%, 8/15/2017	3,599,150
6,595,000	New Albertson’s, Inc., 7.450%, 8/01/2029	6,331,200
7,875,000	New Albertson’s, Inc., 8.000%, 5/01/2031	7,796,250

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Supermarkets – continued
$989,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	$840,650
17,290,000	SUPERVALU, Inc., 6.750%, 6/01/2021	17,462,900

		62,613,715

	Supranational – 0.4%
9,640,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	8,454,662
12,982,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	9,359,028
58,420,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	18,053,435

		35,867,125

	Technology – 1.4%
4,600,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	4,749,500
1,028,000	Arrow Electronics, Inc., 6.875%, 6/01/2018	1,141,516
1,507,000	Avnet, Inc., 6.625%, 9/15/2016	1,592,024
7,487,000	Corning, Inc., 7.250%, 8/15/2036	9,441,159
7,051,000	Equifax, Inc., 7.000%, 7/01/2037	8,407,408
70,969,000	Ingram Micro, Inc., 5.250%, 9/01/2017	75,934,346
7,795,000	Intuit, Inc., 5.750%, 3/15/2017	8,340,260
16,735,000	KLA-Tencor Corp., 5.650%, 11/01/2034	16,804,969
1,502,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	1,651,318
1,833,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,294,876
5,603,000	Tyco Electronics Group S.A., 6.550%, 10/01/2017	6,216,988
561,000	Xerox Corp., 6.350%, 5/15/2018	625,204
7,110,000	Xerox Corp., 6.750%, 2/01/2017	7,658,828

		144,858,396

	Transportation Services – 0.7%
8,436,000	Erac USA Finance Co., 6.375%, 10/15/2017, 144A	9,273,391
2,824,000	Erac USA Finance Co., 6.700%, 6/01/2034, 144A	3,436,500
51,504,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	62,955,915

		75,665,806

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – 27.9%
372,145,000		Canadian Government, 0.250%, 5/01/2017, (CAD)	$296,735,730
312,405,000		Canadian Government, 1.000%, 8/01/2016, (CAD)	251,307,186
209,501,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	171,837,786
61,795,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	51,676,749
90,055,000		Canadian Government, 2.750%, 9/01/2016, (CAD)	73,940,995
156,655,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	126,674,820
4,159,000		Canadian Government, 4.000%, 6/01/2016, (CAD)	3,433,523
2,755,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	19,548,519
2,965,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	20,723,572
7,555,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	54,317,121
1,925,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	14,591,727
23,970,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	195,275,244
36,850,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	26,761,828
109,763,000		New Zealand Government Bond, 6.000%, 12/15/2017, (NZD)	79,878,837
290,574,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	41,969,968
974,276,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	132,259,074
416,760,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	60,214,111
43,590,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	13,319,128
23,848,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	8,069,247
1,040,764,000		Republic of Iceland, 6.000%, 10/13/2016, (ISK)	5,486,203
391,985,000		Republic of Iceland, 7.250%, 10/26/2022, (ISK)	2,104,534
1,195,394,000		Republic of Iceland, 8.750%, 2/26/2019, (ISK)	6,691,993
53,645,000		U.S. Treasury Bond, 2.500%, 2/15/2045	47,211,892
235,715,000		U.S. Treasury Bond, 3.000%, 5/15/2045	231,000,700
282,105,000		U.S. Treasury Note, 0.375%, 3/31/2016	282,391,619
110,000,000		U.S. Treasury Note, 0.375%, 4/30/2016	110,077,330
125,000,000		U.S. Treasury Note, 0.500%, 6/30/2016	125,205,125

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
$250,000,000	U.S. Treasury Note, 0.500%, 1/31/2017	$249,922,000
150,000,000	U.S. Treasury Note, 0.500%, 3/31/2017	149,847,600

		2,852,474,161

	Wireless – 0.5%
559,910,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	34,127,169
58,200,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	3,582,098
6,373,000	Sprint Capital Corp., 6.875%, 11/15/2028	5,480,780
612,000	Sprint Capital Corp., 8.750%, 3/15/2032	595,170
1,609,000	Sprint Communications, Inc., 6.000%, 11/15/2022	1,470,224
985,000	Sprint Corp., 7.125%, 6/15/2024	913,686

		46,169,127

	Wirelines – 4.5%
33,710,000	AT&T, Inc., 2.625%, 12/01/2022	31,670,950
26,815,000	AT&T, Inc., 3.000%, 2/15/2022	26,174,309
406,000	Bell Canada, MTN, 7.300%, 2/23/2032, (CAD)	423,615
2,936,000	BellSouth Telecommunications LLC, 5.850%, 11/15/2045	2,998,114
62,040,000	CenturyLink, Inc., 6.450%, 6/15/2021	62,505,300
4,990,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	4,790,400
2,708,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,454,125
24,103,000	Embarq Corp., 7.995%, 6/01/2036	26,722,996
825,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	875,531
5,200,000	Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)	1,555,434
8,450,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	8,761,045
18,850,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	21,379,523
2,755,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	2,706,788
4,370,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	4,697,750
3,469,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	3,573,070
333,000	Qwest Corp., 6.500%, 6/01/2017	360,027

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$14,480,000	Qwest Corp., 6.875%, 9/15/2033	$14,317,679
4,668,000	Qwest Corp., 7.200%, 11/10/2026	4,706,945
9,077,000	Qwest Corp., 7.250%, 9/15/2025	10,268,447
9,474,000	Qwest Corp., 7.250%, 10/15/2035	9,710,405
46,411,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	45,163,008
23,660,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	24,251,500
4,200,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	4,410,311
525,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	574,288
975,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	1,078,103
14,375,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	17,654,541
4,100,000	Telefonica Emisiones SAU, EMTN, 5.289%, 12/09/2022, (GBP)	7,118,767
9,100,000	Telefonica Emisiones SAU, EMTN, 5.375%, 2/02/2026, (GBP)	15,733,216
2,100,000	Telefonica Emisiones SAU, EMTN, 5.445%, 10/08/2029, (GBP)	3,642,060
14,137,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	11,962,460
54,665,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	49,292,599
32,509,000	Verizon Communications, Inc., 2.450%, 11/01/2022	30,518,929
2,642,000	Verizon New England, Inc., 7.875%, 11/15/2029	3,371,855
2,095,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	2,236,155

		457,660,245

	Total Non-Convertible Bonds (Identified Cost $8,903,260,909)	9,084,608,038

Convertible Bonds – 4.3%

	Consumer Products – 0.0%
3,905,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	4,307,703

	Midstream – 0.4%
34,700,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	32,878,250
11,225,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,112,750

		43,991,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

	Property & Casualty Insurance – 0.9%
$72,915,000	Old Republic International Corp., 3.750%, 3/15/2018	$86,085,272

	Technology – 3.0%
35,120,000	Intel Corp., 2.950%, 12/15/2035	42,253,750
137,016,000	Intel Corp., 3.250%, 8/01/2039	208,435,590
11,515,000	Lam Research Corp., Series B, 1.250%, 5/15/2018	16,329,710
371,793	Liberty Media LLC, 3.500%, 1/15/2031	328,335
44,755,000	Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	42,685,081

		310,032,466

	Total Convertible Bonds (Identified Cost $343,064,691)	444,416,441

Municipals – 0.9%

	District of Columbia – 0.2%
14,680,000	Metropolitan Washington Airports Authority, 7.462%, 10/01/2046	19,406,373

	Illinois – 0.5%
24,640,000	State of Illinois, 5.100%, 6/01/2033	22,963,248
33,395,000	State of Illinois, Series B, 5.520%, 4/01/2038	29,092,388

		52,055,636

	Michigan – 0.0%
2,275,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	1,926,402

	Ohio – 0.1%
5,075,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/01/2047	3,921,503

	Virginia – 0.1%
13,605,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	9,953,146

	Total Municipals (Identified Cost $87,721,157)	87,263,060

	Total Bonds and Notes (Identified Cost $9,334,046,757)	9,616,287,539

Senior Loans – 0.4%

	Finance Companies – 0.3%
22,076,802	AWAS Finance Luxembourg 2012 S.A., New Term Loan, 3.500%, 7/16/2018(c)	22,069,958
13,851,506	AWAS Finance Luxembourg S.a.r.l., Term Loan B, 3.500%, 6/10/2016(c)	13,840,009

		35,909,967

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Supermarkets – 0.1%
$9,003,549	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(c)	$9,013,813

	Total Senior Loans (Identified Cost $44,923,597)	44,923,780

Shares

Common Stocks – 4.0%

	Automobiles – 0.6%
4,063,816	Ford Motor Co.	60,997,878

	Electronic Equipment, Instruments & Components – 3.4%
17,550,000	Corning, Inc.	346,261,500

	Total Common Stocks (Identified Cost $261,481,587)	407,259,378

Preferred Stocks – 0.2%

	Metals & Mining – 0.1%
340,285	ArcelorMittal, 6.000%	5,311,849

	Midstream – 0.0%
43,031	Chesapeake Energy Corp., 5.000%	3,302,629

	REITs - Diversified – 0.1%
258,873	Weyerhaeuser Co., Series A, 6.375%	13,461,396

	Total Preferred Stocks (Identified Cost $25,066,559)	22,075,874

Principal Amount

Short-Term Investments – 0.3%
$88,760	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000%, to be repurchased at $88,760 on 7/01/2015 collateralized by $89,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $90,604 including accrued interest(h)	88,760
25,253,107	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $25,253,114 on 7/01/2015 collateralized by $5,770,000 Federal Home Loan Bank, 2.500% due 7/05/2022 valued at $5,755,575; $7,000,000 Federal National Mortgage Association, 2.635% due 9/13/2023 valued at $6,947,500; 13,255,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at 13,056,175 including accrued interest(h)	25,253,107

	Total Short-Term Investments (Identified Cost $25,341,867)	25,341,867

	Total Investments – 99.1% (Identified Cost $9,690,860,367)(a)	10,115,888,438
	Other assets less liabilities – 0.9%	95,910,159

	Net Assets – 100.0%	$10,211,798,597

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $9,724,225,382 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$854,359,289
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(462,696,233)

Net unrealized appreciation	$391,663,056

(b)	Illiquid security. At June 30, 2015, the value of these securities amounted to $100,199,643 or 1.0% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(c)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(d)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(e)	Perpetual bond with no specified maturity date.
(f)	All or a portion of interest payment is paid-in-kind.
(g)	Non-income producing security.
(h)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $1,621,938,623 or 15.9% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$131,802,254	$114,937,249	(a)	$246,739,503
Airlines	—	223,668,288	35,596,793	(a)	259,265,081
Finance Companies	1,346,299	544,766,364	—		546,112,663
Health Insurance	—	2,088,171	1,569,450	(a)	3,657,621
Non-Agency Commercial Mortgage-Backed Securities	—	216,327,057	18,332,065	(a)	234,659,122
All Other Non-Convertible Bonds*	—	7,794,174,048	—		7,794,174,048

Total Non-Convertible Bonds	1,346,299	8,912,826,182	170,435,557		9,084,608,038

Convertible Bonds*	—	444,416,441	—		444,416,441
Municipals*	—	87,263,060	—		87,263,060

Total Bonds and Notes	1,346,299	9,444,505,683	170,435,557		9,616,287,539

Senior Loans*	—	44,923,780	—		44,923,780
Common Stocks*	407,259,378	—	—		407,259,378
Preferred Stocks	18,773,245	3,302,629	—		22,075,874
Short-Term Investments	—	25,341,867	—		25,341,867

Total	$427,378,922	$9,518,073,959	$170,435,557		$10,115,888,438

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

A preferred stock valued at $4,217,042 was transferred from Level 1 to Level 2 during the period ended June 30, 2015. At September 31, 2014, this security was valued at the last sale price. At June 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of March 31, 2015 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
Non-Convertible Bonds

ABS Other	$121,211,469	$—	$133,610	$(859,652)	$—	$(5,548,178)	$—	$—	$114,937,249	$(527,166)
Airlines	272,473,977	96,039	783,925	(1,767,037)	—	(9,658,698)	—	(226,331,413)	35,596,793	(418,633)
Health Insurance	—	2,865	—	(49,508)	—	—	1,616,093	—	1,569,450	(49,508)
Metals & Mining	1,720,500	8,836	376	553,716	—	(2,283,428)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(115)	18,332,180	—	—	—	18,332,065	(114)

Total	$395,405,946	$107,740	$917,911	$(2,122,596)	$18,332,180	$(17,490,304)	$1,616,093	$(226,331,413)	$170,435,557	$(995,421)

A debt security valued at $1,616,093 was transferred from Level 2 to Level 3 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $226,331,413 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	27.9%
Banking	14.2
Finance Companies	5.6
Wirelines	4.5
Technology	4.4
Electronic Equipment, Instruments & Components	3.4
Midstream	2.9
Airlines	2.5
Local Authorities	2.5
Metals & Mining	2.5
ABS Other	2.4
Electric	2.3
Non-Agency Commercial Mortgage-Backed Securities	2.3
Other Investments, less than 2% each	21.4
Short-Term Investments	0.3

Total Investments	99.1
Other assets less liabilities	0.9

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)

Bonds and Notes – 97.8% of Net Assets

	ABS Car Loan – 1.3%
$1,165,000	Credit Acceptance Auto Loan Trust, Series 2013-2A, Class A, 1.500%, 4/15/2021, 144A	$1,169,190
2,695,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class A, 1.880%, 3/15/2022, 144A	2,703,861
1,045,000	First Investors Auto Owner Trust, Series 2014-1A, Class A3, 1.490%, 1/15/2020, 144A	1,046,499
3,500,000	NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.920%, 10/15/2019, 144A	3,511,847
2,120,000	Tidewater Auto Receivables Trust, Series 2014-AA, Class A3, 1.400%, 7/15/2018, 144A	2,120,827

		10,552,224

	ABS Home Equity – 0.4%
2,936,363	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060	2,917,144

	Agency Commercial Mortgage-Backed Securities – 11.6%
6,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K006, Class A2, 4.251%, 1/25/2020	6,562,122
4,305,000	FHLMC Multifamily Structured Pass Through Certificates, Series K014, Class A2, 3.871%, 4/25/2021	4,667,601
4,000,000	FHLMC Multifamily Structured Pass Through Certificates, Series K015, Class A2, 3.230%, 7/25/2021	4,199,764
6,625,000	FHLMC Multifamily Structured Pass Through Certificates, Series K017, Class A2, 2.873%, 12/25/2021	6,812,302
3,535,000	FHLMC Multifamily Structured Pass Through Certificates, Series K703, Class A2, 2.699%, 5/25/2018	3,663,734
700,000	FHLMC Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.412%, 8/25/2018	720,198
2,590,000	FHLMC Multifamily Structured Pass Through Certificates, Series K706, Class A2, 2.323%, 10/25/2018	2,658,050
7,910,000	FHLMC Multifamily Structured Pass Through Certificates, Series K708, Class A2, 2.130%, 1/25/2019	8,059,396
34,370,000	FHLMC Multifamily Structured Pass Through Certificates, Series K711, Class A2, 1.730%, 7/25/2019	34,426,470
1,893,340	FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A, 0.537%, 4/25/2019(b)	1,885,623
2,253,692	FHLMC Multifamily Structured Pass Through Certificates, Series KF06, Class A, 0.511%, 11/25/2021(b)	2,256,345
302,793	Government National Mortgage Association, Series 2003-72, Class Z, 5.366%, 11/16/2045(b)	328,159
206,086	Government National Mortgage Association, Series 2003-88, Class Z, 4.898%, 3/16/2046(b)	220,359
13,260,000	Government National Mortgage Association, Series 2013-52, Class KX, 3.941%, 8/16/2051(b)	14,127,080

		90,587,203

	Collateralized Mortgage Obligations – 16.7%
137,729	Federal Home Loan Mortgage Corp., REMIC, Series 1500, Class FD, 1.760%, 5/15/2023(b)	137,834
88,789	Federal Home Loan Mortgage Corp., REMIC, Series 1552, Class I, 1.590%, 8/15/2023(b)	90,268

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$331,908	Federal Home Loan Mortgage Corp., REMIC, Series 2131, Class ZB, 6.000%, 3/15/2029	$365,926
306,152	Federal Home Loan Mortgage Corp., REMIC, Series 2646, Class FM, 0.586%, 11/15/2032(b)	307,234
1,971,844	Federal Home Loan Mortgage Corp., REMIC, Series 2874, Class BC, 5.000%, 10/15/2019	2,083,305
3,063,562	Federal Home Loan Mortgage Corp., REMIC, Series 2931, Class DE, 4.000%, 2/15/2020	3,187,850
2,911,256	Federal Home Loan Mortgage Corp., REMIC, Series 2978, Class JG, 5.500%, 5/15/2035	3,277,830
3,510,000	Federal Home Loan Mortgage Corp., REMIC, Series 3036, Class NE, 5.000%, 9/15/2035	3,910,010
2,205,525	Federal Home Loan Mortgage Corp., REMIC, Series 3057, Class PE, 5.500%, 11/15/2034	2,263,961
5,034,733	Federal Home Loan Mortgage Corp., REMIC, Series 3412, Class AY, 5.500%, 2/15/2038	5,552,873
2,604,175	Federal Home Loan Mortgage Corp., REMIC, Series 3561, Class W, 4.023%, 6/15/2048(b)	2,682,392
3,294,812	Federal Home Loan Mortgage Corp., REMIC, Series 3620, Class AT, 4.317%, 12/15/2036(b)	3,445,971
122,681	Federal Home Loan Mortgage Corp., REMIC, Series 3802, Class BA, 4.500%, 11/15/2028	125,182
950,190	Federal Home Loan Mortgage Corp., REMIC, Series 4212, Class FW, 2.286%, 6/15/2043(b)	891,665
103,624	Federal National Mortgage Association, REMIC, Series 1992-162, Class FB, 2.010%, 9/25/2022(b)	106,476
87,469	Federal National Mortgage Association, REMIC, Series 1994-42, Class FD, 1.730%, 4/25/2024(b)	89,215
22,024	Federal National Mortgage Association, REMIC, Series 2002-W10, Class A7, 3.741%, 8/25/2042(b)	21,955
1,966,770	Federal National Mortgage Association, REMIC, Series 2003-48, Class GH, 5.500%, 6/25/2033	2,223,630
1,357,532	Federal National Mortgage Association, REMIC, Series 2005-33, Class QD, 5.000%, 1/25/2034	1,415,285
1,490,422	Federal National Mortgage Association, REMIC, Series 2005-100, Class BQ, 5.500%, 11/25/2025	1,636,116
1,552,424	Federal National Mortgage Association, REMIC, Series 2007-73, Class A1, 0.247%, 7/25/2037(b)	1,457,430
3,157,932	Federal National Mortgage Association, REMIC, Series 2008-86, Class LA, 3.699%, 8/25/2038(b)	3,204,213
5,412,360	Federal National Mortgage Association, REMIC, Series 2013-67, Class NF, 1.187%, 7/25/2043(b)	5,227,555
75,116	Federal National Mortgage Association, REMIC, Series G93-19, Class FD, 1.670%, 4/25/2023(b)	76,437
13,339	FHLMC Structured Pass Through Securities, Series T-60, Class 2A1, 3.342%, 3/25/2044(b)	13,798
1,510,734	Government National Mortgage Association, Series 2010-H20, Class AF, 0.512%, 10/20/2060(b)	1,506,419
1,368,517	Government National Mortgage Association, Series 2010-H24, Class FA, 0.532%, 10/20/2060(b)	1,365,659
1,254,813	Government National Mortgage Association, Series 2011-H06, Class FA, 0.632%, 2/20/2061(b)	1,257,152
2,687,416	Government National Mortgage Association, Series 2012-124, Class HT, 7.217%, 7/20/2032(b)	3,067,992
6,549,502	Government National Mortgage Association, Series 2012-H15, Class FA, 0.632%, 5/20/2062(b)	6,570,892

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Collateralized Mortgage Obligations – continued
$1,445,612	Government National Mortgage Association, Series 2012-H18, Class NA, 0.702%, 8/20/2062(b)	$1,453,968
7,514,615	Government National Mortgage Association, Series 2012-H29, Class HF, 0.682%, 10/20/2062(b)	7,540,909
7,127,244	Government National Mortgage Association, Series 2013-H02, Class GF, 0.682%, 12/20/2062(b)	7,152,517
5,281,687	Government National Mortgage Association, Series 2013-H08, Class FA, 0.532%, 3/20/2063(b)	5,262,235
4,297,446	Government National Mortgage Association, Series 2013-H10, Class FA, 0.582%, 3/20/2063(b)	4,295,074
13,552,440	Government National Mortgage Association, Series 2013-H22, Class FT, 0.900%, 4/20/2063(b)	13,753,314
8,031,671	Government National Mortgage Association, Series 2014-H14, Class FA, 0.682%, 7/20/2064(b)	8,008,524
5,551,571	Government National Mortgage Association, Series 2014-H15, Class FA, 0.682%, 7/20/2064(b)	5,569,519
11,303,392	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	11,321,410
3,991,001	Government National Mortgage Association, Series 2015-H11, Class FA, 0.432%, 4/20/2065(b)	3,989,193
497,918	NCUA Guaranteed Notes, Series 2010-A1, Class A, 0.524%, 12/07/2020(b)	498,465
1,603,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.900%, 10/29/2020	1,644,716
1,131,131	NCUA Guaranteed Notes, Series 2010-R1, Class 1A, 0.635%, 10/07/2020(b)	1,136,879
1,656,992	NCUA Guaranteed Notes, Series 2010-R3, Class 1A, 0.744%, 12/08/2020(b)	1,668,978
104,455	NCUA Guaranteed Notes, Series 2010-R3, Class 2A, 0.745%, 12/08/2020(b)	105,182

		130,963,408

	Hybrid ARMs – 17.5%
1,428,592	FHLMC, 2.129%, 6/01/2037(b)	1,510,065
4,098,611	FHLMC, 2.274%, 9/01/2035(b)	4,360,339
3,015,237	FHLMC, 2.345%, 7/01/2033(b)	3,213,240
1,558,593	FHLMC, 2.345%, 4/01/2036(b)	1,654,711
1,906,277	FHLMC, 2.377%, 9/01/2038(b)	2,035,973
401,701	FHLMC, 2.388%, 9/01/2038(b)	429,528
1,186,796	FHLMC, 2.389%, 11/01/2038(b)	1,266,994
7,372,513	FHLMC, 2.399%, 3/01/2037(b)	7,870,689
969,024	FHLMC, 2.400%, 4/01/2037(b)	1,033,136
4,934,839	FHLMC, 2.407%, 2/01/2036(b)	5,264,300
2,526,001	FHLMC, 2.424%, 2/01/2036(b)	2,701,261
2,262,564	FHLMC, 2.477%, 3/01/2036(b)	2,404,934

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – continued
$800,119	FHLMC, 2.478%, 12/01/2034(b)	$855,477
3,169,595	FHLMC, 2.484%, 4/01/2037(b)	3,398,646
748,950	FHLMC, 2.487%, 2/01/2035(b)	805,521
1,837,885	FHLMC, 2.523%, 3/01/2038(b)	1,964,304
761,034	FHLMC, 2.727%, 11/01/2038(b)	809,432
711,196	FHLMC, 2.805%, 3/01/2037(b)	769,851
1,321,425	FHLMC, 3.572%, 9/01/2038(b)	1,393,647
168,434	FHLMC, 5.260%, 12/01/2037(b)	178,130
263,432	FNMA, 1.859%, 2/01/2037(b)	277,304
2,845,214	FNMA, 1.921%, 7/01/2035(b)	2,982,544
5,851,147	FNMA, 2.028%, 9/01/2037(b)	6,276,976
506,754	FNMA, 2.155%, 8/01/2035(b)	539,541
4,526,299	FNMA, 2.155%, 4/01/2037(b)	4,799,512
1,291,317	FNMA, 2.162%, 8/01/2034(b)	1,380,873
4,308,603	FNMA, 2.171%, 7/01/2035(b)	4,590,875
924,430	FNMA, 2.219%, 10/01/2033(b)	985,789
1,576,323	FNMA, 2.274%, 9/01/2036(b)	1,684,840
2,341,240	FNMA, 2.282%, 4/01/2037(b)	2,497,502
3,885,688	FNMA, 2.289%, 11/01/2033(b)	4,139,975
848,262	FNMA, 2.298%, 9/01/2034(b)	903,830
794,195	FNMA, 2.310%, 12/01/2034(b)	846,222
1,556,429	FNMA, 2.310%, 1/01/2036(b)	1,665,177
3,841,225	FNMA, 2.348%, 8/01/2035(b)	4,070,526
8,279,556	FNMA, 2.366%, 10/01/2034(b)	8,843,507
5,914,136	FNMA, 2.368%, 4/01/2034(b)	6,304,574
4,091,769	FNMA, 2.379%, 9/01/2037(b)	4,349,127
2,120,067	FNMA, 2.384%, 6/01/2036(b)	2,269,962
2,726,918	FNMA, 2.412%, 10/01/2033(b)	2,911,375

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Hybrid ARMs – continued
$5,517,704	FNMA, 2.423%, 3/01/2037(b)	$5,947,340
2,039,809	FNMA, 2.429%, 6/01/2033(b)	2,158,539
4,990,632	FNMA, 2.431%, 6/01/2037(b)	5,351,593
1,643,809	FNMA, 2.445%, 2/01/2047(b)	1,763,682
1,794,611	FNMA, 2.448%, 4/01/2034(b)	1,909,769
524,432	FNMA, 2.456%, 4/01/2033(b)	562,163
918,154	FNMA, 2.464%, 2/01/2037(b)	980,971
4,927,425	FNMA, 2.549%, 7/01/2037(b)	5,250,816
459,752	FNMA, 2.558%, 8/01/2033(b)	492,908
610,412	FNMA, 2.666%, 8/01/2036(b)	655,195
1,572,622	FNMA, 2.677%, 5/01/2035(b)	1,692,478
2,813,661	FNMA, 3.174%, 6/01/2035(b)	3,011,298
977,889	FNMA, 4.630%, 8/01/2038(b)	1,043,191

		137,060,152

	Mortgage Related – 20.1%
153,936	FHLMC, 3.000%, 10/01/2026	159,636
1,099,363	FHLMC, 4.000%, with various maturities from 2024 to 2042(c)	1,161,965
891,738	FHLMC, 4.500%, with various maturities from 2025 to 2034(c)	956,050
393,209	FHLMC, 5.500%, 10/01/2023	430,338
35,609	FHLMC, 6.000%, 11/01/2019	37,933
842,622	FHLMC, 6.500%, with various maturities from 2017 to 2034(c)	979,684
6,524	FHLMC, 7.000%, 2/01/2016	6,567
572	FHLMC, 7.500%, 6/01/2026	655
153	FHLMC, 8.000%, 9/01/2015	154
1,727	FHLMC, 10.000%, 7/01/2019	1,885
26,177	FHLMC, 11.500%, 4/01/2020	26,684
202,189	FNMA, 3.000%, 3/01/2042	202,010
3,079,676	FNMA, 5.000%, with various maturities from 2037 to 2038(c)	3,416,187
1,509,127	FNMA, 5.500%, with various maturities from 2018 to 2033(c)	1,681,162

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$2,462,670	FNMA, 6.000%, with various maturities from 2017 to 2022(c)	$2,722,864
350,492	FNMA, 6.500%, with various maturities from 2017 to 2037(c)	399,324
20,659	FNMA, 7.000%, 12/01/2022	20,723
134,445	FNMA, 7.500%, with various maturities from 2015 to 2032(c)	156,846
948	FNMA, 8.000%, with various maturities from 2015 to 2016(c)	954
4,972,988	GNMA, 1.863%, 2/20/2061(b)	5,233,279
3,844,039	GNMA, 2.068%, 2/20/2063(b)	4,066,536
4,706,303	GNMA, 2.343%, 3/20/2063(b)	5,036,582
2,746,285	GNMA, 2.557%, 2/20/2063(b)	2,950,579
4,596,110	GNMA, 4.479%, 2/20/2062	4,961,289
4,679,351	GNMA, 4.521%, 12/20/2061	5,040,021
6,994,137	GNMA, 4.532%, 12/20/2062	7,640,157
18,272,999	GNMA, 4.556%, 12/20/2061	19,668,636
2,372,037	GNMA, 4.560%, 3/20/2062	2,557,165
12,331,289	GNMA, 4.583%, 11/20/2062	13,441,833
1,518,311	GNMA, 4.599%, 4/20/2063	1,665,706
4,345,151	GNMA, 4.604%, 6/20/2062	4,714,363
1,470,137	GNMA, 4.616%, 8/20/2061	1,574,479
1,868,449	GNMA, 4.639%, 3/20/2062	2,020,109
7,932,196	GNMA, 4.659%, 2/20/2062	8,588,340
3,673,037	GNMA, 4.689%, 2/20/2062	3,964,816
1,959,115	GNMA, 4.698%, 7/20/2061	2,094,564
8,204,018	GNMA, 4.700%, with various maturities in 2061(c)	8,783,589
1,796,517	GNMA, 4.717%, 3/20/2061	1,914,212
1,523,741	GNMA, 4.808%, 8/20/2062	1,643,305
816,912	GNMA, 5.167%, 4/20/2061	876,900
21,609	GNMA, 6.000%, 12/15/2031	25,226
101,106	GNMA, 6.500%, 5/15/2031	119,283

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Mortgage Related – continued
$101,539	GNMA, 7.000%, 10/15/2028	$116,972
4,864,580	Government National Mortgage Association, Series 2015-H04, Class FL, 0.652%, 2/20/2065(b)	4,864,074
7,382,648	Government National Mortgage Association, Series 2015-H05, Class FA, 0.482%, 4/20/2061(b)	7,384,176
16,408,393	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065	16,531,160
7,515,673	Government National Mortgage Association, Series 2015-H12, Class FL, 0.412%, 5/20/2065(b)	7,526,135

		157,365,107

	Non-Agency Commercial Mortgage-Backed Securities – 7.0%
1,290,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	1,286,629
1,780,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.783%, 4/10/2049(b)	1,862,188
319,986	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A4, 5.492%, 2/10/2051	337,838
3,700,000	CDGJ Commercial Mortgage Trust Pass Through Certificates, Series 2014-BXCH, 1.586%, 12/15/2027, 144A(b)	3,701,310
3,215,000	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class A, 1.134%, 6/15/2031, 144A(b)	3,208,097
3,040,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.036%, 10/15/2031, 144A(b)(d)	3,040,000
2,981,147	GP Portfolio Trust, Series 2014-GPP, Class A, 1.136%, 2/15/2027, 144A(b)	2,976,523
4,532,695	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	4,765,399
4,163,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	4,418,084
`5,535,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-CBM, Class A, 1.086%, 10/15/2029, 144A(b)	5,500,102
248,913	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB15, Class A4, 5.814%, 6/12/2043(b)	255,685
2,380,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.166%, 7/15/2031, 144A(b)	2,374,959
1,630,236	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.430%, 2/15/2040	1,722,116
1,076,824	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.378%, 8/12/2048	1,122,374
4,535,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.861%, 4/12/2049(b)	4,541,553
849,654	PFP III Ltd., Series 2014-1, Class A, 1.356%, 6/14/2031, 144A(b)	848,663
3,420,000	Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.236%, 4/15/2032, 144A(b)	3,402,483
3,700,000	Starwood Retail Property Trust, Inc., 1.402%, 11/15/2027, 144A(b)	3,674,437
3,833,863	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	3,978,614

Principal Amount	Description	Value (†)

Bonds and Notes – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
$1,440,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	$1,532,511

		54,549,565

	Sovereigns – 0.3%
1,955,000	U.S. Department of Housing and Urban Development, Series 4, 1.880%, 8/01/2019	1,955,919

	Treasuries – 22.9%
19,145,000	U.S. Treasury Note, 0.625%, 5/31/2017	19,142,013
8,375,000	U.S. Treasury Note, 0.750%, 3/31/2018	8,332,472
31,080,000	U.S. Treasury Note, 0.875%, 10/15/2017	31,150,427
30,745,000	U.S. Treasury Note, 0.875%, 1/15/2018	30,754,592
12,805,000	U.S. Treasury Note, 1.000%, 12/15/2017	12,860,023
13,400,000	U.S. Treasury Note, 1.125%, 6/15/2018	13,450,250
23,950,000	U.S. Treasury Note, 1.250%, 1/31/2020	23,628,160
4,860,000	U.S. Treasury Note, 1.500%, 5/31/2020	4,833,421
21,810,000	U.S. Treasury Note, 1.625%, 3/31/2019	22,070,695
2,385,000	U.S. Treasury Note, 1.625%, 8/31/2019	2,404,192
10,050,000	U.S. Treasury Note, 1.625%, 12/31/2019	10,091,617

		178,717,862

	Total Bonds and Notes (Identified Cost $766,002,982)	764,668,584

Short-Term Investments – 1.0%
7,682,656	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $7,682,658 on 7/01/2015 collateralized by $7,735,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $7,840,676 including accrued interest(e) (Identified Cost $7,682,656)	7,682,656

	Total Investments – 98.8% (Identified Cost $773,685,638)(a)	772,351,240
	Other assets less liabilities – 1.2%	9,684,657

	Net Assets – 100.0%	$782,035,897

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized depreciation on investments based on a cost of $773,740,084 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$5,655,470
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(7,044,314)

Net unrealized depreciation	$(1,388,844)

At September 30, 2014, the Fund had a short-term capital loss carryforward of $3,476,934 with no expiration date and a long-term capital loss carryforward of $8,321,892 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(d)	Illiquid security. At June 30, 2015, the value of this security amounted to $3,040,000 or 0.4% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.

(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $40,565,427 or 5.2% of net assets.
ARMs	Adjustable Rate Mortgages
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMIC	Real Estate Mortgage Investment Conduit

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Agency Commercial Mortgage-Backed Securities	$—	$76,460,123	$14,127,080	(a)	$90,587,203
Collateralized Mortgage Obligations	—	130,442,988	520,420	(a)	130,963,408
Non-Agency Commercial Mortgage-Backed Securities	—	51,509,565	3,040,000	(a)	54,549,565
All Other Non-Convertible Bonds*	—	488,568,408	—		488,568,408

Total Bonds and Notes	—	746,981,084	17,687,500		764,668,584

Short-Term Investments	—	7,682,656	—		7,682,656

Total	$—	$754,663,740	$17,687,500		$772,351,240

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
ABS Car Loan	$2,694,542	$—	$—	$—	$—	$—	$—	$(2,694,542)	$—	$—
ABS Home Equity	160,459	—	1,376	1,136	—	(162,971)	—	—	—	—
Agency Commercial Mortgage-Backed Securities	14,488,062	—	—	(360,982)	—	—	—	—	14,127,080	(360,982)
Collateralized Mortgage Obligations	604,116	—	5	(86)	—	(83,615)	—	—	520,420	25
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(3,950)	3,043,950	—	—	—	3,040,000	(3,950)

Total	$17,947,179	$—	$1,381	$(363,882)	$3,043,950	$(246,586)	$—	$(2,694,542)	$17,687,500	$(364,907)

A debt security valued at $2,694,542 was transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2015, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	22.9%
Mortgage Related	20.1
Hybrid ARMs	17.5
Collateralized Mortgage Obligations	16.7
Agency Commercial Mortgage-Backed Securities	11.6
Non-Agency Commercial Mortgage-Backed Securities	7.0
Other Investments, less than 2% each	2.0
Short-Term Investments	1.0

Total Investments	98.8
Other assets less liabilities	1.2

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)

Common Stocks – 96.8% of Net Assets

	Aerospace & Defense – 1.6%
304,142	DigitalGlobe, Inc.(b)	$8,452,106
229,734	Hexcel Corp.	11,426,969

		19,879,075

	Air Freight & Logistics – 1.9%
336,749	Echo Global Logistics, Inc.(b)	10,998,222
282,138	XPO Logistics, Inc.(b)	12,746,995

		23,745,217

	Airlines – 0.5%
103,907	Spirit Airlines, Inc.(b)	6,452,625

	Auto Components – 0.7%
165,369	Gentherm, Inc.(b)	9,080,412

	Banks – 4.3%
324,744	Bank of the Ozarks, Inc.	14,857,038
249,952	Pinnacle Financial Partners, Inc.	13,589,890
347,443	PrivateBancorp, Inc.	13,835,180
681,520	Talmer Bancorp, Inc., Class A	11,415,460

		53,697,568

	Biotechnology – 8.2%
286,242	Acorda Therapeutics, Inc.(b)	9,540,446
454,724	Amicus Therapeutics, Inc.(b)	6,434,345
94,866	Anacor Pharmaceuticals, Inc.(b)	7,345,474
177,029	Chimerix, Inc.(b)	8,178,740
437,073	Emergent Biosolutions, Inc.(b)	14,401,555
394,186	Insys Therapeutics, Inc.(b)	14,159,161
815,868	MiMedx Group, Inc.(b)	9,455,910
154,286	Neurocrine Biosciences, Inc.(b)	7,368,699
51,960	Receptos, Inc.(b)	9,874,998
116,416	TESARO, Inc.(b)	6,844,097
220,059	Zafgen, Inc.(b)	7,620,643

		101,224,068

	Building Products – 3.5%
206,690	Apogee Enterprises, Inc.	10,880,162
173,148	Caesarstone Sdot-Yam Ltd.	11,867,564
449,118	NCI Building Systems, Inc.(b)	6,768,208
272,631	Trex Co., Inc.(b)	13,476,150

		42,992,084

	Capital Markets – 2.1%
246,985	Artisan Partners Asset Management, Inc.	11,474,923
342,365	HFF, Inc., Class A	14,286,892

		25,761,815

	Commercial Services & Supplies – 1.0%
368,838	Healthcare Services Group, Inc.	12,190,096

Shares	Description	Value (†)

Common Stocks – continued

	Communications Equipment – 0.6%
304,808	Ciena Corp.(b)	$7,217,853

	Consumer Finance – 0.9%
253,680	Encore Capital Group, Inc.(b)	10,842,283

	Distributors – 1.1%
186,570	Pool Corp.	13,093,483

	Diversified Consumer Services – 3.1%
230,714	2U, Inc.(b)	7,426,683
255,156	Bright Horizons Family Solutions, Inc.(b)	14,748,017
648,127	Nord Anglia Education, Inc.(b)	15,892,074

		38,066,774

	Diversified Financial Services – 1.2%
158,773	MarketAxess Holdings, Inc.	14,729,371

	Electronic Equipment, Instruments & Components – 1.9%
139,167	FEI Co.	11,541,119
138,124	IPG Photonics Corp.(b)	11,764,712

		23,305,831

	Energy Equipment & Services – 0.8%
137,859	Dril-Quip, Inc.(b)	10,373,890

	Food Products – 0.8%
508,551	Freshpet, Inc.(b)	9,459,049

	Health Care Equipment & Supplies – 3.6%
374,795	Cynosure, Inc., Class A(b)	14,459,591
268,089	Inogen, Inc.(b)	11,956,770
229,304	LDR Holding Corp.(b)	9,917,398
353,153	Quidel Corp.(b)	8,104,861

		44,438,620

	Health Care Providers & Services – 6.4%
264,269	Acadia Healthcare Co., Inc.(b)	20,700,191
76,427	Adeptus Health, Inc., Class A(b)	7,259,801
249,775	Amsurg Corp.(b)	17,471,761
151,130	ExamWorks Group, Inc.(b)	5,909,183
195,372	Magellan Health, Inc.(b)	13,689,716
220,456	Team Health Holdings, Inc.(b)	14,402,390

		79,433,042

	Health Care Technology – 1.1%
246,827	Medidata Solutions, Inc.(b)	13,407,643

	Hotels, Restaurants & Leisure – 6.4%
275,787	Dave & Buster’s Entertainment, Inc.(b)	9,953,153
337,335	Diamond Resorts International, Inc.(b)	10,642,919
530,888	Krispy Kreme Doughnuts, Inc.(b)	10,224,903
206,425	Popeyes Louisiana Kitchen, Inc.(b)	12,383,436
246,561	Texas Roadhouse, Inc.	9,228,778
146,264	Vail Resorts, Inc.	15,972,029

Shares	Description	Value (†)

Common Stocks – continued

	Hotels, Restaurants & Leisure – continued
259,456	Zoe’s Kitchen, Inc.(b)	$10,622,128

		79,027,346

	Internet & Catalog Retail – 0.8%
265,143	Wayfair, Inc., Class A(b)	9,979,983

	Internet Software & Services – 7.3%
280,351	comScore, Inc.(b)	14,931,494
307,751	Criteo S.A., Sponsored ADR(b)	14,670,490
136,215	Dealertrack Technologies, Inc.(b)	8,552,940
203,368	Demandware, Inc.(b)	14,455,398
547,996	Endurance International Group Holdings, Inc.(b)	11,321,597
210,925	Envestnet, Inc.(b)	8,527,698
340,644	Q2 Holdings, Inc.(b)	9,623,193
352,948	Wix.com Ltd.(b)	8,336,632

		90,419,442

	IT Services – 3.4%
272,277	Cardtronics, Inc.(b)	10,087,863
127,952	EPAM Systems, Inc.(b)	9,114,021
236,869	Euronet Worldwide, Inc.(b)	14,614,817
318,817	InterXion Holding NV(b)	8,815,290

		42,631,991

	Life Sciences Tools & Services – 1.7%
240,874	Cambrex Corp.(b)	10,584,004
250,079	INC Research Holdings, Inc., Class A(b)	10,033,169

		20,617,173

	Machinery – 2.7%
116,945	Middleby Corp. (The)(b)	13,124,738
176,709	Proto Labs, Inc.(b)	11,924,323
112,445	RBC Bearings, Inc.(b)	8,069,053

		33,118,114

	Media – 0.9%
281,861	IMAX Corp.(b)	11,350,542

	Oil, Gas & Consumable Fuels – 1.7%
140,374	Diamondback Energy, Inc.(b)	10,581,392
188,423	PDC Energy, Inc.(b)	10,107,010

		20,688,402

	Pharmaceuticals – 2.3%
258,358	Impax Laboratories, Inc.(b)	11,863,799
191,898	Tetraphase Pharmaceuticals, Inc.(b)	9,103,641
149,838	ZS Pharma, Inc.(b)	7,850,013

		28,817,453

	Professional Services – 2.3%
187,033	CEB, Inc.	16,283,093
166,185	Huron Consulting Group, Inc.(b)	11,647,907

		27,931,000

Shares	Description	Value (†)

Common Stocks – continued

	Road & Rail – 0.8%
135,146	Genesee & Wyoming, Inc., Class A(b)	$10,295,422

	Semiconductors & Semiconductor Equipment – 5.6%
189,217	Cavium, Inc.(b)	13,020,022
384,722	Inphi Corp.(b)	8,794,745
703,394	Intersil Corp.	8,799,459
319,797	MKS Instruments, Inc.	12,133,098
264,600	Monolithic Power Systems, Inc.	13,417,866
241,039	Silicon Laboratories, Inc.(b)	13,018,516

		69,183,706

	Software – 7.3%
168,039	Ellie Mae, Inc.(b)	11,727,442
325,157	FleetMatics Group PLC(b)	15,227,102
348,785	Guidewire Software, Inc.(b)	18,461,190
195,041	Imperva, Inc.(b)	13,204,276
255,996	Proofpoint, Inc.(b)	16,299,265
94,311	Ultimate Software Group, Inc. (The)(b)	15,499,070

		90,418,345

	Specialty Retail – 4.7%
180,349	Asbury Automotive Group, Inc.(b)	16,343,226
324,612	Boot Barn Holdings, Inc.(b)	10,387,584
128,064	Mattress Firm Holding Corp.(b)	7,805,501
204,010	Monro Muffler Brake, Inc.	12,681,262
115,357	Restoration Hardware Holdings, Inc.(b)	11,262,304

		58,479,877

	Textiles, Apparel & Luxury Goods – 2.6%
156,589	Columbia Sportswear Co.	9,467,371
142,029	Oxford Industries, Inc.	12,420,436
228,374	Steven Madden Ltd.(b)	9,769,840

		31,657,647

	Thrifts & Mortgage Finance – 1.0%
438,860	Essent Group Ltd.(b)	12,002,821

	Total Common Stocks (Identified Cost $916,218,200)	1,196,010,063

Principal Amount	Description	Value (†)

Short-Term Investments – 3.2%
$40,079,151	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $40,079,162 on 7/01/2015 collateralized by $41,505,000 U.S. Treasury Note, 1.750% due 3/31/2022 valued at $40,882,425 including accrued interest(c) (Identified Cost $40,079,151)	40,079,151

	Total Investments – 100.0% (Identified Cost $956,297,351)(a)	$1,236,089,214
	Other assets less liabilities – (0.0)%	(490,433)

	Net Assets – 100.0%	$1,235,598,781

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $956,297,351 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$290,534,065
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(10,742,202)

Net unrealized appreciation	$279,791,863

At September 30, 2014, late-year ordinary and post-October capital loss deferrals were $5,935,433. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,196,010,063	$—	$—	$1,196,010,063
Short-Term Investments	—	40,079,151	—	40,079,151

Total	$1,196,010,063	$40,079,151	$—	$1,236,089,214

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2015 (Unaudited)

Biotechnology	8.2%
Internet Software & Services	7.3
Software	7.3
Health Care Providers & Services	6.4
Hotels, Restaurants & Leisure	6.4
Semiconductors & Semiconductor Equipment	5.6
Specialty Retail	4.7
Banks	4.3
Health Care Equipment & Supplies	3.6
Building Products	3.5
IT Services	3.4
Diversified Consumer Services	3.1
Machinery	2.7
Textiles, Apparel & Luxury Goods	2.6
Pharmaceuticals	2.3
Professional Services	2.3
Capital Markets	2.1
Other Investments, less than 2% each	21.0
Short-Term Investments	3.2

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Small/Mid Cap Growth Fund

Principal Amount	Description	Value (†)

Short-Term Investments – 100.0%
$10,000,000	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.010% to be repurchased at $10,000,003 on 7/01/2015 collateralized by $9,740,000 U.S. Treasury Note, 2.625% due 11/15/2020 valued at $10,202,650 including accrued interest(b) (Identified Cost $10,000,000)	$10,000,000

	Total Investments – 100.0% (Identified Cost $10,000,000)(a)	10,000,000
	Other assets less liabilities – 0.0%	3

	Net Assets – 100.0%	$10,000,003

(†)	Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.
(a)	The aggregate cost for federal income tax purposes was $10,000,000.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments	$—	$10,000,000	$—	$10,000,000

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – 72.8% of Net Assets

Non-Convertible Bonds – 66.1%

	ABS Car Loan – 0.0%
$4,093,750	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class B, 5.110%, 3/20/2017, 144A	$4,170,622

	ABS Home Equity – 0.0%
2,568,485	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR4, Class 2A2, 2.632%, 4/25/2035(b)	2,615,079

	ABS Other – 0.4%
22,750,119	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(c)(d)	22,750,119
8,271,488	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(c)(d)	8,271,488
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(c)(d)(g)	31,294,200
12,725,359	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A	12,600,650

		74,916,457

	Aerospace & Defense – 0.7%
620,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	486,469
11,800,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,092,000
2,425,000	Ducommun, Inc., 9.750%, 7/15/2018	2,555,465
16,246,000	KLX, Inc., 5.875%, 12/01/2022, 144A	16,406,673
8,236,000	Meccanica Holdings USA, Inc., 6.250%, 7/15/2019, 144A	8,812,520
22,548,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	21,646,080
20,755,000	Meccanica Holdings USA, Inc., 7.375%, 7/15/2039, 144A	22,311,625
5,310,000	Textron Financial Corp., (fixed rate to 2/15/2017, variable rate thereafter), 6.000%, 2/15/2067, 144A	4,407,300
24,513,000	TransDigm, Inc., 6.500%, 7/15/2024	24,206,588
17,765,000	TransDigm, Inc., 6.500%, 5/15/2025, 144A	17,587,350

		129,512,070

	Airlines – 3.0%
13,620,000	Air Canada, 7.625%, 10/01/2019, 144A, (CAD)	11,695,316
4,614,033	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	4,798,595
2,285,000	Allegiant Travel Co., 5.500%, 7/15/2019	2,302,138
179,895,000	American Airlines Group, Inc., 5.500%, 10/01/2019, 144A	181,244,213

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$13,486,925	American Airlines Pass Through Trust, Series 2013-1, Class A, 4.000%, 1/15/2027	$13,575,669
4,933,692	American Airlines Pass Through Trust, Series 2013-1, Class B, 5.625%, 1/15/2021, 144A	5,106,372
10,425,000	American Airlines Pass Through Trust, Series 2013-2, Class C, 6.000%, 1/15/2017, 144A	10,785,497
2,823,638	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,924,979
21,015,000	Continental Airlines Pass Through Certificates, Series 2012-3, Class C, 6.125%, 4/29/2018	21,908,138
283,816	Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.900%, 7/02/2018	294,090
954,674	Continental Airlines Pass Through Trust, Series 1999-1, Class B, 6.795%, 2/02/2020	1,009,568
529,569	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	542,808
801,871	Continental Airlines Pass Through Trust, Series 2000-1, Class A-1, 8.048%, 5/01/2022	909,081
1,132,729	Continental Airlines Pass Through Trust, Series 2000-2, Class A-1, 7.707%, 10/02/2022	1,243,850
1,128,292	Continental Airlines Pass Through Trust, Series 2000-2, Class B, 8.307%, 10/02/2019	1,203,324
1,811,595	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022	1,924,820
1,063,631	Continental Airlines Pass Through Trust, Series 2001-1, Class B, 7.373%, 6/15/2017	1,083,521
9,633,400	Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.983%, 10/19/2023	10,741,240
17,509,643	Continental Airlines Pass Through Trust, Series 2007-1, Class B, 6.903%, 10/19/2023	18,603,996
14,294,792	Continental Airlines Pass Through Trust, Series 2009-1, 9.000%, 1/08/2018	15,259,690
13,031,294	Continental Airlines Pass Through Trust, Series 2009-2, Class A, 7.250%, 5/10/2021	15,083,723
3,173,232	Continental Airlines Pass Through Trust, Series 2012-1, Class B, 6.250%, 10/11/2021	3,347,760
1,096,484	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	1,258,216
5,048,305	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	5,792,930
814,665	Northwest Airlines, Inc., Series 2002-1, Class G2, (MBIA insured), 6.264%, 5/20/2023	852,303
14,777,529	UAL Pass Through Trust, Series 2007-1, Class A, 6.636%, 1/02/2024	15,848,900
351,439	UAL Pass Through Trust, Series 2009-1, 10.400%, 5/01/2018	383,069
9,585,000	United Airlines Pass Through Trust, Series 2014-1, Class B, 4.750%, 10/11/2023	9,738,168
10,375,000	United Airlines Pass Through Trust, Series 2014-2, Class B, 4.625%, 3/03/2024	10,582,500
9,905,714	US Airways Pass Through Trust, Series 2010-1B, Class B, 8.500%, 10/22/2018	10,586,632
40,645,067	US Airways Pass Through Trust, Series 2011-1B, Class B, 9.750%, 4/22/2020	46,843,440

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Airlines – continued
$12,151,440	US Airways Pass Through Trust, Series 2012-1A, Class A, 5.900%, 4/01/2026	$13,731,127
6,295,953	US Airways Pass Through Trust, Series 2012-1B, Class B, 8.000%, 4/01/2021	7,114,426
2,400,341	US Airways Pass Through Trust, Series 2012-1C, Class C, 9.125%, 10/01/2015	2,442,347
6,961,722	US Airways Pass Through Trust, Series 2013-1, Class B, 5.375%, 5/15/2023	7,135,765
48,950,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	50,296,125
5,315,572	Virgin Australia Pass Through Trust, Series 2013-1B, 6.000%, 4/23/2022, 144A	5,479,025
8,594,870	Virgin Australia Pass Through Trust, Series 2013-1C, 7.125%, 10/23/2018, 144A	8,716,745

		522,390,106

	Automotive – 1.1%
19,011,000	Ford Motor Co., 6.375%, 2/01/2029	22,427,543
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,397,217
74,829,000	Ford Motor Co., 6.625%, 10/01/2028	91,126,607
2,365,000	Ford Motor Co., 7.125%, 11/15/2025	2,889,394
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,676,146
29,265,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	30,374,143
6,000,000	Goodyear Tire & Rubber Co. (The), 7.000%, 5/15/2022	6,523,500
4,977,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	5,275,620
25,345,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	25,281,637

		186,971,807

	Banking – 7.6%
1,175,000	AgriBank FCB, 9.125%, 7/15/2019, 144A	1,460,755
2,000,000	Ally Financial, Inc., 5.125%, 9/30/2024	2,005,000
28,582,000	Ally Financial, Inc., 8.000%, 12/31/2018	31,904,657
29,332,000	Ally Financial, Inc., 8.000%, 11/01/2031	35,125,070
20,565,000	Associates Corp. of North America, 6.950%, 11/01/2018	23,659,703
63,900,000	Banco Santander Brasil S.A., 8.000%, 3/18/2016, 144A, (BRL)	19,360,522
3,450,000	Bank of America Corp., EMTN, 4.625%, 9/14/2018, (EUR)	4,260,435
7,045,000	Bank of America Corp., MTN, 3.300%, 1/11/2023	6,938,177

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$265,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	$259,595
1,500,000	Bank of America Corp., Series K, (fixed rate to 1/30/2018, variable rate thereafter), 8.000%(e)	1,582,500
10,000,000	Bank of Nova Scotia, 2.462%, 3/14/2019, (CAD)	8,274,700
39,890,000,000	Barclays Bank PLC, EMTN, 3.680%, 8/20/2015, (KRW)	35,857,908
57,792,000,000	Barclays Financial LLC, EMTN, 3.500%, 11/29/2016, (KRW)	53,094,344
1,600,000	BNP Paribas S.A., (fixed rate to 4/13/2017, variable rate thereafter), 5.019%, (EUR)(e)	1,862,334
36,445,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	25,640,477
4,000,000	Citigroup, Inc., 5.365%, 3/06/2036, (CAD)(c)(d)	3,370,376
22,091,000	Citigroup, Inc., 6.250%, 6/29/2017, (NZD)	15,686,773
3,350,000	Citigroup, Inc., EMTN, 1.257%, 11/30/2017, (EUR)(b)	3,725,036
3,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.700%, 3/19/2018	3,007,410
14,330,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/08/2022	14,907,599
3,450,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/2022	3,449,538
25,000,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	21,099,680
400,000	Goldman Sachs Group, Inc. (The), 6.450%, 5/01/2036	451,364
34,060,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	39,950,609
32,705,000	HBOS PLC, 6.000%, 11/01/2033, 144A	35,235,647
50,604,000	HBOS PLC, GMTN, 6.750%, 5/21/2018, 144A	56,107,337
9,090,000	ICICI Bank Ltd., (fixed rate to 4/30/2017, variable rate thereafter), 6.375%, 4/30/2022, 144A	9,343,702
82,585,000	Intesa Sanpaolo SpA, 3.875%, 1/15/2019	84,966,091
40,305,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	39,158,081
45,620,000	JPMorgan Chase & Co., 4.250%, 11/02/2018, (NZD)	31,172,684
227,000,000,000	JPMorgan Chase Bank NA, 7.700%, 6/01/2016, 144A, (IDR)	16,588,494
27,555,000	Lloyds Bank PLC, MTN, 6.500%, 9/14/2020, 144A	31,760,031
18,500,000	Lloyds Banking Group PLC, (fixed rate to 10/01/2015, variable rate thereafter), 5.920%, 144A(e)	18,407,500
6,700,000	Merrill Lynch & Co., Inc., 6.110%, 1/29/2037	7,509,481
800,000	Merrill Lynch & Co., Inc., Series C, MTN, 6.050%, 6/01/2034	913,568

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Banking – continued
$36,195,000	Morgan Stanley, 4.350%, 9/08/2026	$35,466,757
35,325,000	Morgan Stanley, 4.750%, 11/16/2018, (AUD)	28,160,203
10,540,000	Morgan Stanley, 4.875%, 11/01/2022	11,211,482
185,000,000	Morgan Stanley, 5.000%, 9/30/2021, (AUD)	148,392,583
74,310,000	Morgan Stanley, 7.600%, 8/08/2017, (NZD)	53,815,642
100,265,000	Morgan Stanley, 8.000%, 5/09/2017, (AUD)	83,880,340
950,000	Morgan Stanley, EMTN, 5.750%, 2/14/2017, (GBP)	1,593,772
79,700,000	Morgan Stanley, GMTN, 7.625%, 3/03/2016, (AUD)	63,377,725
46,735,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	46,822,348
10,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	11,987,860
53,095,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	43,642,475
1,905,000	RBS Capital Trust C, (fixed rate to 1/12/2016, variable rate thereafter), 4.243%, (EUR)(e)	2,114,869
4,050,000	RBS Capital Trust II, (fixed rate to 1/03/2034, variable rate thereafter), 6.425%(e)	4,511,700
930,000	Royal Bank of Scotland Group PLC, 5.250%, (EUR)(e)	1,031,626
15,100,000	Royal Bank of Scotland Group PLC, 5.500%, (EUR)(e)	16,792,143
24,985,000	Royal Bank of Scotland Group PLC, 6.000%, 12/19/2023	26,457,416
17,700,000	Royal Bank of Scotland Group PLC, 6.125%, 12/15/2022	19,059,041
9,990,000	Royal Bank of Scotland Group PLC, (fixed rate to 9/30/2017, variable rate thereafter), 7.640%(e)	10,674,315
850,000	Royal Bank of Scotland PLC (The), EMTN, 4.350%, 1/23/2017, (EUR)	984,357
7,750,000	Royal Bank of Scotland PLC (The), EMTN, 6.934%, 4/09/2018, (EUR)	9,677,767
2,150,000	Royal Bank of Scotland PLC (The), EMTN, (fixed rate to 9/22/2016, variable rate thereafter), 4.625%, 9/22/2021, (EUR)	2,451,375
700,000	Santander Central Hispano Issuances Ltd., 7.250%, 11/01/2015	711,607
1,800,000	Santander Issuances SAU, 5.911%, 6/20/2016, 144A	1,868,161
18,054,000	Societe Generale S.A., (fixed rate to 4/05/2017, variable rate thereafter), 5.922%, 144A(e)	18,482,782

		1,331,265,524

	Brokerage – 0.9%
5,000,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.875%, 4/15/2022, 144A	4,875,000

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Brokerage – continued
$22,540,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.500%, 4/15/2021, 144A	$22,508,444
43,025,000	Jefferies Group LLC, 5.125%, 1/20/2023	44,417,719
20,010,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,841,976
15,215,000	Jefferies Group LLC, 6.450%, 6/08/2027	16,519,428
39,040,000	Jefferies Group LLC, 6.875%, 4/15/2021	44,685,769

		152,848,336

	Building Materials – 0.6%
19,945,000	Atrium Windows & Doors, Inc., 7.750%, 5/01/2019, 144A	16,155,450
6,995,000	Masco Corp., 6.500%, 8/15/2032	7,379,725
5,510,000	Masco Corp., 7.125%, 3/15/2020	6,391,600
2,630,000	Masco Corp., 7.750%, 8/01/2029	3,037,650
2,000,000	NCI Building Systems, Inc., 8.250%, 1/15/2023, 144A	2,130,000
32,100,000	Odebrecht Finance Ltd., 8.250%, 4/25/2018, 144A, (BRL)	7,485,285
35,980,000	Owens Corning, 7.000%, 12/01/2036	41,106,718
14,155,000	USG Corp., 9.750%, 1/15/2018	16,101,313

		99,787,741

	Cable Satellite – 1.1%
850,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023, 144A	826,625
975,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025, 144A	949,406
3,315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.750%, 1/15/2024	3,331,575
4,360,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027, 144A	4,256,450
17,679,000	DISH DBS Corp., 5.875%, 11/15/2024	16,982,889
11,620,000	Intelsat Jackson Holdings S.A., 5.500%, 8/01/2023	10,289,510
3,995,000	Intelsat Luxembourg S.A., 6.750%, 6/01/2018	3,780,269
28,785,000	Intelsat Luxembourg S.A., 7.750%, 6/01/2021	24,035,475
16,000,000	Intelsat Luxembourg S.A., 8.125%, 6/01/2023	13,280,000
25,270,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	23,002,984
4,835,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	3,943,919

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Cable Satellite – continued
$135,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	$130,698
44,800,000	UPC Holding BV, 6.375%, 9/15/2022, 144A, (EUR)	53,566,292
11,275,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	9,219,050
7,000,000	Virgin Media Finance PLC, 6.000%, 10/15/2024, 144A	7,105,000
20,300,000	VTR Finance BV, 6.875%, 1/15/2024, 144A	20,743,555

		195,443,697

	Chemicals – 2.2%
19,810,000	Aruba Investments, Inc., 8.750%, 2/15/2023, 144A	20,206,200
99,610,000	Chemours Co. (The), 6.625%, 5/15/2023, 144A	96,497,187
18,370,000	Chemours Co. (The), 7.000%, 5/15/2025, 144A	17,818,900
85,854,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	87,141,810
20,000,000	Eco Services Operations LLC/Eco Finance Corp., 8.500%, 11/01/2022, 144A	20,100,000
20,070,000	Hercules, Inc., 6.500%, 6/30/2029	18,263,700
26,164,000	Hexion, Inc., 7.875%, 2/15/2023(c)(d)	16,679,550
6,010,000	Hexion, Inc., 8.875%, 2/01/2018	5,424,025
16,660,000	Hexion, Inc., 9.000%, 11/15/2020	11,995,200
8,757,000	Hexion, Inc., 9.200%, 3/15/2021(c)(d)	6,326,933
90,205,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	88,851,925
885,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	818,625

		390,124,055

	Construction Machinery – 0.1%
1,425,000	Joy Global, Inc., 6.625%, 11/15/2036	1,690,405
5,105,000	United Rentals North America, Inc., 5.750%, 11/15/2024	5,028,425
11,655,000	United Rentals North America, Inc., 7.625%, 4/15/2022	12,616,537

		19,335,367

	Consumer Cyclical Services – 0.0%
670,000	ServiceMaster Co. LLC (The), 7.100%, 3/01/2018	703,500
5,500,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	5,555,000

		6,258,500

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Consumer Products – 0.2%
$11,545,000	Avon Products, Inc., 7.700%, 3/15/2043	$9,438,037
33,945,000	Newell Rubbermaid, Inc., 4.000%, 12/01/2024	34,383,298

		43,821,335

	Electric – 2.2%
5,093,000	AES Corp. (The), 4.875%, 5/15/2023	4,787,420
23,940,000	AES Corp. (The), 5.500%, 3/15/2024	23,042,250
10,185,000	AES Corp. (The), 5.500%, 4/15/2025	9,701,212
40,736,120	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	47,351,706
53,605,030	Bruce Mansfield Unit Pass Through Trust, 6.850%, 6/01/2034	54,755,393
1,680,384	CE Generation LLC, 7.416%, 12/15/2018	1,621,571
38,368,000	DPL, Inc., 6.750%, 10/01/2019, 144A	40,766,000
9,300,000	Dynegy, Inc., 7.375%, 11/01/2022, 144A	9,741,750
56,530,000	Dynegy, Inc., 7.625%, 11/01/2024, 144A	59,780,475
53,785,000	EDP Finance BV, 4.125%, 1/15/2020, 144A	54,307,037
42,200,000	EDP Finance BV, 4.900%, 10/01/2019, 144A	43,942,185
14,800,000	EDP Finance BV, 6.000%, 2/02/2018, 144A	15,850,830
3,570,000	Endesa S.A., 7.875%, 2/01/2027	4,643,624
13,642,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	15,148,431
1,435,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	1,730,050
2,732,000	Enel Finance International NV, EMTN, 5.750%, 9/14/2040, (GBP)	4,805,198
555,000	Enersis S.A., 7.400%, 12/01/2016	595,906
570,999	Red Oak Power LLC, Series A, 8.540%, 11/30/2019	608,114

		393,179,152

	Finance Companies – 5.3%
19,005,000	Aviation Capital Group Corp., 6.750%, 4/06/2021, 144A	21,706,846
57,000,000	General Electric Capital Corp., GMTN, 4.250%, 1/17/2018, (NZD)	39,309,964
79,035,000	General Electric Capital Corp., Series A, EMTN, 6.750%, 9/26/2016, (NZD)	55,630,177
25,320,000	General Electric Capital Corp., Series A, GMTN, 5.500%, 2/01/2017, (NZD)	17,671,863

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Finance Companies – continued
215,797,000		General Electric Capital Corp., Series A, MTN, 6.500%, 9/28/2015, (NZD)	$147,167,819
325,000		International Lease Finance Corp., 3.875%, 4/15/2018	326,625
1,435,000		International Lease Finance Corp., 4.625%, 4/15/2021	1,449,350
2,085,000		International Lease Finance Corp., 5.875%, 4/01/2019	2,223,027
24,940,000		International Lease Finance Corp., 5.875%, 8/15/2022	26,935,200
950,000		International Lease Finance Corp., 6.250%, 5/15/2019	1,027,188
20,610,000		International Lease Finance Corp., 7.125%, 9/01/2018, 144A	22,980,150
10,245,000		International Lease Finance Corp., 8.250%, 12/15/2020	12,165,938
11,995,000		iStar Financial, Inc., 4.875%, 7/01/2018	11,800,081
14,060,000		iStar Financial, Inc., 5.000%, 7/01/2019	13,866,675
23,175,000		iStar Financial, Inc., 5.850%, 3/15/2017	23,783,344
19,240,000		iStar Financial, Inc., 7.125%, 2/15/2018	20,032,688
19,915,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.375%, 10/01/2017	20,761,387
1,875,000		Navient Corp., 5.875%, 10/25/2024	1,762,500
19,155,000		Navient Corp., MTN, 6.125%, 3/25/2024	18,340,913
23,020,000		Navient LLC, 4.875%, 6/17/2019	22,789,800
22,945,000		Navient LLC, 5.500%, 1/25/2023	21,797,750
109,950	(††)	Navient LLC, 6.000%, 12/15/2043	2,371,255
7,515,000		Navient LLC, MTN, 4.625%, 9/25/2017	7,637,119
7,780,000		Navient LLC, MTN, 5.500%, 1/15/2019	7,932,644
17,600,000		Navient LLC, MTN, 7.250%, 1/25/2022	18,568,000
2,160,000		Navient LLC, MTN, 8.000%, 3/25/2020	2,408,400
14,465,000		Navient LLC, Series A, MTN, 5.000%, 6/15/2018	14,410,756
50,910,000		Navient LLC, Series A, MTN, 5.625%, 8/01/2033	41,237,100
49,850,000		Navient LLC, Series A, MTN, 8.450%, 6/15/2018	55,398,305
55,730,000		Springleaf Finance Corp., 5.250%, 12/15/2019	54,963,712
137,545,000		Springleaf Finance Corp., 7.750%, 10/01/2021	149,236,325

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Finance Companies – continued
$55,015,000	Springleaf Finance Corp., 8.250%, 10/01/2023	$62,029,412
10,120,000	Springleaf Finance Corp., MTN, 5.750%, 9/15/2016	10,461,550
800,000	Springleaf Finance Corp., Series J, MTN, 6.500%, 9/15/2017	839,000

		931,022,863

	Food & Beverage – 0.2%
25,280,000	DS Services of America, Inc., 10.000%, 9/01/2021, 144A	29,577,600
4,880,000	Shearer’s Foods LLC/Chip Finance Corp., 9.000%, 11/01/2019, 144A	5,246,000

		34,823,600

	Government Owned - No Guarantee – 0.2%
22,160,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	21,827,600
26,120,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	20,188,148

		42,015,748

	Government Sponsored – 0.0%
1,000,000	EDP Finance BV, EMTN, 2.250%, 2/11/2021, (CHF)	1,101,770

	Healthcare – 3.4%
2,160,000	BioScrip, Inc., 8.875%, 2/15/2021	1,836,000
2,795,000	HCA Holdings, Inc., 6.250%, 2/15/2021	3,011,612
186,520,000	HCA, Inc., 5.250%, 4/15/2025	193,980,800
9,960,000	HCA, Inc., 5.875%, 3/15/2022	10,831,500
108,560,000	HCA, Inc., 5.875%, 5/01/2023	115,345,000
14,620,000	HCA, Inc., 7.050%, 12/01/2027	15,277,900
20,447,000	HCA, Inc., 7.500%, 12/15/2023	22,491,700
24,215,000	HCA, Inc., 7.500%, 11/06/2033	26,273,275
46,148,000	HCA, Inc., 7.690%, 6/15/2025	52,377,980
32,745,000	HCA, Inc., 8.360%, 4/15/2024	38,639,100
15,815,000	HCA, Inc., MTN, 7.580%, 9/15/2025	17,475,575
9,492,000	HCA, Inc., MTN, 7.750%, 7/15/2036	10,108,980
955,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	933,513
1,495,000	Tenet Healthcare Corp., 4.500%, 4/01/2021	1,480,050

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Healthcare – continued
$29,130,000	Tenet Healthcare Corp., 5.000%, 3/01/2019, 144A	$29,130,000
32,559,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	30,117,075
25,530,000	THC Escrow Corp. II, 6.750%, 6/15/2023, 144A	26,040,600

		595,350,660

	Home Construction – 0.8%
3,075,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	2,982,750
13,360,000	K. Hovnanian Enterprises, Inc., 5.000%, 11/01/2021	11,389,400
29,735,000	K. Hovnanian Enterprises, Inc., 8.000%, 11/01/2019, 144A	27,504,875
3,620,000	KB Home, 4.750%, 5/15/2019	3,592,850
11,315,000	KB Home, 7.250%, 6/15/2018	12,276,775
5,865,000	Lennar Corp., 4.500%, 6/15/2019	5,982,300
47,260,000	Pulte Group, Inc., 6.000%, 2/15/2035	45,960,350
13,190,000	Pulte Group, Inc., 6.375%, 5/15/2033	13,354,875
10,305,000	TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	10,098,900
195,000	TRI Pointe Holdings, Inc., 5.875%, 6/15/2024	191,100

		133,334,175

	Independent Energy – 2.0%
7,550,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,078,125
6,930,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	6,427,575
15,000,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	14,062,500
1,705,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021	1,615,488
4,945,000	California Resources Corp., 5.000%, 1/15/2020	4,351,600
81,805,000	California Resources Corp., 5.500%, 9/15/2021	71,186,711
11,240,000	California Resources Corp., 6.000%, 11/15/2024	9,666,400
1,310,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,136,425
55,000	Chesapeake Energy Corp., 6.875%, 11/15/2020	53,625
7,190,000	Continental Resources, Inc., 3.800%, 6/01/2024	6,563,025
540,000	Continental Resources, Inc., 4.500%, 4/15/2023	520,673

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Independent Energy – continued
$19,290,000	Eclipse Resources Corp., 8.875%, 7/15/2023, 144A	$18,683,329
2,990,000	Halcon Resources Corp., 9.250%, 2/15/2022	1,936,025
9,700,000	Halcon Resources Corp., 9.750%, 7/15/2020	6,523,250
1,940,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,915,750
1,545,000	Oasis Petroleum, Inc., 7.250%, 2/01/2019	1,583,625
7,170,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,340,287
3,000,000	QEP Resources, Inc., 5.250%, 5/01/2023	2,872,500
12,635,000	QEP Resources, Inc., 6.875%, 3/01/2021	13,108,812
14,844,000	Rex Energy Corp., 6.250%, 8/01/2022	11,726,760
2,343,000	Rex Energy Corp., 8.875%, 12/01/2020	2,108,700
6,250,000	Rice Energy, Inc., 6.250%, 5/01/2022	6,203,125
18,510,000	RKI Exploration & Production LLC/RKI Finance Corp., 8.500%, 8/01/2021, 144A	18,324,900
1,975,000	Rosetta Resources, Inc., 5.625%, 5/01/2021	2,098,438
9,210,000	RSP Permian, Inc., 6.625%, 10/01/2022, 144A	9,417,225
17,508,000	Sanchez Energy Corp., 6.125%, 1/15/2023	15,669,660
9,520,000	Sanchez Energy Corp., 7.750%, 6/15/2021	9,472,400
765,000	SandRidge Energy, Inc., 7.500%, 2/15/2023	323,366
8,241,000	SM Energy Co., 5.000%, 1/15/2024	7,808,347
22,844,000	SM Energy Co., 6.125%, 11/15/2022, 144A	23,476,779
801,000	SM Energy Co., 6.500%, 11/15/2021	835,043
2,522,000	SM Energy Co., 6.500%, 1/01/2023	2,585,050
6,283,000	Ultra Petroleum Corp., 5.750%, 12/15/2018, 144A	6,031,680
45,515,000	Ultra Petroleum Corp., 6.125%, 10/01/2024, 144A	39,939,412
10,845,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	10,628,100

		343,274,710

	Industrial Other – 0.2%
7,875,000	AECOM Technology Corp., 5.750%, 10/15/2022, 144A	7,973,438
8,215,000	AECOM Technology Corp., 5.875%, 10/15/2024, 144A	8,327,956

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Industrial Other – continued
$11,370,000	Permian Holdings, Inc., 10.500%, 1/15/2018, 144A	$7,276,800
6,880,000	Transfield Services Ltd., 8.375%, 5/15/2020, 144A	7,327,200

		30,905,394

	Integrated Energy – 0.0%
5,385,000	Pacific Rubiales Energy Corp., 5.125%, 3/28/2023, 144A	3,850,275
3,125,000	Pacific Rubiales Energy Corp., 5.625%, 1/19/2025, 144A	2,265,625

		6,115,900

	Life Insurance – 1.0%
11,135,000	American International Group, Inc., 4.125%, 2/15/2024	11,554,500
4,190,000	American International Group, Inc., 4.875%, 6/01/2022	4,596,082
1,764,000	American International Group, Inc., 6.250%, 3/15/2087	1,942,681
1,933,000	American International Group, Inc., (fixed rate to 5/15/2038, variable rate thereafter), 8.175%, 5/15/2068	2,559,292
4,300,000	American International Group, Inc., Series G, MTN, 5.850%, 1/16/2018	4,740,694
23,200,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(e)	24,258,616
1,000,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(e)	1,687,802
1,350,000	AXA S.A., EMTN, (fixed rate to 4/16/2020, variable rate thereafter), 5.250%, 4/16/2040, (EUR)	1,683,238
15,000,000	Forethought Financial Group, Inc., 8.625%, 4/15/2021, 144A	17,300,700
1,225,000	Genworth Financial, Inc., (fixed rate to 11/15/2016, variable rate thereafter), 6.150%, 11/15/2066	747,250
3,695,000	Genworth Holdings, Inc., 4.800%, 2/15/2024	3,223,888
27,200,000	Genworth Holdings, Inc., 4.900%, 8/15/2023	24,080,432
10,990,000	Genworth Holdings, Inc., 6.500%, 6/15/2034	9,891,000
1,475,000	MetLife Capital Trust X, 9.250%, 4/08/2068, 144A	2,072,375
8,145,000	MetLife, Inc., 10.750%, 8/01/2069	13,194,900
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A	30,242,360
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A	10,093,310
3,910,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	4,575,506

		168,444,626

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Local Authorities – 0.9%
3,905,000	Manitoba (Province of), GMTN, 6.375%, 9/01/2015, (NZD)	$2,660,540
95,480,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	78,375,633
82,840,000	New South Wales Treasury Corp., 6.000%, 2/01/2018, (AUD)	69,910,527

		150,946,700

	Media Entertainment – 0.9%
111,590,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,051,596
64,250,000	iHeartCommunications, Inc., 9.000%, 3/01/2021	58,146,250
33,370,000	iHeartCommunications, Inc., 9.000%, 9/15/2022	30,116,425
7,180,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.250%, 2/15/2022	7,269,750
17,950,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/2025	18,578,250
27,185,000	R.R. Donnelley & Sons Co., 6.000%, 4/01/2024	27,320,925
2,410,000	R.R. Donnelley & Sons Co., 6.500%, 11/15/2023	2,488,325
3,730,000	R.R. Donnelley & Sons Co., 7.000%, 2/15/2022	4,009,750
5,925,000	R.R. Donnelley & Sons Co., 7.875%, 3/15/2021	6,687,844

		160,669,115

	Metals & Mining – 1.7%
7,924,756	1839688 Alberta ULC, PIK, 14.000%, 2/13/2020(f)	4,675,606
2,000,000	AK Steel Corp., 7.625%, 10/01/2021	1,630,000
3,949,000	Alcoa, Inc., 5.870%, 2/23/2022	4,245,175
5,075,000	Alcoa, Inc., 5.900%, 2/01/2027	5,366,813
1,405,000	Alcoa, Inc., 5.950%, 2/01/2037	1,401,488
4,330,000	Alcoa, Inc., 6.750%, 1/15/2028	4,817,125
25,271,000	ArcelorMittal, 7.500%, 3/01/2041	24,765,580
30,695,000	Barminco Finance Pty Ltd., 9.000%, 6/01/2018, 144A	28,699,825
8,705,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	8,373,487
8,625,000	Cliffs Natural Resources, Inc., 4.800%, 10/01/2020	4,096,875
3,980,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/2021	1,870,600
46,334,000	Cliffs Natural Resources, Inc., 6.250%, 10/01/2040	20,386,960

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Metals & Mining – continued
$20,408,000	Emeco Pty Ltd., 9.875%, 3/15/2019, 144A	$14,897,840
26,350,000	Essar Steel Algoma, Inc., 9.500%, 11/15/2019, 144A	22,331,625
12,315,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	11,776,219
14,645,000	Lundin Mining Corp., 7.500%, 11/01/2020, 144A	15,779,988
51,000,000	Lundin Mining Corp., 7.875%, 11/01/2022, 144A	54,570,000
4,200,000	Rain CII Carbon LLC/CII Carbon Corp., 8.250%, 1/15/2021, 144A	4,084,500
16,135,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	13,176,701
11,719,000	United States Steel Corp., 6.650%, 6/01/2037	10,429,910
7,490,000	United States Steel Corp., 6.875%, 4/01/2021	7,490,000
16,435,000	United States Steel Corp., 7.000%, 2/01/2018	17,544,362
10,000,000	Worthington Industries, Inc., 6.500%, 4/15/2020	11,322,010

		293,732,689

	Midstream – 0.4%
750,000	El Paso Corp., GMTN, 7.800%, 8/01/2031	856,567
8,935,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	9,676,042
23,179,000	NGPL PipeCo LLC, 7.119%, 12/15/2017, 144A	23,758,475
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	535,300
24,335,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.000%, 1/15/2018, 144A	24,882,538
3,185,492	Transportadora de Gas del Sur S.A., 9.625%, 5/14/2020, 144A	3,217,346

		62,926,268

	Non-Agency Commercial Mortgage-Backed Securities – 0.9%
4,199,406	Column Canada Issuer Corp., Series 2006-WEM, Class A1, 4.591%, 1/15/2022, (CAD)	3,401,889
2,785,000	Column Canada Issuer Corp., Series 2006-WEM, Class A2, 4.934%, 1/15/2022, (CAD)	2,306,466
27,879,541	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR1, 1.886%, 5/13/2031, 144A(b)(c)(d)	27,681,262
12,902,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR2, 2.386%, 5/13/2031, 144A(b)(c)(d)	12,802,835
8,622,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR3, 2.836%, 5/13/2031, 144A(b)(c)(d)	8,556,447
16,080,000	Commercial Mortgage Pass Through Certificates, Series 2014-FL4, Class AR4, 3.936%, 5/13/2031, 144A(b)(c)(d)	15,960,911
35,060,000	GS Mortgage Securities Corp. II, Series 2007-GG10, Class AM, 5.795%, 8/10/2045(b)	35,708,715

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Non-Agency Commercial Mortgage-Backed Securities – continued
16,191,723	Institutional Mortgage Securities Canada, Inc., Series 2014-5A, Class A1, 2.003%, 7/12/2047, 144A, (CAD)	$13,085,219
30,100,000	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(c)(d)	30,118,060

		149,621,804

	Oil Field Services – 0.6%
19,335,000	FTS International, Inc., 6.250%, 5/01/2022	14,211,225
7,120,000	Global Marine, Inc., 7.000%, 6/01/2028	5,304,400
5,636,000	Hercules Offshore, Inc., 6.750%, 4/01/2022, 144A(c)(d)(g)	1,944,420
952,000	Hercules Offshore, Inc., 7.500%, 10/01/2021, 144A(c)(d)(g)	328,440
6,101,000	Hercules Offshore, Inc., 8.750%, 7/15/2021, 144A(c)(d)(g)	2,104,845
1,053,000	Hercules Offshore, Inc., 10.250%, 4/01/2019, 144A(c)(d)(g)	367,234
17,482,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	5,769,060
40,403,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	13,130,975
18,385,000	Pioneer Energy Services Corp., 6.125%, 3/15/2022	14,708,000
12,020,000	Precision Drilling Corp., 5.250%, 11/15/2024	10,457,400
594,000	Precision Drilling Corp., 6.500%, 12/15/2021	576,180
2,590,000	Precision Drilling Corp., 6.625%, 11/15/2020	2,538,200
500,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	315,000
39,300,000	Transocean, Inc., 4.300%, 10/15/2022	29,573,250
1,500,000	Transocean, Inc., 6.500%, 11/15/2020	1,389,375
1,320,000	Transocean, Inc., 6.800%, 3/15/2038	986,700
4,355,000	Transocean, Inc., 6.875%, 12/15/2021	3,919,500

		107,624,204

	Packaging – 0.1%
1,180,000	Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Issuer, Inc., 6.000%, 6/15/2017, 144A	1,180,000
10,055,000	Sealed Air Corp., 5.500%, 9/15/2025, 144A	10,130,413
1,705,000	Signode Industrial Group Lux S.A./Signode Industrial Group U.S., Inc., 6.375%, 5/01/2022, 144A	1,653,850

		12,964,263

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Paper – 0.7%
$14,715,000	Georgia-Pacific LLC, 7.250%, 6/01/2028	$18,807,094
47,875,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	64,834,767
775,000	Georgia-Pacific LLC, 8.875%, 5/15/2031	1,118,003
4,865,000	Westvaco Corp., 7.950%, 2/15/2031	6,256,297
23,365,000	Westvaco Corp., 8.200%, 1/15/2030	31,511,885
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,364,735

		125,892,781

	Property & Casualty Insurance – 0.4%
14,855,000	Hanover Insurance Group, Inc. (The), 6.375%, 6/15/2021	17,154,584
7,375,000	Loews Corp., 2.625%, 5/15/2023	7,051,761
12,510,000	MBIA Insurance Corp., 11.535%, 1/15/2033, 144A(b)(g)	5,942,250
6,555,000	Old Republic International Corp., 4.875%, 10/01/2024	6,781,515
11,200,000	Sirius International Group, 6.375%, 3/20/2017, 144A	11,774,504
3,000,000	Sirius International Group, (fixed rate to 6/30/2017, variable rate thereafter), 7.506%, 144A(e)	3,135,000
17,870,000	XL Group PLC, (fixed rate to 4/15/2017, variable rate thereafter), 6.500%(e)	15,290,108
1,425,000	XLIT Ltd., 6.375%, 11/15/2024	1,679,455

		68,809,177

	Railroads – 0.3%
90,000,000	Hellenic Railways Organization S.A., EMTN, 0.247%, 5/24/2016, (EUR)(b)(c)(d)	53,303,745
1,153,000	Missouri Pacific Railroad Co., 5.000%, 1/01/2045(c)(d)	1,075,345

		54,379,090

	Restaurants – 0.0%
1,330,000	Wagamama Finance PLC, 7.875%, 2/01/2020, 144A, (GBP)	2,165,516

	Retailers – 0.7%
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,674,125
4,187,000	Dillard’s, Inc., 7.130%, 8/01/2018	4,720,842
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,736,250
425,000	Dillard’s, Inc., 7.875%, 1/01/2023	504,688
10,270,000	Foot Locker, Inc., 8.500%, 1/15/2022(c)	11,239,116

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Retailers – continued
$5,930,000	GameStop Corp., 5.500%, 10/01/2019, 144A	$6,093,075
7,490,000	J.C. Penney Corp., Inc., 5.750%, 2/15/2018	7,330,837
27,224,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036	20,145,760
2,510,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	1,895,050
25,795,000	J.C. Penney Corp., Inc., 8.125%, 10/01/2019	25,537,050
12,275,000	Macy’s Retail Holdings, Inc., 6.790%, 7/15/2027	14,411,267
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,482,930
3,910,000	Nine West Holdings, Inc., 6.125%, 11/15/2034	1,779,050
24,860,000	Toys R Us, Inc., 7.375%, 10/15/2018	18,334,250

		124,884,290

	Sovereigns – 1.8%
317,570,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	323,946,806

	Supermarkets – 1.4%
47,456,000	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/2022, 144A	50,422,000
79,276,000	New Albertson’s, Inc., 7.450%, 8/01/2029	76,104,960
25,595,000	New Albertson’s, Inc., 7.750%, 6/15/2026	24,955,125
24,085,000	New Albertson’s, Inc., 8.000%, 5/01/2031	23,844,150
5,815,000	New Albertson’s, Inc., 8.700%, 5/01/2030	5,902,225
16,342,000	New Albertson’s, Inc., Series C, MTN, 6.625%, 6/01/2028	13,890,700
34,580,000	SUPERVALU, Inc., 6.750%, 6/01/2021	34,925,800
23,400,000	SUPERVALU, Inc., 7.750%, 11/15/2022	24,555,375

		254,600,335

	Supranational – 0.4%
16,375,000	European Bank for Reconstruction & Development, 6.250%, 2/05/2016, (BRL)	5,058,232
250,500,000,000	European Bank for Reconstruction & Development, 7.200%, 6/08/2016, (IDR)	18,367,056
24,450,000	Inter-American Development Bank, EMTN, 6.000%, 12/15/2017, (NZD)	17,626,577
72,900,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	22,528,166

		63,580,031

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Technology – 1.7%
$6,475,000	Advanced Micro Devices, Inc., 7.000%, 7/01/2024	$5,471,375
2,255,000	Advanced Micro Devices, Inc., 7.750%, 8/01/2020	1,961,850
94,454,000	Alcatel-Lucent USA, Inc., 6.450%, 3/15/2029	97,523,755
5,845,000	Alcatel-Lucent USA, Inc., 6.500%, 1/15/2028	6,020,350
34,955,000	Amkor Technology, Inc., 6.375%, 10/01/2022	35,391,937
9,100,000	First Data Corp., 10.625%, 6/15/2021	10,078,250
5,210,000	First Data Corp., 11.250%, 1/15/2021	5,783,100
50,531,000	First Data Corp., 11.750%, 8/15/2021	56,847,375
56,340,000	KLA-Tencor Corp., 4.650%, 11/01/2024	56,309,238
15,170,000	KLA-Tencor Corp., 5.650%, 11/01/2034	15,233,426
2,562,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	2,816,696
195,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	244,136
1,400,000	SunGard Data Systems, Inc., 6.625%, 11/01/2019	1,445,500

		295,126,988

	Transportation Services – 0.2%
10,503,000	APL Ltd., 8.000%, 1/15/2024(c)(d)	8,822,520
4,938,659	Atlas Air Pass Through Trust, Series 1998-1, Class B, 7.680%, 1/02/2016(c)	4,938,659
6,862,758	Atlas Air Pass Through Trust, Series 1998-1, Class C, 8.010%, 7/02/2011(c)(g)(h)	8,990,213
2,580,717	Atlas Air Pass Through Trust, Series 1999-1, Class A-1, 7.200%, 7/02/2020(c)	2,580,717
2,270,768	Atlas Air Pass Through Trust, Series 1999-1, Class B, 7.630%, 7/02/2016(c)	2,270,768
4,744,556	Atlas Air Pass Through Trust, Series 1999-1, Class C, 8.770%, 7/02/2012(c)(g)(h)	6,215,368
1,864,358	Atlas Air Pass Through Trust, Series 2000-1, Class B, 9.057%, 7/02/2017(c)	1,864,358
3,970,000	Erac USA Finance Co., 7.000%, 10/15/2037, 144A	4,852,730

		40,535,333

	Treasuries – 15.7%
201,485,000	Canadian Government, 0.250%, 5/01/2017, (CAD)	160,657,267
352,975,000	Canadian Government, 1.000%, 8/01/2016, (CAD)	283,942,812
317,256,000	Canadian Government, 1.250%, 2/01/2016, (CAD)	255,001,178

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

		Treasuries – continued
29,490,000		Canadian Government, 1.250%, 9/01/2018, (CAD)	$24,188,411
80,645,000		Canadian Government, 1.750%, 9/01/2019, (CAD)	67,440,269
89,045,000		Canadian Government, 3.000%, 12/01/2015, (CAD)	72,003,826
6,710,000		Hellenic Republic Government Bond, 3.375%, 7/17/2017, 144A, (EUR)	4,263,628
1,010,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2024, (EUR)(i)	477,671
1,100,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2035, (EUR)(i)	459,427
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2036, (EUR)(i)	1,690,870
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2037, (EUR)(i)	1,712,810
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2038, (EUR)(i)	1,708,797
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2039, (EUR)(i)	1,672,899
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2040, (EUR)(i)	1,704,650
5,970,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(i)	2,537,374
4,000,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2042, (EUR)(i)	1,711,249
9,710,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.000%, 6/15/2017, (MXN)	62,820,348
9,930,439	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	65,789,766
4,250,000	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	30,156,518
7,740,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	54,097,959
27,224,481	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	195,732,023
3,035,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	23,005,657
21,700,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	176,782,344
252,700,000		New Zealand Government Bond, 5.000%, 3/15/2019, (NZD)	183,520,051
175,365,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	137,084,091
458,725,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	66,257,385
836,485,000		Norway Government Bond, 4.250%, 5/19/2017, 144A, (NOK)	113,553,790
658,049,000		Norway Government Bond, 4.500%, 5/22/2019, 144A, (NOK)	95,075,909
162,850,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	49,759,577
55,925,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	18,922,872

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Treasuries – continued
49,120,000	Republic of Brazil, 12.500%, 1/05/2016, (BRL)	$15,682,031
3,842,906,000	Republic of Iceland, 6.000%, 10/13/2016, (ISK)	20,257,198
1,605,660,000	Republic of Iceland, 7.250%, 10/26/2022, (ISK)	8,620,653
4,496,156,000	Republic of Iceland, 8.750%, 2/26/2019, (ISK)	25,170,147
93,535,000	U.S. Treasury Bond, 2.500%, 2/15/2045	82,318,283
187,065,000	U.S. Treasury Bond, 3.000%, 5/15/2045	183,323,700
95,000,000	U.S. Treasury Note, 0.375%, 4/30/2016	95,066,785
35,075,000	U.S. Treasury Note, 0.500%, 6/30/2016	35,132,558
150,000,000	U.S. Treasury Note, 0.500%, 3/31/2017	149,847,600

		2,769,150,383

	Wireless – 0.6%
293,000,000	America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	17,858,693
134,600,000	America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	8,284,372
31,041,000	Sprint Capital Corp., 6.875%, 11/15/2028	26,695,260
6,260,000	Sprint Capital Corp., 8.750%, 3/15/2032	6,087,850
21,052,000	Sprint Communications, Inc., 6.000%, 11/15/2022	19,236,265
8,200,000	Sprint Corp., 7.125%, 6/15/2024	7,606,320
23,641,000	Sprint Corp., 7.250%, 9/15/2021	23,049,975

		108,818,735

	Wirelines – 3.5%
4,370,000	Bell Canada, MTN, 6.550%, 5/01/2029, 144A, (CAD)	4,248,277
7,545,000	Bell Canada, Series M-17, 6.100%, 3/16/2035, (CAD)	7,061,915
72,320,000	CenturyLink, Inc., 6.450%, 6/15/2021	72,862,400
765,000	CenturyLink, Inc., 7.650%, 3/15/2042	692,325
7,410,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	7,113,600
2,965,000	CenturyLink, Inc., Series P, 7.600%, 9/15/2039	2,687,031
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	336,000
10,703,000	Consolidated Communications, Inc., 6.500%, 10/01/2022, 144A	10,315,016

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
17,900,000	Eircom Finance Ltd., 9.250%, 5/15/2020, 144A, (EUR)	$21,652,051
5,330,000	Embarq Corp., 7.995%, 6/01/2036	5,909,371
37,225,000	FairPoint Communications, Inc., 8.750%, 8/15/2019, 144A	38,714,000
16,755,000	Frontier Communications Corp., 6.250%, 9/15/2021	15,247,050
18,725,000	Frontier Communications Corp., 6.875%, 1/15/2025	15,658,781
38,336,000	Frontier Communications Corp., 7.875%, 1/15/2027	35,460,800
1,120,000	Koninklijke (Royal) KPN NV, EMTN, 5.750%, 3/18/2016, (GBP)	1,815,001
25,745,000	Level 3 Communications, Inc., 5.750%, 12/01/2022	25,551,912
11,690,000	Level 3 Financing, Inc., 7.000%, 6/01/2020	12,406,012
4,667,000	Oi S.A., 5.750%, 2/10/2022, 144A	4,042,789
16,550,000	Portugal Telecom International Finance BV, EMTN, 4.500%, 6/16/2025, (EUR)	17,159,207
29,750,000	Portugal Telecom International Finance BV, EMTN, 5.000%, 11/04/2019, (EUR)	33,742,218
42,460,000	Qwest Capital Funding, Inc., 6.875%, 7/15/2028	41,716,950
12,463,000	Qwest Capital Funding, Inc., 7.625%, 8/03/2021	13,397,725
32,395,000	Qwest Capital Funding, Inc., 7.750%, 2/15/2031	33,366,850
31,060,000	Qwest Corp., 6.875%, 9/15/2033	30,711,817
3,075,000	Qwest Corp., 7.200%, 11/10/2026	3,100,655
3,999,000	Qwest Corp., 7.250%, 9/15/2025	4,523,909
39,171,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	38,117,692
22,645,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	23,211,125
7,200,000	Telecom Italia SpA, EMTN, 5.250%, 3/17/2055, (EUR)	8,122,887
5,250,000	Telefonica Emisiones SAU, 4.570%, 4/27/2023	5,512,889
4,350,000	Telefonica Emisiones SAU, 7.045%, 6/20/2036	5,342,418
31,690,000	Telus Corp., 4.950%, 3/15/2017, (CAD)	26,815,474
18,600,000	Telus Corp., Series CG, 5.050%, 12/04/2019, (CAD)	16,772,018
29,552,000	Verizon Communications, Inc., 2.450%, 11/01/2022	27,742,945
3,346,000	Verizon New England, Inc., 7.875%, 11/15/2029	4,270,336

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Non-Convertible Bonds – continued

	Wirelines – continued
$2,080,000	Verizon Pennsylvania, Inc., 6.000%, 12/01/2028	$2,220,144
3,760,000	Windstream Corp., 7.500%, 4/01/2023	3,280,600
1,225,000	Windstream Services LLC, 7.500%, 6/01/2022	1,076,469

		621,978,659

	Total Non-Convertible Bonds (Identified Cost $11,956,650,330)	11,631,382,461

Convertible Bonds – 5.6%

	Building Materials – 0.8%
19,486,000	KB Home, 1.375%, 2/01/2019	18,962,314
52,005,000	Lennar Corp., 3.250%, 11/15/2021, 144A	113,533,415
9,592,000	Ryland Group, Inc. (The), 0.250%, 6/01/2019	9,256,280

		141,752,009

	Chemicals – 0.0%
4,305,000	RPM International, Inc., 2.250%, 12/15/2020	5,009,944

	Consumer Cyclical Services – 0.1%
20,848,000	Jarden Corp., 1.125%, 3/15/2034	24,274,890

	Consumer Products – 0.1%
13,670,000	Euronet Worldwide, Inc., 1.500%, 10/01/2044, 144A	15,079,719

	Diversified Manufacturing – 0.1%
16,727,000	Trinity Industries, Inc., 3.875%, 6/01/2036	21,170,109

	Healthcare – 0.1%
15,025,000	Hologic, Inc., (accretes to principal after 3/01/2018), 2.000%, 3/01/2042(i)	19,814,219

	Media Entertainment – 0.2%
27,795,000	Rovi Corp., 0.500%, 3/01/2020, 144A	25,397,681

	Midstream – 0.7%
63,121,000	Chesapeake Energy Corp., 2.250%, 12/15/2038	54,757,467
49,165,000	Chesapeake Energy Corp., 2.500%, 5/15/2037	46,583,838
12,006,000	Chesapeake Energy Corp., 2.750%, 11/15/2035	11,885,940

		113,227,245

Principal Amount (‡)		Description	Value (†)

Bonds and Notes – continued

Convertible Bonds – continued

		Pharmaceuticals – 0.1%
$1,195,000		BioMarin Pharmaceutical, Inc., 0.750%, 10/15/2018	$1,841,794
1,655,000		BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	2,635,587
1,810,000		Illumina, Inc., 0.250%, 3/15/2016	4,719,575
1,910,000		Omnicare, Inc., 3.250%, 12/15/2035	2,374,369
2,047,000		Omnicare, Inc., 3.750%, 12/15/2025	7,247,659

			18,818,984

		Property & Casualty Insurance – 0.5%
5,025,000		Jefferies Group LLC, 3.875%, 11/01/2029	5,128,641
72,915,000		Old Republic International Corp., 3.750%, 3/15/2018	86,085,272

			91,213,913

		Technology – 2.9%
7,680,000	(††††)	Alcatel-Lucent, Series ALU, 0.125%, 1/30/2020, (EUR)	38,408,407
7,520,000		Brocade Communications Systems, Inc., 1.375%, 1/01/2020, 144A	7,820,800
68,075,000		Ciena Corp., 0.875%, 6/15/2017	68,330,281
7,185,000		Ciena Corp., 3.750%, 10/15/2018, 144A	9,780,581
2,429,000		Intel Corp., 2.950%, 12/15/2035	2,922,391
205,005,000		Intel Corp., 3.250%, 8/01/2039	311,863,856
11,570,000		JDS Uniphase Corp., 0.625%, 8/15/2033	11,360,294
1,055,000		Lam Research Corp., Series B, 1.250%, 5/15/2018	1,496,122
5,515,515		Liberty Media LLC, 3.500%, 1/15/2031	4,870,818
39,460,000		Nuance Communications, Inc., 1.500%, 11/01/2035	40,767,113
10,415,000		Priceline Group, Inc. (The), 0.900%, 9/15/2021, 144A	9,933,306

			507,553,969

		Total Convertible Bonds (Identified Cost $764,113,557)	983,312,682

Municipals – 1.1%

		District of Columbia – 0.0%
3,850,000		Metropolitan Washington Airports Authority, Series D, 8.000%, 10/01/2047	4,870,404

		Illinois – 0.3%
47,285,000		State of Illinois, 5.100%, 6/01/2033	44,067,256

Principal Amount (‡)	Description	Value (†)

Bonds and Notes – continued

Municipals – continued

	Michigan – 0.1%
$12,220,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	$10,347,529

	Puerto Rico – 0.2%
63,900,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035	43,132,500

	Virginia – 0.5%
123,115,000	Virginia Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	90,068,472

	Total Municipals (Identified Cost $229,139,030)	192,486,161

	Total Bonds and Notes (Identified Cost $12,949,902,917)	12,807,181,304

Loan Participations – 0.1%

	ABS Other – 0.1%
14,489,059	Rise Ltd., Series 2014-1, Class B, 6.500%, 2/15/2039(b)(c)(d)(j) (Identified Cost $14,597,727)	14,597,727

Senior Loans – 3.0%

	Automotive – 0.2%
22,249,577	IBC Capital Ltd., 1st Lien Term Loan, 4.750%, 9/09/2021(b)	21,637,714
5,948,124	IBC Capital Ltd., 2nd Lien Term Loan, 8.000%, 9/09/2022(b)	5,769,680

		27,407,394

	Chemicals – 0.3%
4,764,557	Ascend Performance Materials LLC, Term Loan B, 6.750%, 4/10/2018(b)	4,049,873
5,646,017	Emerald Performance Materials LLC, New 1st Lien Term Loan, 4.500%, 8/01/2021(b)	5,630,152
6,147,386	Emerald Performance Materials LLC, New 2nd Lien Term Loan, 7.750%, 8/01/2022(b)	6,098,699
31,355,000	Houghton International, Inc., New 2nd Lien Term Loan, 9.500%, 12/20/2020(b)	31,355,000

		47,133,724

	Construction Machinery – 0.2%
44,338,165	Onsite U.S. Finco LLC, Term Loan, 5.500%, 7/30/2021(b)	42,897,175

	Consumer Cyclical Services – 0.4%
42,462,500	SourceHov LLC, 2014 1st Lien Term Loan, 7.750%, 10/31/2019(b)	38,994,588
43,000,000	SourceHov LLC, 2014 2nd Lien Term Loan, 11.500%, 4/30/2020(b)	37,625,000

		76,619,588

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Consumer Products – 0.1%
$14,471,289	Visant Corp., New Term Loan, 7.000%, 9/23/2021(b)	$13,940,627

	Diversified Manufacturing – 0.2%
9,956,035	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(b)	8,014,608
21,863,132	Ameriforge Group, Inc., 2nd Lien Term Loan, 8.750%, 12/19/2020(b)	18,146,400

		26,161,008

	Finance Companies – 0.4%
61,668,221	iStar Financial, Inc., Add on Term Loan A2, 7.000%, 3/19/2017(b)	63,826,608

	Financial Other – 0.1%
21,130,042	DBRS Ltd., Term Loan, 6.250%, 3/04/2022(b)	21,130,042

	Industrial Other – 0.0%
4,813,380	Eastman Kodak Co., Exit Term Loan, 7.250%, 9/03/2019(b)	4,807,363

	Media Entertainment – 0.0%
6,703,449	SuperMedia, Inc., Exit Term Loan, 11.600%, 12/30/2016(b)	3,971,793

	Natural Gas – 0.1%
10,139,640	Southcross Holdings Borrower LP, Term Loan B, 6.000%, 8/04/2021(b)	9,835,450

	Oil Field Services – 0.1%
2,618,182	FTS International, Inc., New Term Loan B, 5.750%, 4/16/2021(b)	2,094,545
5,440,563	Paragon Offshore Finance Co., Term Loan B, 3.750%, 7/18/2021(b)	3,944,408
2,955,330	Petroleum Geo-Services ASA, New Term Loan B, 3.250%, 3/19/2021(b)	2,657,344
2,760,596	UTEX Industries, Inc., 2nd Lien Term Loan 2014, 8.250%, 5/22/2022(b)	2,332,704

		11,029,001

	Other Utility – 0.0%
1,298,000	PowerTeam Services LLC, 2nd Lien Term Loan, 8.250%, 11/06/2020(b)	1,278,530

	Property & Casualty Insurance – 0.0%
2,250,800	CGSC of Delaware Holding Corp., 2nd Lien Term Loan C, 8.250%, 10/16/2020(b)	1,924,434

	Retailers – 0.1%
14,228,094	J.C. Penney Corp., Inc., New Term Loan, 5.000%, 6/20/2019(b)	14,183,702
2,877,865	Toys ‘R’ Us Property Co. I LLC, New Term Loan B, 6.000%, 8/21/2019(b)	2,732,188

		16,915,890

Principal Amount (‡)	Description	Value (†)

Senior Loans – continued

	Supermarkets – 0.3%
$28,550,893	Albertson’s LLC, Term Loan B4, 5.500%, 8/25/2021(b)	$28,660,528
17,994,819	New Albertson’s, Inc., Term Loan, 4.750%, 6/27/2021(b)	18,013,534
13,505,323	Supervalu, Inc., Refi Term Loan B, 4.500%, 3/21/2019(b)	13,520,719

		60,194,781

	Technology – 0.1%
4,070,400	Aptean, Inc., 2nd Lien Term Loan, 8.500%, 2/26/2021(b)	3,917,760
9,507,380	IQOR U.S., Inc., 2nd Lien Term Loan, 9.750%, 4/01/2022(b)	8,723,021

		12,640,781

	Transportation Services – 0.0%
4,375,520	OSG Bulk Ships, Inc., Exit Term Loan, 5.250%, 8/05/2019(b)	4,372,807

	Wireless – 0.0%
3,384,615	Asurion LLC, New 2nd Lien Term Loan, 8.500%, 3/03/2021(b)	3,434,335

	Wirelines – 0.4%
39,062,000	CWC Cayman Finance Ltd., Unsecured Term Loan, 6.500%, 4/28/2017(b)	39,159,655
17,392,695	Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 6/06/2019(b)	17,418,784
14,998,206	Integra Telecom, Inc., 2nd Lien Term Loan, 9.750%, 2/21/2020(b)	14,873,271
1,672,963	LTS Buyer LLC, 2nd Lien Term Loan, 8.000%, 4/12/2021(b)	1,661,804

		73,113,514

	Total Senior Loans (Identified Cost $533,204,377)	522,634,845

Shares

Common Stocks – 19.8%

	Airlines – 0.0%
38,455	United Continental Holdings, Inc.(g)	2,038,500

	Automobiles – 2.0%
15,608,933	Ford Motor Co.	234,290,084
3,379,086	General Motors Co.	112,624,937

		346,915,021

	Banks – 0.4%
3,979,932	Bank of America Corp.	67,738,443

	Chemicals – 0.4%
1,364,851	Dow Chemical Co. (The)	69,839,426

	Containers & Packaging – 0.1%
460,656	Owens-Illinois, Inc.(g)	10,567,449

Shares	Description	Value (†)

Common Stocks – continued

	Diversified Telecommunication Services – 2.0%
283,397	Hawaiian Telcom Holdco, Inc.(g)	$7,396,661
607,219	Level 3 Communications, Inc.(g)	31,982,225
3,346,339	Telecom Italia SpA, Sponsored ADR	33,965,341
19,550,590	Telefonica S.A., Sponsored ADR	277,618,378

		350,962,605

	Electric Utilities – 0.0%
94,166	Duke Energy Corp.	6,650,003

	Electronic Equipment, Instruments & Components – 3.6%
32,000,000	Corning, Inc.	631,360,000

	Food Products – 0.6%
2,309,175	ConAgra Foods, Inc.	100,957,131

	Household Durables – 0.2%
477,725	KB Home	7,930,235
549,450	Lennar Corp., Class A	28,043,928

		35,974,163

	Insurance – 0.8%
1,510,275	Prudential Financial, Inc.	132,179,268

	IT Services – 1.8%
2,000,000	International Business Machines Corp.	325,320,000

	Multi-Utilities – 0.0%
73,618	CMS Energy Corp.	2,343,997

	Oil, Gas & Consumable Fuels – 1.3%
846,398	Chesapeake Energy Corp.	9,454,266
5,351,804	Repsol YPF S.A., Sponsored ADR	94,191,750
2,134,173	Royal Dutch Shell PLC, ADR	121,669,203
160,839	SandRidge Energy, Inc.(g)	141,056
141,249	Spectra Energy Corp.	4,604,717

		230,060,992

	Pharmaceuticals – 3.2%
8,514,190	Bristol-Myers Squibb Co.	566,534,202
2,288	Teva Pharmaceutical Industries Ltd., Sponsored ADR	135,221

		566,669,423

	REITs - Apartments – 0.2%
290,904	Apartment Investment & Management Co., Class A	10,743,085
460,000	Equity Residential	32,278,200

		43,021,285

	REITs - Diversified – 0.0%
227,043	NexPoint Residential Trust, Inc.	3,049,187

	REITs - Regional Malls – 0.1%
123,159	Simon Property Group, Inc.	21,308,970

	REITs - Shopping Centers – 0.0%
201,557	DDR Corp.	3,116,071

Shares	Description	Value (†)

Common Stocks – continued

	REITs - Shopping Centers – continued
61,579	WP GLIMCHER, Inc.	$833,164

		3,949,235

	Semiconductors & Semiconductor Equipment – 3.0%
17,300,541	Intel Corp.	526,195,954

	Trading Companies & Distributors – 0.1%
176,859	United Rentals, Inc.(g)	15,496,386

	Total Common Stocks (Identified Cost $2,645,407,595)	3,492,597,438

Preferred Stocks – 2.0%

Convertible Preferred Stocks – 1.7%

	Banking – 0.2%
19,062	Bank of America Corp., Series L, 7.250%	21,196,944
8,533	Wells Fargo & Co., Series L, Class A, 7.500%	10,026,275

		31,223,219

	Communications – 0.0%
10,483	Cincinnati Bell, Inc., 6.750%	513,982

	Electric – 0.1%
380,577	AES Trust III, 6.750%	19,352,340

	Energy – 0.1%
242,297	El Paso Energy Capital Trust I, 4.750%	13,517,750
85,072	SandRidge Energy, Inc., 7.000%	1,807,780
69,304	SandRidge Energy, Inc., 8.500%	1,589,660

		16,915,190

	Metals & Mining – 0.6%
891,682	Alcoa, Inc., Series 1, 5.375%	35,248,189
4,549,323	ArcelorMittal, 6.000%	71,014,932
250,639	Cliffs Natural Resources, Inc., 7.000%	1,115,344

		107,378,465

	Midstream – 0.5%
172,972	Chesapeake Energy Corp., 4.500%	12,298,309
231,033	Chesapeake Energy Corp., 5.000%	17,731,783
38,539	Chesapeake Energy Corp., Series A, 5.750%, 144A	25,971,818
43,178	Chesapeake Energy Corp., 5.750%, 144A	29,388,026

		85,389,936

Shares	Description	Value (†)

Preferred Stocks – continued

Convertible Preferred Stocks – continued

	REITs - Diversified – 0.1%
29,153	Crown Castle International Corp., Series A, 4.500%	$3,008,590
391,776	Weyerhaeuser Co., Series A, 6.375%	20,372,352

		23,380,942

	REITs - Health Care – 0.1%
116,700	Health Care REIT, Inc., Series I, 6.500%	6,936,648

	REITs - Hotels – 0.0%
167,167	FelCor Lodging Trust, Inc., Series A, 1.950%	4,124,010

	REITs - Mortgage – 0.0%
38,767	iStar Financial, Inc., Series J, 4.500%	2,209,331

	Total Convertible Preferred Stocks (Identified Cost $355,384,475)	297,424,063

Non-Convertible Preferred Stocks – 0.3%

	Banking – 0.2%
22,952	Ally Financial, Inc., Series G, 7.000%, 144A	23,192,280
35,000	Bank of America Corp., 6.375%	879,900
389,800	Countrywide Capital IV, 6.750%	9,885,328

		33,957,508

	Electric – 0.0%
393	Entergy New Orleans, Inc., 4.750%	38,318

	Finance Companies – 0.0%
39,200	iStar Financial, Inc., Series E, 7.875%	964,320
39,300	iStar Financial, Inc., Series F, 7.800%	968,745
10,425	iStar Financial, Inc., Series G, 7.650%	256,768
101,175	SLM Corp., Series A, 6.970%	5,033,456

		7,223,289

	Home Construction – 0.0%
208,246	Hovnanian Enterprises, Inc., 7.625%(g)	2,786,331

	REITs - Office Property – 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,899,240

Shares	Description	Value (†)

Preferred Stocks – continued

Non-Convertible Preferred Stocks – continued

	REITs - Warehouse/Industrials – 0.1%
116,192	ProLogis, Inc., Series Q, 8.540%	$7,690,458

	Total Non-Convertible Preferred Stocks (Identified Cost $32,219,429)	53,595,144

	Total Preferred Stocks (Identified Cost $387,603,904)	351,019,207

Closed-End Investment Companies – 0.0%
681,131	NexPoint Credit Strategies Fund (Identified Cost $10,230,352)	4,992,690

Principal Amount (‡)

Short-Term Investments – 1.6%
$3,039,630	Repurchase Agreement with State Street Bank and Trust Company, dated 6/30/2015 at 0.000% to be repurchased at $3,039,630 on 7/01/2015 collateralized by $3,045,600 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $3,100,481 including accrued interest(k)	3,039,630
277,966,309	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $277,966,387 on 7/01/2015 collateralized by $35,915,000 U.S. Treasury Note, 2.000% due 2/28/2021 valued at $36,405,671; $239,695,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $245,986,994; $1,030,000 U.S. Treasury Note, 4.000% due 8/15/2018 valued at $1,142,013 including accrued interest(k)	277,966,309

	Total Short-Term Investments (Identified Cost $281,005,939)	281,005,939

	Total Investments – 99.3% (Identified Cost $16,821,952,811)(a)	17,474,029,150
	Other assets less liabilities – 0.7%	116,602,181

	Net Assets – 100.0%	$17,590,631,331

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(††††)	Amount shown represents units. One unit represents a principal amount of 4.02.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $16,844,891,899 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,954,432,182
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,325,294,931)

Net unrealized appreciation	$629,137,251

(b)	Variable rate security. Rate as of June 30, 2015 is disclosed.
(c)	Fair valued by the Fund’s adviser. At June 30, 2015, the value of these securities amounted to $304,455,656 or 1.7% (includes illiquid securities) of net assets.
(d)	Illiquid security. At June 30, 2015, the value of these securities amounted to $266,356,457 or 1.5% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(e)	Perpetual bond with no specified maturity date.
(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended June 30, 2015, interest payments were made in additional debt securities.
(g)	Non-income producing security.
(h)	Maturity has been extended under the terms of a plan of reorganization.
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.

(j)	The Fund may invest in loans to corporate, governmental or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. When a Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had investments in a repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, the value of Rule 144A holdings amounted to $3,370,041,733 or 19.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ISK	Icelandic Krona
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$74,916,457	(a)	$74,916,457
Airlines	—	441,499,445	80,890,661	(b)	522,390,106
Finance Companies	2,371,255	928,651,608	—		931,022,863
Non-Agency Commercial Mortgage-Backed Securities	—	119,503,744	30,118,060	(b)	149,621,804
Retailers	—	113,645,174	11,239,116	(c)	124,884,290
Transportation Services	—	13,675,250	26,860,083	(c)	40,535,333
All Other Non-Convertible Bonds*	—	9,788,011,608	—		9,788,011,608

Total Non-Convertible Bonds	2,371,255	11,404,986,829	224,024,377		11,631,382,461

Convertible Bonds*	—	983,312,682	—		983,312,682
Municipals*	—	192,486,161	—		192,486,161

Total Bonds and Notes	2,371,255	12,580,785,672	224,024,377		12,807,181,304

Loan Participations*	—	—	14,597,727		14,597,727
Senior Loans*	—	522,634,845	—		522,634,845
Common Stocks*	3,492,597,438	—	—		3,492,597,438
Preferred Stocks
Convertible Preferred Stocks
Energy	13,517,750	3,397,440	—		16,915,190
Midstream	12,298,309	47,119,809	25,971,818	(b)	85,389,936
REITs - Mortgage	—	2,209,331	—		2,209,331
All Other Convertible Preferred Stocks*	192,909,606	—	—		192,909,606

Total Convertible Preferred Stocks	218,725,665	52,726,580	25,971,818		297,424,063

Non-Convertible Preferred Stocks
Electric	—	38,318	—		38,318
REITs - Office Property	—	1,899,240	—		1,899,240
REITs - Warehouse/Industrials	—	7,690,458	—		7,690,458
All Other Non-Convertible Preferred Stocks*	43,967,128	—	—		43,967,128

Total Non-Convertible Preferred Stocks	43,967,128	9,628,016	—		53,595,144

Total Preferred Stocks	262,692,793	62,354,596	25,971,818		351,019,207

Closed-End Investment Companies	4,992,690	—	—		4,992,690
Short-Term Investments	—	281,005,939	—		281,005,939

Total	$3,762,654,176	$13,446,781,052	$264,593,922		$17,474,029,150

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices ($12,600,650) or fair valued by the Fund’s adviser ($62,315,807).
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.

Preferred stocks valued at $21,217,832 were transferred from Level 1 to Level 2 during the period ended June 30, 2015. At September 31, 2014, these securities were valued at the last sale price. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service.

A preferred stock valued at $466,429 was transferred from Level 2 to Level 1 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued at the last sale price in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or June 30, 2015:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2015	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2015
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$101	$(3,409,147)	$84,202,992	$(5,877,489)	$—	$—	$74,916,457	$(3,409,147)
Airlines	270,539,686	134,765	266,091	(2,265,296)	—	(43,898,440)	—	(143,886,145)	80,890,661	(760,635)
Banking	162,624,689	—	—	—	—	—	—	(162,624,689)	—	—
Metals & Mining	8,350,160	41,591	2,237	2,687,201	—	(11,081,189)	—	—	—	—
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	18,060	30,100,000	—	—	—	30,118,060	18,060
Retailers	11,232,004	27,693	—	(20,581)	—	—	—	—	11,239,116	(20,581)
Transportation Services	29,689,394	—	332,510	(688,363)	—	(2,473,458)	—	—	26,860,083	(311,929)
Convertible Bonds
Wirelines	53,861	—	(21,838)	17,377	—	(49,400)	—	—	—	—
Loan Participations	15,059,064	—	(3,020)	(55,843)	—	(402,474)	—	—	14,597,727	(54,334)
Preferred Stocks
Convertible Preferred Stocks
Midstream	—	—	—	(14,325,735)	12,942,584	—	27,354,969	—	25,971,818	(14,325,735)

Total	$497,548,858	$204,049	$576,081	$(18,042,327)	$127,245,576	$(63,782,450)	$27,354,969	$(306,510,834)	$264,593,922	$(18,864,301)

A preferred stock valued at $27,354,969 was transferred from Level 2 to Level 3 during the period ended June 30, 2015. At September 30, 2014, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service. At June 30, 2015, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Debt securities valued at $306,510,834 were transferred from Level 3 to Level 2 during the period ended June 30, 2015. At September 30, 2014, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At June 30, 2015, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2015 (Unaudited)

Treasuries	15.7%
Banking	8.0
Finance Companies	5.7
Technology	4.7
Wirelines	3.9
Electronic Equipment, Instruments & Components	3.6
Healthcare	3.5
Pharmaceuticals	3.3
Semiconductors & Semiconductor Equipment	3.0
Airlines	3.0
Chemicals	2.9
Electric	2.3
Metals & Mining	2.3
Diversified Telecommunication Services	2.0
Automobiles	2.0
Independent Energy	2.0
Other Investments, less than 2% each	29.8
Short-Term Investments	1.6

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

Currency Exposure Summary at June 30, 2015 (Unaudited)

United States Dollar	77.6%
Canadian Dollar	6.2
New Zealand Dollar	4.0
Mexican Peso	3.7
Australian Dollar	2.8
Other, less than 2% each	5.0

Total Investments	99.3
Other assets less liabilities	0.7

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of June 30, 2015 (Unaudited)

Loomis Sayles Value Fund

Shares	Description	Value (†)

Common Stocks – 98.3% of Net Assets

	Aerospace & Defense – 4.5%
254,121	Honeywell International, Inc.	$25,912,718
172,029	Northrop Grumman Corp.	27,288,960
228,405	United Technologies Corp.	25,336,967

		78,538,645

	Automobiles – 2.0%
629,624	General Motors Co.	20,985,368
267,227	Harley-Davidson, Inc.	15,058,241

		36,043,609

	Banks – 12.5%
2,237,827	Bank of America Corp.	38,087,816
665,629	Citigroup, Inc.	36,769,346
1,505,779	Fifth Third Bancorp	31,350,319
750,478	JPMorgan Chase & Co.	50,852,389
252,359	PNC Financial Services Group, Inc. (The)	24,138,138
674,764	Wells Fargo & Co.	37,948,727

		219,146,735

	Beverages – 1.4%
258,782	PepsiCo, Inc.	24,154,712

	Capital Markets – 3.8%
209,614	Ameriprise Financial, Inc.	26,187,077
346,343	Legg Mason, Inc.	17,847,055
293,272	State Street Corp.	22,581,944

		66,616,076

	Chemicals – 1.2%
326,696	E.I. du Pont de Nemours & Co.	20,892,209

	Communications Equipment – 2.6%
852,191	Cisco Systems, Inc.	23,401,165
342,370	QUALCOMM, Inc.	21,442,633

		44,843,798

	Construction Materials – 1.4%
297,923	Vulcan Materials Co.	25,004,677

	Consumer Finance – 2.7%
236,867	American Express Co.	18,409,303
503,105	Discover Financial Services	28,988,910

		47,398,213

	Containers & Packaging – 1.7%
596,638	Sealed Air Corp.	30,655,260

	Diversified Telecommunication Services – 1.3%
474,636	Verizon Communications, Inc.	22,122,784

Shares	Description	Value (†)

Common Stocks – continued

	Electric Utilities – 1.1%
195,719	NextEra Energy, Inc.	$19,186,334

	Electrical Equipment – 1.5%
391,526	Eaton Corp. PLC	26,424,090

	Electronic Equipment, Instruments & Components – 0.9%
893,432	Knowles Corp.(b)	16,171,119

	Energy Equipment & Services – 2.2%
557,832	Halliburton Co.	24,025,824
313,578	National Oilwell Varco, Inc.	15,139,546

		39,165,370

	Food & Staples Retailing – 1.2%
205,539	CVS Health Corp.	21,556,930

	Food Products – 1.4%
584,812	Mondelez International, Inc., Class A	24,059,166

	Health Care Equipment & Supplies – 1.6%
372,848	Medtronic PLC	27,628,037

	Health Care Providers & Services – 4.9%
280,112	Express Scripts Holding Co.(b)	24,913,161
251,884	HCA Holdings, Inc.(b)	22,850,917
317,894	UnitedHealth Group, Inc.	38,783,068

		86,547,146

	Independent Power & Renewable Electricity Producers – 0.8%
772,892	Calpine Corp.(b)	13,904,327

	Insurance – 7.1%
481,945	American International Group, Inc.	29,793,840
585,772	FNF Group	21,667,706
520,509	MetLife, Inc.	29,143,299
209,665	Travelers Cos., Inc. (The)	20,266,219
655,483	Unum Group	23,433,517

		124,304,581

	Internet & Catalog Retail – 1.3%
820,355	Liberty Interactive Corp., Class A(b)	22,764,851

	Machinery – 3.0%
144,730	Illinois Tool Works, Inc.	13,284,767
290,493	Ingersoll-Rand PLC	19,585,038
297,034	Pentair PLC	20,421,087

		53,290,892

	Media – 4.8%
494,220	Comcast Corp., Class A	29,722,391
308,313	Liberty Global PLC, Class A(b)	16,670,484
278,597	Omnicom Group, Inc.	19,359,705
299,048	Viacom, Inc., Class B	19,330,463

		85,083,043

Shares	Description	Value (†)

Common Stocks – continued

	Multi-Utilities – 1.0%
358,329	PG&E Corp.	$17,593,954

	Oil, Gas & Consumable Fuels – 6.3%
300,750	Chevron Corp.	29,013,352
278,166	Hess Corp.	18,603,742
904,871	Marathon Oil Corp.	24,015,276
386,755	Royal Dutch Shell PLC, ADR	22,048,903
279,801	Valero Energy Corp.	17,515,543

		111,196,816

	Pharmaceuticals – 10.4%
70,778	Allergan PLC(b)	21,478,292
406,850	Eli Lilly & Co.	33,967,907
518,080	Merck & Co., Inc.	29,494,294
1,248,789	Pfizer, Inc.	41,871,895
624,375	Sanofi, ADR	30,925,294
437,619	Teva Pharmaceutical Industries Ltd., Sponsored ADR	25,863,283

		183,600,965

	REITs - Diversified – 1.1%
632,746	Weyerhaeuser Co.	19,931,499

	Road & Rail – 1.5%
298,886	Norfolk Southern Corp.	26,110,681

	Software – 3.7%
860,637	Microsoft Corp.	37,997,124
1,166,120	Symantec Corp.	27,112,290

		65,109,414

	Specialty Retail – 1.1%
284,349	Lowe’s Cos., Inc.	19,042,853

	Technology Hardware, Storage & Peripherals – 2.5%
166,691	Apple, Inc.	20,907,219
865,740	EMC Corp.	22,846,878

		43,754,097

	Textiles, Apparel & Luxury Goods – 1.4%
189,749	Ralph Lauren Corp.	25,115,178

	Tobacco – 1.2%
254,876	Philip Morris International, Inc.	20,433,409

	Wireless Telecommunication Services – 1.2%
590,051	Vodafone Group PLC, Sponsored ADR	21,507,359

	Total Common Stocks (Identified Cost $1,348,188,320)	1,728,898,829

Principal Amount	Description	Value (†)

Short-Term Investments – 1.7%
$29,655,988	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2015 at 0.010% to be repurchased at $29,655,996 on 7/01/2015 collateralized by $29,480,000 U.S. Treasury Note, 2.250% due 3/31/2021 valued at $30,253,850 including accrued interest(c) (Identified Cost $29,655,988)	$29,655,988

	Total Investments – 100.0% (Identified Cost $1,377,844,308)(a)	1,758,554,817
	Other assets less liabilities – (0.0)%	(751,456)

	Net Assets – 100.0%	$1,757,803,361

Shares

Common Stocks Sold Short – (0.1)%

	Chemicals – (0.1)%
65,339	Chemours Co. (The)(b)(d)(e) (Proceeds $1,387,370)	$(1,045,424)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At June 30, 2015, the net unrealized appreciation on investments based on a cost of $1,377,844,308 (excludes proceeds received from short sales of $(1,387,370)) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost
Investment securities	$431,524,063
Securities sold short	341,946
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value
Investment securities	$(50,813,554)
Securities sold short	—

Net unrealized appreciation	$380,052,455

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d)	When-issued security. When-issued refers to a transaction made conditionally because a security, although authorized, has not been issued.
(e)	During the period ended June 30, 2015, the Fund received shares of this security as part of a corporate action. The Fund sold its shares on a when-issued basis prior to receiving them. This transaction is presented as a short sale.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,728,898,829	$—	$—	$1,728,898,829
Short-Term Investments	—	29,655,988	—	29,655,988

Total	$1,728,898,829	$29,655,988	$—	$1,758,554,817

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short*	$(1,045,424)	$—	$—	$(1,045,424)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2015 there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2015 (Unaudited)

Banks	12.5%
Pharmaceuticals	10.4
Insurance	7.1
Oil, Gas & Consumable Fuels	6.3
Health Care Providers & Services	4.9
Media	4.8
Aerospace & Defense	4.5
Capital Markets	3.8
Software	3.7
Machinery	3.0
Consumer Finance	2.7
Communications Equipment	2.6
Technology Hardware, Storage & Peripherals	2.5
Energy Equipment & Services	2.2
Automobiles	2.0
Other Investments, less than 2% each*	25.3
Short-Term Investments	1.7

Total Investments	100.0
Other assets less liabilities	(0.0)

Net Assets	100.0%

*	Net of securities sold short.

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David Giunta

Name:	David Giunta
Title:	Chief Executive Officer
Date:	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David Giunta

Name:	David Giunta
Title:	Chief Executive Officer
Date:	August 20, 2015

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer
Date:	August 20, 2015